UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Real Estate High Income Fund Fidelity® Real Estate High Income Fund

This semi-annual shareholder report contains information about Fidelity® Real Estate High Income Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-617-563-7644.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate High Income Fund	$ 38	0.75%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$717,943,650
Number of Holdings	366
Portfolio Turnover	26%
What did the Fund invest in?
(as of May 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 6.3
AA - 0.8
A - 2.4
BBB - 5.9
BB - 15.4
B - 5.1
CCC,CC,C - 3.4
D - 0.2
Not Rated - 56.8
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

CMOs and Other Mortgage Related Securities - 87.2
Asset-Backed Securities - 5.7
Corporate Bonds - 2.9
Bank Loan Obligations - 0.5
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.7
Grand Cayman (UK Overseas Ter) - 0.3

TOP HOLDINGS (% of Fund's net assets)
BX Commercial Mortgage 2020 Trust	2.6
BX 2019 Trust	2.0
Hilton USA Trust	1.7
BX Commercial Mortgage 2024-VLT5 Trust	1.5
BX 2024 Trust	1.3
VB-S1 Issuer LLC	1.3
MHP	1.3
Morgan Stanley Capital I Trust	1.1
SWCH Commercial Mortgage Trust	1.1
NXPT Commercial Mortgage Trust	1.0
14.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915903.102    671-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Value Strategies Fund Fidelity® Value Strategies Fund : FSLSX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Strategies Fund	$ 42	0.75%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,200,522,585
Number of Holdings	176
Portfolio Turnover	121%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.9
Financials	16.3
Information Technology	13.7
Health Care	10.7
Consumer Discretionary	9.3
Energy	8.1
Real Estate	5.2
Utilities	4.9
Materials	3.5
Consumer Staples	2.9
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.3
Canada - 4.0
United Kingdom - 1.5
Germany - 1.2
France - 0.9
Switzerland - 0.7
Israel - 0.7
Portugal - 0.5
Puerto Rico - 0.5
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	3.7
Sandisk Corp/DE	2.1
ON Semiconductor Corp	1.9
Imperial Oil Ltd	1.1
Iron Mountain Inc	1.1
PG&E Corp	1.1
Delta Air Lines Inc	1.0
Weatherford International PLC	1.0
Sanmina Corp	1.0
Apollo Global Management Inc	0.9
14.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915836.102    14-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Value Strategies Fund Fidelity Advisor® Value Strategies Fund Class M : FASPX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 72	1.30%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,200,522,585
Number of Holdings	176
Portfolio Turnover	121%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.9
Financials	16.3
Information Technology	13.7
Health Care	10.7
Consumer Discretionary	9.3
Energy	8.1
Real Estate	5.2
Utilities	4.9
Materials	3.5
Consumer Staples	2.9
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.3
Canada - 4.0
United Kingdom - 1.5
Germany - 1.2
France - 0.9
Switzerland - 0.7
Israel - 0.7
Portugal - 0.5
Puerto Rico - 0.5
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	3.7
Sandisk Corp/DE	2.1
ON Semiconductor Corp	1.9
Imperial Oil Ltd	1.1
Iron Mountain Inc	1.1
PG&E Corp	1.1
Delta Air Lines Inc	1.0
Weatherford International PLC	1.0
Sanmina Corp	1.0
Apollo Global Management Inc	0.9
14.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915837.102    174-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Value Strategies Fund Fidelity® Value Strategies Fund Class K : FVSKX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 38	0.68%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,200,522,585
Number of Holdings	176
Portfolio Turnover	121%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.9
Financials	16.3
Information Technology	13.7
Health Care	10.7
Consumer Discretionary	9.3
Energy	8.1
Real Estate	5.2
Utilities	4.9
Materials	3.5
Consumer Staples	2.9
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.3
Canada - 4.0
United Kingdom - 1.5
Germany - 1.2
France - 0.9
Switzerland - 0.7
Israel - 0.7
Portugal - 0.5
Puerto Rico - 0.5
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	3.7
Sandisk Corp/DE	2.1
ON Semiconductor Corp	1.9
Imperial Oil Ltd	1.1
Iron Mountain Inc	1.1
PG&E Corp	1.1
Delta Air Lines Inc	1.0
Weatherford International PLC	1.0
Sanmina Corp	1.0
Apollo Global Management Inc	0.9
14.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915838.102    2104-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Value Strategies Fund Fidelity Advisor® Value Strategies Fund Class I : FASOX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.80%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,200,522,585
Number of Holdings	176
Portfolio Turnover	121%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.9
Financials	16.3
Information Technology	13.7
Health Care	10.7
Consumer Discretionary	9.3
Energy	8.1
Real Estate	5.2
Utilities	4.9
Materials	3.5
Consumer Staples	2.9
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.3
Canada - 4.0
United Kingdom - 1.5
Germany - 1.2
France - 0.9
Switzerland - 0.7
Israel - 0.7
Portugal - 0.5
Puerto Rico - 0.5
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	3.7
Sandisk Corp/DE	2.1
ON Semiconductor Corp	1.9
Imperial Oil Ltd	1.1
Iron Mountain Inc	1.1
PG&E Corp	1.1
Delta Air Lines Inc	1.0
Weatherford International PLC	1.0
Sanmina Corp	1.0
Apollo Global Management Inc	0.9
14.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915841.102    694-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Value Strategies Fund Fidelity Advisor® Value Strategies Fund Class C : FVCSX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 100	1.80%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,200,522,585
Number of Holdings	176
Portfolio Turnover	121%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.9
Financials	16.3
Information Technology	13.7
Health Care	10.7
Consumer Discretionary	9.3
Energy	8.1
Real Estate	5.2
Utilities	4.9
Materials	3.5
Consumer Staples	2.9
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.3
Canada - 4.0
United Kingdom - 1.5
Germany - 1.2
France - 0.9
Switzerland - 0.7
Israel - 0.7
Portugal - 0.5
Puerto Rico - 0.5
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	3.7
Sandisk Corp/DE	2.1
ON Semiconductor Corp	1.9
Imperial Oil Ltd	1.1
Iron Mountain Inc	1.1
PG&E Corp	1.1
Delta Air Lines Inc	1.0
Weatherford International PLC	1.0
Sanmina Corp	1.0
Apollo Global Management Inc	0.9
14.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915840.102    5636-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Value Strategies Fund Fidelity Advisor® Value Strategies Fund Class A : FSOAX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 58	1.05%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,200,522,585
Number of Holdings	176
Portfolio Turnover	121%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.9
Financials	16.3
Information Technology	13.7
Health Care	10.7
Consumer Discretionary	9.3
Energy	8.1
Real Estate	5.2
Utilities	4.9
Materials	3.5
Consumer Staples	2.9
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.3
Canada - 4.0
United Kingdom - 1.5
Germany - 1.2
France - 0.9
Switzerland - 0.7
Israel - 0.7
Portugal - 0.5
Puerto Rico - 0.5
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	3.7
Sandisk Corp/DE	2.1
ON Semiconductor Corp	1.9
Imperial Oil Ltd	1.1
Iron Mountain Inc	1.1
PG&E Corp	1.1
Delta Air Lines Inc	1.0
Weatherford International PLC	1.0
Sanmina Corp	1.0
Apollo Global Management Inc	0.9
14.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915839.102    266-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity® Stock Selector Mid Cap Fund : FSSMX

This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Mid Cap Fund	$ 38	0.71%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,541,329,970
Number of Holdings	206
Portfolio Turnover	79%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.1
Information Technology	15.9
Financials	14.3
Consumer Discretionary	10.2
Health Care	8.5
Real Estate	6.6
Materials	4.9
Energy	4.7
Consumer Staples	3.4
Utilities	3.1
Communication Services	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.4
Chile - 0.8
France - 0.6
Puerto Rico - 0.5
Japan - 0.5
United Kingdom - 0.5
Germany - 0.4
Finland - 0.4
Canada - 0.3
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
MACOM Technology Solutions Holdings Inc	2.1
XPO Inc	2.0
Twilio Inc Class A	1.8
Carpenter Technology Corp	1.8
Wesco International Inc	1.7
Kirby Corp	1.4
TD SYNNEX Corp	1.4
Western Digital Corp	1.3
ITT Inc	1.3
Flowserve Corp	1.2
16.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915891.102    2412-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class Z : FSLZX

This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.64%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,541,329,970
Number of Holdings	206
Portfolio Turnover	79%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.1
Information Technology	15.9
Financials	14.3
Consumer Discretionary	10.2
Health Care	8.5
Real Estate	6.6
Materials	4.9
Energy	4.7
Consumer Staples	3.4
Utilities	3.1
Communication Services	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.4
Chile - 0.8
France - 0.6
Puerto Rico - 0.5
Japan - 0.5
United Kingdom - 0.5
Germany - 0.4
Finland - 0.4
Canada - 0.3
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
MACOM Technology Solutions Holdings Inc	2.1
XPO Inc	2.0
Twilio Inc Class A	1.8
Carpenter Technology Corp	1.8
Wesco International Inc	1.7
Kirby Corp	1.4
TD SYNNEX Corp	1.4
Western Digital Corp	1.3
ITT Inc	1.3
Flowserve Corp	1.2
16.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915893.102    2888-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class M : FMCAX

This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 68	1.26%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,541,329,970
Number of Holdings	206
Portfolio Turnover	79%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.1
Information Technology	15.9
Financials	14.3
Consumer Discretionary	10.2
Health Care	8.5
Real Estate	6.6
Materials	4.9
Energy	4.7
Consumer Staples	3.4
Utilities	3.1
Communication Services	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.4
Chile - 0.8
France - 0.6
Puerto Rico - 0.5
Japan - 0.5
United Kingdom - 0.5
Germany - 0.4
Finland - 0.4
Canada - 0.3
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
MACOM Technology Solutions Holdings Inc	2.1
XPO Inc	2.0
Twilio Inc Class A	1.8
Carpenter Technology Corp	1.8
Wesco International Inc	1.7
Kirby Corp	1.4
TD SYNNEX Corp	1.4
Western Digital Corp	1.3
ITT Inc	1.3
Flowserve Corp	1.2
16.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915895.102    531-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class I : FMCCX

This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 41	0.76%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,541,329,970
Number of Holdings	206
Portfolio Turnover	79%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.1
Information Technology	15.9
Financials	14.3
Consumer Discretionary	10.2
Health Care	8.5
Real Estate	6.6
Materials	4.9
Energy	4.7
Consumer Staples	3.4
Utilities	3.1
Communication Services	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.4
Chile - 0.8
France - 0.6
Puerto Rico - 0.5
Japan - 0.5
United Kingdom - 0.5
Germany - 0.4
Finland - 0.4
Canada - 0.3
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
MACOM Technology Solutions Holdings Inc	2.1
XPO Inc	2.0
Twilio Inc Class A	1.8
Carpenter Technology Corp	1.8
Wesco International Inc	1.7
Kirby Corp	1.4
TD SYNNEX Corp	1.4
Western Digital Corp	1.3
ITT Inc	1.3
Flowserve Corp	1.2
16.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915896.102    533-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class C : FMCEX

This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 95	1.76%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,541,329,970
Number of Holdings	206
Portfolio Turnover	79%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.1
Information Technology	15.9
Financials	14.3
Consumer Discretionary	10.2
Health Care	8.5
Real Estate	6.6
Materials	4.9
Energy	4.7
Consumer Staples	3.4
Utilities	3.1
Communication Services	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.4
Chile - 0.8
France - 0.6
Puerto Rico - 0.5
Japan - 0.5
United Kingdom - 0.5
Germany - 0.4
Finland - 0.4
Canada - 0.3
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
MACOM Technology Solutions Holdings Inc	2.1
XPO Inc	2.0
Twilio Inc Class A	1.8
Carpenter Technology Corp	1.8
Wesco International Inc	1.7
Kirby Corp	1.4
TD SYNNEX Corp	1.4
Western Digital Corp	1.3
ITT Inc	1.3
Flowserve Corp	1.2
16.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915894.102    484-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class A : FMCDX

This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 55	1.01%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,541,329,970
Number of Holdings	206
Portfolio Turnover	79%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.1
Information Technology	15.9
Financials	14.3
Consumer Discretionary	10.2
Health Care	8.5
Real Estate	6.6
Materials	4.9
Energy	4.7
Consumer Staples	3.4
Utilities	3.1
Communication Services	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.4
Chile - 0.8
France - 0.6
Puerto Rico - 0.5
Japan - 0.5
United Kingdom - 0.5
Germany - 0.4
Finland - 0.4
Canada - 0.3
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
MACOM Technology Solutions Holdings Inc	2.1
XPO Inc	2.0
Twilio Inc Class A	1.8
Carpenter Technology Corp	1.8
Wesco International Inc	1.7
Kirby Corp	1.4
TD SYNNEX Corp	1.4
Western Digital Corp	1.3
ITT Inc	1.3
Flowserve Corp	1.2
16.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915892.102    251-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class Z : FZAOX

This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.75%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,365,775,425
Number of Holdings	152
Portfolio Turnover	48%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.0
Information Technology	17.0
Financials	14.7
Health Care	13.0
Consumer Discretionary	10.1
Materials	6.8
Real Estate	4.7
Energy	4.1
Consumer Staples	2.1
Utilities	1.8
Communication Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Domestic Equity Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.7
Canada - 3.9
Thailand - 1.5
United Kingdom - 1.3
Taiwan - 1.2
Japan - 0.8
Israel - 0.7
Grand Cayman (UK Overseas Ter) - 0.5
Germany - 0.2
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sanmina Corp	2.5
Sterling Infrastructure Inc	2.2
TD SYNNEX Corp	2.0
IES Holdings Inc	2.0
Nextpower Inc Class A	1.8
FirstCash Holdings Inc	1.8
Veeco Instruments Inc	1.7
Fabrinet	1.5
Element Solutions Inc	1.5
Eagle Materials Inc	1.4
18.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915870.102    2540-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class M : FSCTX

This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 74	1.37%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,365,775,425
Number of Holdings	152
Portfolio Turnover	48%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.0
Information Technology	17.0
Financials	14.7
Health Care	13.0
Consumer Discretionary	10.1
Materials	6.8
Real Estate	4.7
Energy	4.1
Consumer Staples	2.1
Utilities	1.8
Communication Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Domestic Equity Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.7
Canada - 3.9
Thailand - 1.5
United Kingdom - 1.3
Taiwan - 1.2
Japan - 0.8
Israel - 0.7
Grand Cayman (UK Overseas Ter) - 0.5
Germany - 0.2
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sanmina Corp	2.5
Sterling Infrastructure Inc	2.2
TD SYNNEX Corp	2.0
IES Holdings Inc	2.0
Nextpower Inc Class A	1.8
FirstCash Holdings Inc	1.8
Veeco Instruments Inc	1.7
Fabrinet	1.5
Element Solutions Inc	1.5
Eagle Materials Inc	1.4
18.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915874.102    299-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class I : FSCIX

This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.87%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,365,775,425
Number of Holdings	152
Portfolio Turnover	48%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.0
Information Technology	17.0
Financials	14.7
Health Care	13.0
Consumer Discretionary	10.1
Materials	6.8
Real Estate	4.7
Energy	4.1
Consumer Staples	2.1
Utilities	1.8
Communication Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Domestic Equity Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.7
Canada - 3.9
Thailand - 1.5
United Kingdom - 1.3
Taiwan - 1.2
Japan - 0.8
Israel - 0.7
Grand Cayman (UK Overseas Ter) - 0.5
Germany - 0.2
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sanmina Corp	2.5
Sterling Infrastructure Inc	2.2
TD SYNNEX Corp	2.0
IES Holdings Inc	2.0
Nextpower Inc Class A	1.8
FirstCash Holdings Inc	1.8
Veeco Instruments Inc	1.7
Fabrinet	1.5
Element Solutions Inc	1.5
Eagle Materials Inc	1.4
18.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915873.102    298-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class C : FSCEX

This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 101	1.87%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,365,775,425
Number of Holdings	152
Portfolio Turnover	48%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.0
Information Technology	17.0
Financials	14.7
Health Care	13.0
Consumer Discretionary	10.1
Materials	6.8
Real Estate	4.7
Energy	4.1
Consumer Staples	2.1
Utilities	1.8
Communication Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Domestic Equity Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.7
Canada - 3.9
Thailand - 1.5
United Kingdom - 1.3
Taiwan - 1.2
Japan - 0.8
Israel - 0.7
Grand Cayman (UK Overseas Ter) - 0.5
Germany - 0.2
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sanmina Corp	2.5
Sterling Infrastructure Inc	2.2
TD SYNNEX Corp	2.0
IES Holdings Inc	2.0
Nextpower Inc Class A	1.8
FirstCash Holdings Inc	1.8
Veeco Instruments Inc	1.7
Fabrinet	1.5
Element Solutions Inc	1.5
Eagle Materials Inc	1.4
18.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915872.102    297-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class A : FSCDX

This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	1.12%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,365,775,425
Number of Holdings	152
Portfolio Turnover	48%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.0
Information Technology	17.0
Financials	14.7
Health Care	13.0
Consumer Discretionary	10.1
Materials	6.8
Real Estate	4.7
Energy	4.1
Consumer Staples	2.1
Utilities	1.8
Communication Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Domestic Equity Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.7
Canada - 3.9
Thailand - 1.5
United Kingdom - 1.3
Taiwan - 1.2
Japan - 0.8
Israel - 0.7
Grand Cayman (UK Overseas Ter) - 0.5
Germany - 0.2
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sanmina Corp	2.5
Sterling Infrastructure Inc	2.2
TD SYNNEX Corp	2.0
IES Holdings Inc	2.0
Nextpower Inc Class A	1.8
FirstCash Holdings Inc	1.8
Veeco Instruments Inc	1.7
Fabrinet	1.5
Element Solutions Inc	1.5
Eagle Materials Inc	1.4
18.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915871.102    294-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Series Growth Opportunities Fund Fidelity Advisor® Series Growth Opportunities Fund : FAOFX

This semi-annual shareholder report contains information about Fidelity Advisor® Series Growth Opportunities Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Growth Opportunities Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$1,108,017,419
Number of Holdings	197
Portfolio Turnover	102%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	51.9
Communication Services	18.1
Consumer Discretionary	10.6
Industrials	7.9
Health Care	5.8
Financials	3.4
Utilities	1.3
Consumer Staples	0.5
Materials	0.2
Energy	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 2.2
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.3
Taiwan - 3.0
Singapore - 1.6
Canada - 1.3
Netherlands - 1.0
United Kingdom - 0.7
Finland - 0.4
Thailand - 0.3
Denmark - 0.2
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.6
Microsoft Corp	7.3
Amazon.com Inc	5.9
Alphabet Inc Class A	4.7
Meta Platforms Inc Class A	4.6
Alphabet Inc Class C	4.3
Space Exploration Technologies Corp	4.2
Apple Inc	3.4
AppLovin Corp Class A	3.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.0
54.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915919.102    2614-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Series Equity Growth Fund Fidelity Advisor® Series Equity Growth Fund : FMFMX

This semi-annual shareholder report contains information about Fidelity Advisor® Series Equity Growth Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Equity Growth Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$1,561,317,675
Number of Holdings	157
Portfolio Turnover	59%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.3
Communication Services	11.4
Industrials	10.4
Consumer Discretionary	10.3
Health Care	7.2
Financials	4.9
Materials	4.8
Consumer Staples	1.0
Energy	0.7
Utilities	0.3
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Preferred Stocks - 1.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.8
Taiwan - 3.7
Korea (South) - 1.3
Canada - 1.2
Belgium - 0.9
Chile - 0.7
Netherlands - 0.6
Brazil - 0.5
China - 0.5
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.5
Microsoft Corp	7.1
Alphabet Inc Class A	7.1
Apple Inc	6.3
Amazon.com Inc	5.0
Broadcom Inc	4.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.5
Meta Platforms Inc Class A	2.9
Eli Lilly & Co	2.8
Mastercard Inc Class A	2.6
55.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915920.102    2645-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class Z : FZAHX

This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.69%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$35,451,191,119
Number of Holdings	212
Portfolio Turnover	80%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	53.1
Communication Services	18.0
Consumer Discretionary	11.2
Industrials	6.0
Health Care	5.6
Financials	3.6
Utilities	1.3
Consumer Staples	0.5
Materials	0.2
Energy	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.1
Preferred Stocks - 3.4
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Taiwan - 3.2
Singapore - 1.7
Canada - 1.2
Netherlands - 1.0
United Kingdom - 0.7
Finland - 0.4
Thailand - 0.3
Estonia - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	14.0
Microsoft Corp	7.3
Amazon.com Inc	6.3
Meta Platforms Inc Class A	4.9
Alphabet Inc Class C	4.5
Alphabet Inc Class A	4.1
Apple Inc	3.6
AppLovin Corp Class A	3.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.2
Eli Lilly & Co	2.9
54.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915862.102    2533-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class M : FAGOX

This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.30%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$35,451,191,119
Number of Holdings	212
Portfolio Turnover	80%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	53.1
Communication Services	18.0
Consumer Discretionary	11.2
Industrials	6.0
Health Care	5.6
Financials	3.6
Utilities	1.3
Consumer Staples	0.5
Materials	0.2
Energy	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.1
Preferred Stocks - 3.4
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Taiwan - 3.2
Singapore - 1.7
Canada - 1.2
Netherlands - 1.0
United Kingdom - 0.7
Finland - 0.4
Thailand - 0.3
Estonia - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	14.0
Microsoft Corp	7.3
Amazon.com Inc	6.3
Meta Platforms Inc Class A	4.9
Alphabet Inc Class C	4.5
Alphabet Inc Class A	4.1
Apple Inc	3.6
AppLovin Corp Class A	3.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.2
Eli Lilly & Co	2.9
54.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915860.102    223-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class I : FAGCX

This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.80%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$35,451,191,119
Number of Holdings	212
Portfolio Turnover	80%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	53.1
Communication Services	18.0
Consumer Discretionary	11.2
Industrials	6.0
Health Care	5.6
Financials	3.6
Utilities	1.3
Consumer Staples	0.5
Materials	0.2
Energy	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.1
Preferred Stocks - 3.4
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Taiwan - 3.2
Singapore - 1.7
Canada - 1.2
Netherlands - 1.0
United Kingdom - 0.7
Finland - 0.4
Thailand - 0.3
Estonia - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	14.0
Microsoft Corp	7.3
Amazon.com Inc	6.3
Meta Platforms Inc Class A	4.9
Alphabet Inc Class C	4.5
Alphabet Inc Class A	4.1
Apple Inc	3.6
AppLovin Corp Class A	3.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.2
Eli Lilly & Co	2.9
54.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915864.102    688-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class C : FACGX

This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 97	1.80%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$35,451,191,119
Number of Holdings	212
Portfolio Turnover	80%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	53.1
Communication Services	18.0
Consumer Discretionary	11.2
Industrials	6.0
Health Care	5.6
Financials	3.6
Utilities	1.3
Consumer Staples	0.5
Materials	0.2
Energy	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.1
Preferred Stocks - 3.4
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Taiwan - 3.2
Singapore - 1.7
Canada - 1.2
Netherlands - 1.0
United Kingdom - 0.7
Finland - 0.4
Thailand - 0.3
Estonia - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	14.0
Microsoft Corp	7.3
Amazon.com Inc	6.3
Meta Platforms Inc Class A	4.9
Alphabet Inc Class C	4.5
Alphabet Inc Class A	4.1
Apple Inc	3.6
AppLovin Corp Class A	3.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.2
Eli Lilly & Co	2.9
54.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915863.102    482-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class A : FAGAX

This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 57	1.05%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$35,451,191,119
Number of Holdings	212
Portfolio Turnover	80%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	53.1
Communication Services	18.0
Consumer Discretionary	11.2
Industrials	6.0
Health Care	5.6
Financials	3.6
Utilities	1.3
Consumer Staples	0.5
Materials	0.2
Energy	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.1
Preferred Stocks - 3.4
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Taiwan - 3.2
Singapore - 1.7
Canada - 1.2
Netherlands - 1.0
United Kingdom - 0.7
Finland - 0.4
Thailand - 0.3
Estonia - 0.2
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	14.0
Microsoft Corp	7.3
Amazon.com Inc	6.3
Meta Platforms Inc Class A	4.9
Alphabet Inc Class C	4.5
Alphabet Inc Class A	4.1
Apple Inc	3.6
AppLovin Corp Class A	3.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.2
Eli Lilly & Co	2.9
54.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915861.102    248-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class Z : FZAFX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 28	0.53%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$13,584,133,392
Number of Holdings	159
Portfolio Turnover	38%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.1
Communication Services	11.5
Industrials	10.5
Consumer Discretionary	10.2
Health Care	7.3
Financials	4.9
Materials	4.8
Consumer Staples	1.1
Energy	0.7
Utilities	0.3
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 1.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Taiwan - 3.7
Canada - 1.2
Korea (South) - 1.2
Belgium - 0.9
Chile - 0.7
Netherlands - 0.6
Brazil - 0.5
Australia - 0.5
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.7
Microsoft Corp	7.2
Alphabet Inc Class A	7.1
Apple Inc	5.7
Amazon.com Inc	5.1
Broadcom Inc	4.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.5
Meta Platforms Inc Class A	3.0
Eli Lilly & Co	2.9
Mastercard Inc Class A	2.5
54.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915851.102    2531-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class M : FAEGX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 61	1.15%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$13,584,133,392
Number of Holdings	159
Portfolio Turnover	38%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.1
Communication Services	11.5
Industrials	10.5
Consumer Discretionary	10.2
Health Care	7.3
Financials	4.9
Materials	4.8
Consumer Staples	1.1
Energy	0.7
Utilities	0.3
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 1.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Taiwan - 3.7
Canada - 1.2
Korea (South) - 1.2
Belgium - 0.9
Chile - 0.7
Netherlands - 0.6
Brazil - 0.5
Australia - 0.5
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.7
Microsoft Corp	7.2
Alphabet Inc Class A	7.1
Apple Inc	5.7
Amazon.com Inc	5.1
Broadcom Inc	4.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.5
Meta Platforms Inc Class A	3.0
Eli Lilly & Co	2.9
Mastercard Inc Class A	2.5
54.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915852.102    286-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class I : EQPGX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.65%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$13,584,133,392
Number of Holdings	159
Portfolio Turnover	38%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.1
Communication Services	11.5
Industrials	10.5
Consumer Discretionary	10.2
Health Care	7.3
Financials	4.9
Materials	4.8
Consumer Staples	1.1
Energy	0.7
Utilities	0.3
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 1.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Taiwan - 3.7
Canada - 1.2
Korea (South) - 1.2
Belgium - 0.9
Chile - 0.7
Netherlands - 0.6
Brazil - 0.5
Australia - 0.5
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.7
Microsoft Corp	7.2
Alphabet Inc Class A	7.1
Apple Inc	5.7
Amazon.com Inc	5.1
Broadcom Inc	4.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.5
Meta Platforms Inc Class A	3.0
Eli Lilly & Co	2.9
Mastercard Inc Class A	2.5
54.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915854.102    86-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class C : EPGCX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 88	1.65%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$13,584,133,392
Number of Holdings	159
Portfolio Turnover	38%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.1
Communication Services	11.5
Industrials	10.5
Consumer Discretionary	10.2
Health Care	7.3
Financials	4.9
Materials	4.8
Consumer Staples	1.1
Energy	0.7
Utilities	0.3
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 1.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Taiwan - 3.7
Canada - 1.2
Korea (South) - 1.2
Belgium - 0.9
Chile - 0.7
Netherlands - 0.6
Brazil - 0.5
Australia - 0.5
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.7
Microsoft Corp	7.2
Alphabet Inc Class A	7.1
Apple Inc	5.7
Amazon.com Inc	5.1
Broadcom Inc	4.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.5
Meta Platforms Inc Class A	3.0
Eli Lilly & Co	2.9
Mastercard Inc Class A	2.5
54.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915853.102    479-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class A : EPGAX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.90%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$13,584,133,392
Number of Holdings	159
Portfolio Turnover	38%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.1
Communication Services	11.5
Industrials	10.5
Consumer Discretionary	10.2
Health Care	7.3
Financials	4.9
Materials	4.8
Consumer Staples	1.1
Energy	0.7
Utilities	0.3
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 1.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Taiwan - 3.7
Canada - 1.2
Korea (South) - 1.2
Belgium - 0.9
Chile - 0.7
Netherlands - 0.6
Brazil - 0.5
Australia - 0.5
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.7
Microsoft Corp	7.2
Alphabet Inc Class A	7.1
Apple Inc	5.7
Amazon.com Inc	5.1
Broadcom Inc	4.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.5
Meta Platforms Inc Class A	3.0
Eli Lilly & Co	2.9
Mastercard Inc Class A	2.5
54.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915850.102    245-TSRS-0726

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Real Estate High Income Fund

Semi-Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-617-563-7644 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Real Estate High Income Fund
Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 5.7%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Capital Trust RE CDO Ltd Series 2005-1A Class D, CME Term SOFR 1 month Index + 1.6145%, 5.2898% 3/20/2050 (c)(d)(e)(g)	750,000	0
Capital Trust RE CDO Ltd Series 2005-1A Class E, CME Term SOFR 1 month Index + 2.2145%, 5.8898% 3/20/2050 (c)(d)(e)(g)	2,670,000	0
Crest Clarendon Street Ltd Series 2002, 3 month U.S. LIBOR + 0.47%, 0% 12/28/2035 (c)(d)(e)(g)	3,000,000	0
CREST Ltd Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.69%, 8.9627% (c)(d)(e)(g)(h)	3,078,262	0
Taberna Preferred Funding VI Ltd Series 2006-6A Class F1, CME Term SOFR 3 month Index + 4.7616%, 8.4197% (c)(d)(e)(g)(h)	7,810,908	1
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1
UNITED STATES - 5.7%
Blue Stream Issuer LLC Series 2024-1A Class C, 8.71% 11/20/2054 (g)	1,750,000	1,806,489
CNSL Series 2025-4A Class C, 8.098% 12/20/2055 (g)	2,500,000	2,555,998
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (g)	3,057,000	3,196,365
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (g)	2,019,452	1,964,417
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (g)	842,919	759,543
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (g)	5,310,934	5,253,324
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (g)	1,188,452	1,099,767
Lmdv Issuer CO LLC Series 2025-1A Class C, 7.88% 12/15/2055 (g)	1,515,000	1,521,798
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (g)	500,000	509,929
MetroNet Infrastructure Issuer LLC Series 2025-4A Class C, 7.112% 12/20/2055 (g)	1,140,000	1,142,410
MetroNet Infrastructure Issuer LLC Series 2026-1A Class C, 7.1% 4/20/2056 (g)	2,475,000	2,468,604
Retained Vantage Data Centers Issuer LLC / Vantage Data Centers CDA Ltd Series 2024-1A Class B, 5.775% 9/15/2049 (g)	1,345,000	1,299,599
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.593% 9/15/2039 (c)(d)(g)	3,206,000	2,294,958
Switch ABS Issuer LLC Series 2024-1A Class B, 6.5% 3/25/2054 (g)	1,250,000	1,248,191
Switch ABS Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (g)	1,975,000	2,009,829
Towr Series 2026-1A Class B, 5.882% 4/25/2056 (g)	955,000	953,782
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (g)	672,000	669,000
VB-S1 Issuer LLC Series 2022-1A Class F, 5.268% 2/15/2052 (g)	1,420,000	1,393,911
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (g)	1,800,000	1,825,319
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (g)	5,792,000	5,958,523
VB-S1 Issuer LLC Series 2026-1A Class F, 6.843% 3/15/2056 (g)	1,135,000	1,138,211
TOTAL UNITED STATES		41,069,967
TOTAL ASSET-BACKED SECURITIES (Cost $50,914,340)		41,069,968

Bank Loan Obligations - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Financials - 0.5%
Financial Services - 0.3%
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 8.6271% 1/9/2027 (b)(c)(d)(e)	2,252,886	2,219,092
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
TPG RE Finance Trust Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3785% 5/16/2033 (b)(d)(e)	1,335,000	1,335,000
TOTAL UNITED STATES		3,554,092
TOTAL BANK LOAN OBLIGATIONS (Cost $3,584,058)		3,554,092

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Guaranteed REMIC Series 2002-W1 Class 3B3, 3.8535% 2/25/2042 (c)(d)(g)	16,177	6,022
Fannie Mae Guaranteed REMIC Series 2002-W6 Class 3B4, 5.1416% 1/25/2042 (c)(d)(g)	13,552	2,376
Fannie Mae Guaranteed REMIC Series 2003-W10 Class 2B4, 3.902% 6/25/2043 (c)(d)(g)	54,628	17,631
Fannie Mae Guaranteed REMIC Series 2003-W10 Class 2B5, 3.902% 6/25/2043 (d)(g)	3,279	498
TOTAL UNITED STATES		26,527
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,739)		26,527

Commercial Mortgage Securities - 87.2%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Prima Capital CRE Securitization Ltd/LLC Series 2019-RK1 Class BT, 4.45% 4/15/2038 (g)	2,475,000	2,356,885
UNITED STATES - 86.9%
Ares Commercial Mortgage Trust Series 2026-GCP Class D, CME Term SOFR 1 month Index + 2.35%, 5.9771% 2/15/2043 (d)(e)(g)	1,630,000	1,632,038
Ares Trust 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.1771% 4/15/2042 (d)(e)(g)	1,925,000	1,927,405
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 7.6661% 10/15/2034 (d)(e)(g)	2,155,000	2,160,826
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class B, 3.79% 7/15/2049	3,085,000	3,011,906
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.9962% 7/15/2049 (d)	2,418,000	2,336,529
BANK Series 2017-BNK4 Class C, 4.372% 5/15/2050	1,395,000	1,236,673
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (c)(g)	2,308,000	1,532,059
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (g)	2,625,000	1,262,001
BANK Series 2018-BN10 Class B, 4.078% 2/15/2061 (d)	1,035,000	974,401
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (d)	2,936,000	2,647,031
BANK Series 2019-BN22 Class D, 2.5% 11/15/2062 (g)	2,465,000	1,874,556
BANK Series 2020-BN27 Class D, 2.5% 4/15/2063 (g)	921,000	710,666
BANK Series 2020-BN28 Class AS, 2.14% 3/15/2063	717,000	633,090
BANK Series 2020-BN28 Class E, 2.5% 3/15/2063 (g)	903,000	670,855
BANK Series 2020-BN30 Class MCDG, 3.0155% 12/15/2053 (c)(d)(g)	3,921,000	2,377,242
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	903,000	768,984
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	1,895,000	1,707,731
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (d)	2,326,000	2,255,054
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (g)	1,664,000	1,202,002
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (g)	1,302,000	886,730
BANK Series 2022-BNK43 Class D, 3% 8/15/2055 (g)	2,614,000	1,786,098
BANK Series 2022-BNK44 Class AS, 5.743% 11/15/2055 (d)	1,225,000	1,243,166
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (d)	1,330,000	1,364,546
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	2,458,000	2,548,854
BANK Series 2023-BNK46 Class B, 7% 8/15/2056 (d)	1,675,000	1,740,524
BANK Series 2025-BNK51 Class C, 5.946% 12/25/2067 (d)	2,280,000	2,234,767
BANK5 Series 2024-5YR12 Class C, 6.4996% 12/15/2057 (d)	1,516,000	1,522,250
BANK5 Series 2025-5YR19 Class C, 5.715% 12/15/2058	1,340,000	1,311,911
BANK5 Series 2025-5YR19 Class D, 4.5% 12/15/2058 (d)(g)	2,480,000	2,079,713
BANK5 Series 2026-5YR21 Class C, 6.1597% 4/15/2059 (d)	680,000	669,615
BBCMS Mortgage Trust Series 2019-C5 Class D, 2.5% 11/15/2052 (g)	726,000	595,458
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	853,000	742,251
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.6928% 4/15/2053 (d)	1,185,000	1,008,714
BBCMS Mortgage Trust Series 2020-C8 Class E, 2.25% 10/15/2053 (g)	3,013,000	2,060,612
BBCMS Mortgage Trust Series 2022-C14 Class A5, 2.946% 2/15/2055 (d)	3,302,000	2,961,480
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	3,015,000	2,768,187
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/2055	4,573,000	4,448,431
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055 (d)	1,491,000	1,403,897
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (g)	1,200,000	883,265
BBCMS Mortgage Trust Series 2022-C18 Class A5, 5.71% 12/15/2055	3,150,000	3,263,402
BBCMS Mortgage Trust Series 2022-C18 Class B, 6.3692% 12/15/2055 (d)	1,890,000	1,900,323
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	2,015,000	2,058,386
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	1,690,000	1,745,778
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.5061% 9/15/2056 (d)	1,196,000	1,264,067
BBCMS Mortgage Trust Series 2023-C21 Class C, 6.5061% 9/15/2056 (d)	1,789,000	1,756,211
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.368% 11/15/2056 (d)	1,778,000	1,754,081
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	681,000	681,994
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	475,000	467,132
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	2,533,000	2,476,906
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	1,063,000	1,057,531
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.6266% 3/15/2058 (d)(g)	1,575,000	1,499,232
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (d)	2,732,000	2,729,830
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (g)	790,000	635,140
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.114% 7/15/2058 (d)	1,630,000	1,615,643
BBCMS Mortgage Trust Series 2025-C39 Class C, 5.9063% 12/15/2058 (d)	560,000	551,616
BBCMS Mortgage Trust Series 2026-5C41 Class D, 4.5% 5/15/2069 (g)	355,000	305,988
Benchmark Mortgage Trust Series 2018-B7 Class D, 3% 5/15/2053 (d)(g)	833,000	668,661
Benchmark Mortgage Trust Series 2019-B12 Class B, 3.5702% 8/15/2052	1,186,000	1,034,903
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.4041% 12/15/2062 (c)(d)(g)	1,680,000	8,400
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.4041% 12/15/2062 (c)(d)(g)	1,132,000	2,830
Benchmark Mortgage Trust Series 2020-B18 Class D, 2.25% 7/15/2053 (c)(g)	1,500,000	882,740
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	662,000	578,979
Benchmark Mortgage Trust Series 2020-B21 Class D, 2% 12/17/2053 (g)	1,638,000	1,139,120
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (d)(g)	1,784,000	1,719,732
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (d)(g)	1,955,000	1,871,795
Benchmark Mortgage Trust Series 2020-IG3 Class 825E, 3.0763% 9/15/2048 (d)(g)	3,049,000	2,902,144
Benchmark Mortgage Trust Series 2021-B25 Class 300E, 2.9942% 4/15/2054 (c)(d)(g)	1,113,000	523,393
Benchmark Mortgage Trust Series 2021-B29 Class A5, 2.3879% 9/15/2054	2,055,000	1,812,279
Benchmark Mortgage Trust Series 2022-B33 Class A5, 3.4582% 3/15/2055	2,477,000	2,288,258
Benchmark Mortgage Trust Series 2022-B35 Class D, 2.5% 5/15/2055 (c)(g)	3,003,000	1,785,472
Benchmark Mortgage Trust Series 2022-B36 Class AS, 4.9505% 7/15/2055	1,190,000	1,155,186
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (g)	1,872,000	1,316,447
Benchmark Mortgage Trust Series 2022-B37 Class B, 5.7455% 11/15/2055 (d)	980,000	955,187
Benchmark Mortgage Trust Series 2022-B37 Class C, 5.7455% 11/15/2055 (d)	2,090,000	1,973,525
Benchmark Mortgage Trust Series 2023-B38 Class B, 6.243% 4/15/2056 (d)	1,351,000	1,364,360
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	2,714,000	2,828,565
Benchmark Mortgage Trust Series 2023-B39 Class C, 6.7914% 7/15/2056 (d)	1,859,000	1,840,357
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068	825,000	818,791
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.2666% 11/15/2041 (d)(e)(g)	3,499,000	3,502,280
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 7.316% 7/15/2039 (d)(e)(g)	2,604,862	2,604,856
BMO Mortgage Trust Series 2022-C1 Class 360D, 4.0699% 2/17/2055 (c)(d)(g)	1,638,000	1,311,629
BMO Mortgage Trust Series 2022-C1 Class 360E, 4.0699% 2/17/2055 (d)(g)	1,970,000	1,506,200
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	3,142,000	2,894,996
BMO Mortgage Trust Series 2023-C4 Class B, 5.5904% 2/15/2056 (d)	1,186,000	1,171,776
BMO Mortgage Trust Series 2023-C4 Class C, 6.0576% 2/15/2056 (d)	2,468,000	2,421,193
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	1,463,000	1,510,284
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (d)	1,039,000	1,008,423
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (d)	297,000	301,562
BMO Mortgage Trust Series 2025-C13 Class C, 6.1337% 10/15/2058 (d)	2,113,000	2,018,965
BMO Mortgage Trust Series 2026-C14 Class C, 5.9255% 2/15/2059 (g)	1,020,000	974,214
BMP Commercial Mortgage Trust Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.0161% 6/15/2041 (d)(e)(g)	555,000	555,047
Bos Trust Series 2026-LYRK Class E, 8.0382% 5/11/2041 (d)(g)	360,000	356,706
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.2343% 11/5/2039 (d)(g)	2,536,000	2,620,680
BPR Commercial Mortgage Trust Series 2025-STAR Class C, 6.0608% 11/5/2042 (d)(g)	2,430,000	2,398,167
BPR Trust Series 2023-BRK2 Class C, 8.6303% 10/5/2038 (d)(g)	1,845,000	1,908,885
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (d)(g)	766,000	738,072
BRES Commercial Mortgage Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.2679% 11/15/2042 (d)(e)(g)	2,667,000	2,648,606
BRES Commercial Mortgage Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 8.8156% 11/15/2042 (d)(e)(g)	3,017,000	2,996,719
Bridge Commercial Mortgage Trust Series 2026-MF Class E, 6.45% 6/15/2039 (g)	1,665,000	1,665,000
BWAY Mortgage Trust Series 2025-1535 Class B, 7.7102% 5/5/2042 (d)(g)	1,775,000	1,841,376
BX 2019 Trust Series 2019-OC11 Class E, 4.0755% 12/9/2041 (d)(g)	14,678,000	13,578,901
BX 2024 Trust Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.5165% 6/15/2041 (d)(e)(g)	3,164,431	3,132,802
BX 2024 Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.565% 6/15/2041 (d)(e)(g)	6,332,700	6,270,955
BX 2025-DIME Trust Series 2025-DIME Class F, CME Term SOFR 1 month Index + 3.7%, 7.3271% 2/15/2035 (d)(e)(g)	4,455,000	4,438,188
BX 2025-ROIC Trust Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.5684% 3/15/2030 (d)(e)(g)	5,930,249	5,930,248
BX 2025-VLT6 Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 6.8178% 3/15/2042 (d)(e)(g)	3,278,000	3,255,464
BX 2025-VLT6 Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.5667% 3/15/2042 (d)(e)(g)	3,413,000	3,370,128
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class D, 3.667% 3/11/2044 (d)(g)	9,422,000	8,725,875
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class E, 3.667% 3/11/2044 (d)(g)	9,936,000	9,024,124
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class A, 5.4104% 11/13/2046 (d)(g)	1,086,000	1,085,618
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (d)(g)	2,016,000	2,034,669
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (d)(g)	7,158,000	7,441,036
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.3173% 4/15/2040 (d)(e)(g)	6,260,364	6,266,233
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 6.6876% 10/15/2036 (d)(e)(g)	3,192,000	3,173,979
BX Commercial Mortgage Trust Series 2024-GPA2 Class D, CME Term SOFR 1 month Index + 2.5909%, 6.218% 11/15/2041 (d)(e)(g)	404,474	402,957
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.1666% 11/15/2041 (d)(e)(g)	1,827,442	1,819,349
BX Commercial Mortgage Trust Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 7.3154% 5/15/2041 (d)(e)(g)	2,205,000	2,199,024
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.2155% 3/15/2034 (d)(e)(g)	1,402,250	1,376,477
BX Commercial Mortgage Trust Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 7.3154% 3/15/2041 (d)(e)(g)	3,726,800	3,728,891
BX Commercial Mortgage Trust Series 2026-XL6 Class E, CME Term SOFR 1 month Index + 3%, 6.6271% 3/15/2043 (d)(e)(g)	1,012,092	1,007,034
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.0365% 11/15/2038 (d)(e)(g)	2,164,577	2,156,206
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 6.9771% 1/15/2039 (d)(e)(g)	4,315,000	4,295,119
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 6.9261% 1/15/2039 (d)(e)(g)	2,435,281	2,429,115
BX Trust Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.3157% 4/15/2041 (d)(e)(g)	3,122,700	3,110,254
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.5673% 11/15/2041 (d)(e)(g)	792,884	793,875
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.5658% 11/15/2041 (d)(e)(g)	3,805,116	3,791,674
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 6.7667% 2/15/2039 (d)(e)(g)	465,924	467,525
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 7.8152% 2/15/2039 (d)(e)(g)	1,598,366	1,598,033
BX Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.5771% 6/15/2040 (d)(e)(g)	561,904	563,307
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.228% 10/15/2042 (c)(d)(e)(g)	3,375,000	3,368,588
BX Trust Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 6.9271% 6/15/2035 (d)(e)(g)	1,959,000	1,946,768
BX Trust Series 2025-VOLT Class D, CME Term SOFR 1 month Index + 2.75%, 6.3771% 12/15/2044 (d)(e)(g)	1,155,000	1,153,556
BX Trust Series 2026-CIP Class E, CME Term SOFR 1 month Index + 3.1%, 6.75% 5/15/2038 (d)(e)(g)	1,635,000	1,645,219
BX Trust Series 2026-LP3 Class E, CME Term SOFR 1 month Index + 3.2%, 6.8271% 4/15/2043 (d)(e)(g)	3,680,118	3,698,519
BXP Trust Series 2021-601L Class E, 2.868% 1/15/2044 (d)(g)	709,000	558,214
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (c)(g)	2,823,125	160,756
CEDR Commercial Mortgage Trust Series 2022-SNAI Class E, CME Term SOFR 1 month Index + 3.0193%, 6.6464% 2/15/2039 (d)(e)(g)	1,360,000	1,323,203
CIP Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.3771% 10/15/2037 (d)(e)(g)	4,140,000	4,154,800
Citigroup Commercial Mortgage Trust Series 2016-P4 Class C, 3.8207% 7/10/2049 (d)	525,000	491,583
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.3118% 11/10/2042 (d)(g)	636,000	572,404
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.4222% 11/10/2042 (d)(g)	3,345,000	2,915,974
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/2055 (g)	3,129,000	2,180,062
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class D, 6.3597% 7/10/2028 (d)(g)	1,383,000	1,398,723
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 6.0475% 6/12/2040 (d)(g)	2,611,000	2,592,592
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class E, 5.8524% 6/12/2040 (d)(g)	5,870,000	5,758,634
COMM Mortgage Trust Series 2012-CR1 Class D, 5.2735% 5/15/2045 (d)(g)	1,744,516	1,628,095
COMM Mortgage Trust Series 2014-CR17 Class E, 5.0061% 5/10/2047 (d)(g)	589,000	447,099
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (d)	3,527,000	3,370,295
COMM Mortgage Trust Series 2015-DC1 Class C, 4.424% 2/10/2048 (d)	3,928,000	3,465,950
COMM Mortgage Trust Series 2015-LC19 Class C, 4.567% 2/10/2048 (d)	1,983,025	1,876,957
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (d)	1,920,000	1,808,414
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (g)	356,070	266,036
COMM Mortgage Trust Series 2017-COR2 Class C, 4.5866% 9/10/2050 (d)	1,192,000	1,136,121
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (g)	1,146,000	1,030,161
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 8.9793% 9/15/2033 (d)(e)(g)	1,487,000	45,194
COMM Mortgage Trust Series 2025-180W Class E, 7.609% 8/10/2042 (d)(g)	1,412,000	1,419,212
COMM Mortgage Trust Series 2025-180W Class F, 7.609% 8/10/2042 (d)(g)	1,035,000	998,983
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.8397% 11/10/2049 (c)(d)(g)	800,024	181,064
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.5156% 8/15/2041 (d)(e)(g)	4,245,000	4,216,103
CPT Mortgage Trust Series 2019-CPT Class E, 3.0967% 11/13/2039 (d)(g)	2,205,000	1,936,949
CPT Mortgage Trust Series 2019-CPT Class F, 3.0967% 11/13/2039 (d)(g)	2,772,000	2,268,903
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.0584% 6/15/2034 (e)(g)	2,561,600	1,132,633
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.3986% 6/15/2050 (d)	3,060,000	2,772,613
CSMC Trust Series 2019-UVIL Class E, 3.3928% 12/15/2041 (d)(g)	6,276,000	5,613,434
CSTL Commercial Mortgage Trust Series 2025-GATE2 Class E, 6.5666% 11/10/2042 (d)(g)	3,516,000	3,453,167
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class E, 6.5542% 2/10/2043 (d)(g)	760,000	745,199
DBGS Mortgage Trust Series 2018-C1 Class C, 4.7699% 10/15/2051 (d)	777,000	703,603
DBGS Mortgage Trust Series 2019-1735 Class F, 4.3344% 4/10/2037 (c)(d)(g)	1,000,000	705,927
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/2045 (d)(g)	1,029,000	852,713
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 7.6271% 3/15/2034 (d)(e)(g)	2,463,000	2,468,088
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (d)(g)	4,760,000	4,747,150
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.9685% 1/15/2041 (d)(g)	769,000	737,918
ELP Series 2025-ELP Class D, 5.4314% 11/13/2042 (d)(g)	1,020,000	1,010,364
ELP Series 2025-ELP Class E, 6.665% 11/13/2042 (d)(g)	3,715,000	3,673,885
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (d)(g)	1,817,000	1,834,137
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (d)(g)	1,535,000	1,551,543
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (d)(g)	327,000	330,477
Estn Series 2026-TOWN Class D, 6.6858% 5/12/2046 (d)(g)	175,000	178,483
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 6.9771% 10/15/2042 (d)(e)(g)	1,926,267	1,941,315
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 7.7271% 10/15/2042 (d)(e)(g)	1,926,267	1,942,520
Extended Stay America Trust Series 2026-ESH2 Class F, 7.3771% 2/15/2043 (d)(g)	2,763,915	2,789,827
Fontainebleau Miami Beach Beach Mortgage Trust Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.2771% 12/15/2039 (d)(e)(g)	3,198,000	3,237,131
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.3887% 8/10/2044 (d)(g)	1,929,752	1,511,578
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.3887% 8/10/2044 (d)(g)	2,432,000	810,273
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (c)(g)	4,308,000	12,924
GS Mortgage Securities Trust Series 2017-GS5 Class C, 4.299% 3/10/2050 (d)	2,499,000	856,225
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (g)	1,667,000	1,431,720
GS Mortgage Securities Trust Series 2019-GC39 Class D, 3% 5/10/2052 (g)	2,830,000	2,222,490
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.8336% 9/10/2052 (d)	3,833,000	3,176,095
GS Mortgage Securities Trust Series 2019-GC42 Class D, 2.8% 9/10/2052 (g)	2,307,000	1,692,837
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.3258% 12/13/2039 (d)(g)	1,764,000	1,423,898
GS Mortgage Securities Trust Series 2020-GC47 Class D, 3.5655% 5/12/2053 (d)(g)	756,000	584,863
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.0751% 11/25/2041 (d)(e)(g)	1,325,000	1,323,302
GSAT Trust Series 2025-BMF Class E, CME Term SOFR 1 month Index + 3.3%, 6.9271% 7/15/2040 (d)(e)(g)	955,000	953,953
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 7.7771% 7/15/2040 (d)(e)(g)	4,145,000	4,122,851
GSMS Series 2026-DAWN Class B, 6.3612% 4/10/2043 (d)(g)	758,900	753,479
GSMS Series 2026-DAWN Class C, 7.3218% 4/10/2043 (d)(g)	564,182	560,240
Hilton USA Trust Series 2016-HHV Class E, 4.3333% 11/5/2038 (d)(g)	5,078,000	5,049,908
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (d)(g)	6,517,000	6,444,129
Home Partners of America Trust Series 2019-1 Class F, 4.101% 9/17/2039 (g)	201,216	194,244
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 7.477% 3/15/2042 (d)(e)(g)	1,607,000	1,609,873
IP Mortgage Trust Series 2025-IP Class F, 7.9693% 6/10/2042 (d)(g)	1,424,000	1,438,304
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.8459% 6/15/2045 (d)(g)	2,164,266	2,104,749
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (g)	3,743,000	3,191,863
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (c)(g)	3,129,000	375,480
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D, 3.8046% 6/10/2027 (c)(d)(g)	3,213,000	8,081
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.9314% 6/10/2027 (d)(g)	4,232,000	10,453
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.767% 7/5/2031 (d)(g)	2,150,000	355,801
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A, 3.3973% 6/5/2039 (g)	1,696,000	1,600,954
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class D, 3.9089% 6/5/2039 (d)(g)	984,000	889,503
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.9089% 6/5/2039 (d)(g)	3,019,000	2,680,975
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/2037 (g)	2,771,000	928,340
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (c)(g)	2,388,000	537,348
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class GFX, 4.8445% 1/16/2037 (d)(g)	942,000	93,277
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.9904% 10/5/2039 (d)(g)	3,234,000	3,184,096
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.6199% 1/15/2048 (d)(g)	2,250,000	1,989,540
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.8616% 11/15/2048 (d)	1,500,000	172,485
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class C, 3.5147% 12/15/2049 (d)	685,000	633,518
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5147% 12/15/2049 (d)(g)	2,418,000	1,898,624
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class D, 2.5% 11/13/2052 (g)	1,354,000	671,355
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class D, 1.75% 5/13/2053 (g)	1,535,000	791,492
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 5.5% 8/15/2038 (d)(e)(g)	532,626	528,495
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.05% 8/15/2038 (d)(e)(g)	2,020,408	2,002,211
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 7.7% 8/15/2038 (d)(e)(g)	2,414,175	2,390,620
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 6.6271% 3/15/2042 (d)(e)(g)	2,361,166	2,363,740
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (d)(g)	1,629,000	1,627,571
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/2040 (d)(g)	1,976,000	1,495,270
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 6.4925% 7/15/2038 (c)(d)(e)(g)	4,235,000	4,232,353
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 7.6925% 7/15/2038 (d)(e)(g)	1,847,000	1,841,730
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 6.8863% 1/15/2039 (c)(d)(e)(g)	4,082,400	4,081,124
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.5846% 1/15/2027 (d)(e)(g)	1,881,600	1,884,145
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.1271% 9/15/2040 (d)(e)(g)	3,195,000	3,199,491
MHP Series 2025-MHIL2 Class F, CME Term SOFR 1 month Index + 4.25%, 7.8771% 9/15/2040 (d)(e)(g)	5,865,000	5,887,570
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (g)	1,012,000	1,019,401
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	1,014,000	1,017,479
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.4894% 11/15/2045 (d)(g)	1,575,000	212,483
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.9169% 5/15/2046 (d)(g)	1,740,000	1,584,604
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class D, 3.356% 5/15/2050 (g)	2,932,000	2,654,448
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.385% 6/15/2044 (d)(g)	1,439,181	1,425,048
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 5.0909% 7/15/2049 (d)(g)	278,466	276,828
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 5.0909% 7/15/2049 (c)(d)(g)	984,000	973,974
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 5.0909% 7/15/2049 (d)(g)	3,536,800	3,492,471
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.1619% 5/15/2048 (d)	231,548	224,599
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.1619% 5/15/2048 (d)	1,973,000	1,835,068
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.1619% 5/15/2048 (d)(g)	736,000	588,866
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 4.0071% 11/15/2049 (d)	2,375,000	2,116,579
Morgan Stanley Capital I Trust Series 2017-H1 Class B, 4.075% 6/15/2050	1,000,000	978,742
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	2,733,000	2,616,142
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (g)	5,262,000	4,639,726
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	5,150,000	4,715,942
Morgan Stanley Capital I Trust Series 2020-CNP Class D, 2.5085% 4/5/2042 (d)(g)	1,043,000	839,607
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (g)	2,239,830	2,335,677
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (d)(g)	1,786,000	1,710,192
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.4434% 9/24/2057 (d)(g)	1,928,000	1,825,269
MSJP Series 2015-HAUL Class E, 5.0127% 9/5/2047 (d)(g)	1,014,000	856,020
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	1,899,000	1,978,690
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 7.1026% 12/15/2056 (d)	1,070,000	1,142,268
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.2446% 12/15/2056 (d)	4,229,000	4,473,192
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (g)	351,000	279,706
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class E, 4.2724% 5/15/2039 (d)(g)	2,293,000	2,128,148
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class F, 4.2724% 5/15/2039 (d)(g)	3,014,000	2,708,662
NCMF Trust Series 2025-MFS Class F, 8.7182% 6/10/2033 (d)(g)	2,115,000	2,122,045
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.9267% 11/5/2041 (d)(g)	7,586,000	7,536,122
NYC Commercial Mortgage Trust Series 2025-77C Class E, 6.4715% 1/10/2036 (d)(g)	4,025,000	3,958,897
PCY Series 2026-FCMT Class E, 7.4155% 4/5/2041 (d)(g)	1,500,000	1,490,763
PKHL Commercial Mortgage Trust Series 2021-MF Class F, CME Term SOFR 1 month Index + 3.4645%, 7.0925% 7/15/2038 (d)(e)(g)	2,225,000	612,636
PKHL Commercial Mortgage Trust Series 2021-MF Class NR, CME Term SOFR 1 month Index + 6.1145%, 9.7425% 7/15/2038 (d)(e)(g)	631,000	79,091
Plym Commercial Mortgage Trust Series 2026-IND Class D, CME Term SOFR 1 month Index + 2.15%, 5.7771% 3/15/2043 (d)(e)(g)	1,725,000	1,720,688
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (g)	1,750,000	1,689,208
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (g)	6,369,000	5,462,054
PRM Trust Series 2025-PRM6 Class E, 6.8026% 7/5/2033 (d)(g)	1,412,000	1,411,073
PRM Trust Series 2025-PRM6 Class F, 7.2938% 7/5/2033 (d)(g)	4,271,000	4,251,591
PRM5 Trust Series 2025-PRM5 Class D, 5.6245% 3/10/2033 (d)(g)	1,195,000	1,184,691
PRM5 Trust Series 2025-PRM5 Class E, 7.0967% 3/10/2033 (d)(g)	4,435,000	4,422,706
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (g)	761,989	771,462
Rocket Mortgage Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (g)	4,917,000	5,122,656
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 7.8156% 11/15/2034 (d)(e)(g)	1,838,900	1,833,002
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 8.8141% 11/15/2034 (d)(e)(g)	1,532,300	1,522,771
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class E, 3.4771% 9/15/2039 (d)(g)	1,705,000	1,270,593
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/2037 (d)(g)	3,855,000	3,500,157
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.0771% 10/15/2041 (d)(e)(g)	1,216,000	1,221,808
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 6.328% 1/15/2039 (d)(e)(g)	3,860,000	3,851,556
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 6.978% 1/15/2039 (d)(e)(g)	1,535,000	1,504,300
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 7.657% 11/15/2036 (d)(e)(g)	1,803,000	1,798,083
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 7.3576% 10/15/2034 (d)(e)(g)	3,411,000	3,414,732
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.293% 11/15/2036 (d)(e)(g)	4,149,000	4,143,843
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 7.942% 11/15/2036 (d)(e)(g)	1,134,000	1,132,590
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 7.866% 2/15/2042 (d)(e)(g)	7,802,000	7,739,405
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (d)(g)	1,432,663	1,361,001
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (c)(d)(g)	2,484,000	720,812
UBS Commercial Mortgage Trust Series 2018-C8 Class C, 4.8373% 2/15/2051 (d)	756,000	694,882
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 7.6425% 7/15/2039 (d)(e)(g)	3,009,000	2,622,271
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 8.7425% 7/15/2039 (d)(e)(g)	693,000	576,212
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 6.0329% 7/13/2044 (d)(g)	2,185,000	2,191,222
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.4337% 7/13/2044 (d)(g)	1,520,000	1,529,659
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.9314% 7/13/2044 (d)(g)	1,080,000	1,096,342
VTR Commercial Mortgage Trust Series 2025-STEM Class C, 6.0567% 10/13/2039 (d)(g)	710,000	700,120
VTR Commercial Mortgage Trust Series 2025-STEM Class D, 6.7089% 10/13/2039 (d)(g)	2,045,000	2,005,088
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class C, 3.071% 8/15/2049	520,000	369,287
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.4501% 11/15/2049 (d)	1,262,000	1,233,280
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (g)	1,864,000	1,461,189
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class B, 4.546% 3/15/2052	450,000	433,496
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class D, 2.5% 8/15/2053 (g)	2,108,000	1,681,001
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (g)	761,000	574,108
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.8268% 7/15/2035 (d)(g)	2,867,000	2,881,929
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.5337% 11/15/2057 (d)	757,000	759,734
Wells Fargo Commercial Mortgage Trust Series 2025-5C7 Class C, 5.798% 12/15/2058	710,000	691,325
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class C, 6.014% 10/15/2058 (d)	2,255,000	2,177,536
Wells Fargo Commercial Mortgage Trust Series 2026-C66 Class C, 6.2509% 4/15/2059 (d)	565,000	561,907
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 6.0497% 3/15/2044 (d)(g)	1,284,756	462,486
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class D, 5.1505% 6/15/2044 (d)(g)	958,391	942,184
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 5.1505% 6/15/2044 (d)(g)	1,274,000	1,217,677
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.3557% 3/15/2045 (d)(g)	4,999,000	3,574,285
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 3.9562% 5/15/2045 (d)(g)	1,098,875	1,037,064
WFCM Series 2022-C62 Class A4, 4% 4/15/2055	2,074,000	1,967,361
WHARF Series 2025-DC Class E, 7.7241% 7/15/2040 (d)(g)	1,742,000	1,781,785
Worldwide Plaza Trust Series 2017-WWP Class F, 3.7154% 11/10/2036 (d)(g)	1,695,000	8,594
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/2035 (c)(d)(g)	1,638,000	737,084
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.6332% 6/5/2035 (d)(g)	4,354,000	740,136
TOTAL UNITED STATES		623,310,707
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $667,054,173)		625,667,592

Non-Convertible Corporate Bonds - 2.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
HUT 8 DC LLC 6.192% 11/15/2042 (g)	5,000	5,059
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (g)	1,105,000	1,107,218
TOTAL COMMUNICATION SERVICES		1,112,277
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/2026 (g)	119,296	119,378
Real Estate - 2.7%
Diversified REITs - 0.4%
Safehold GL Holdings LLC 6.1% 4/1/2034	2,792,000	2,928,928
Health Care REITs - 0.0%
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (g)	955,000	994,345
Real Estate Management & Development - 1.0%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	1,625,000	1,583,397
Essex Portfolio LP 5.5% 4/1/2034	1,401,000	1,427,859
Kennedy-Wilson Inc 7% 6/1/2031 (g)	1,640,000	1,678,280
Kennedy-Wilson Inc 7.25% 6/1/2033 (g)	2,100,000	2,134,841
		6,824,377
Residential REITs - 0.9%
American Homes 4 Rent LP 5.5% 2/1/2034	3,646,000	3,701,967
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	2,455,000	2,494,444
		6,196,411
Retail REITs - 0.4%
NNN REIT Inc 5.6% 10/15/2033	2,485,000	2,559,864
TOTAL REAL ESTATE		19,503,925
TOTAL UNITED STATES		20,735,580
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $20,090,097)		20,735,580

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Crest Dartmouth Street 0% (c)(d)(f)(g) (Cost $2,796,600)	3,100,000	31

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $30,431,288)	3.67	30,425,203	30,431,288

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $774,888,295)	721,485,078
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(3,541,428)
NET ASSETS - 100.0%	717,943,650

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Level 3 security.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Non-income producing.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $529,511,390 or 73.8% of net assets.

(h)	Non-income producing - Security is in default.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	26,078,267	106,735,648	102,381,774	478,168	(853)	-	30,431,288	30,425,203	0.0%
Total	26,078,267	106,735,648	102,381,774	478,168	(853)	-	30,431,288

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	41,069,968	-	38,775,009	2,294,959

Bank Loan Obligations
Financials	3,554,092	-	1,335,000	2,219,092

Collateralized Mortgage Obligations	26,527	-	498	26,029

Commercial Mortgage Securities	625,667,592	-	601,148,312	24,519,280

Non-Convertible Corporate Bonds
Communication Services	1,112,277	-	1,112,277	-
Consumer Discretionary	119,378	-	119,378	-
Real Estate	19,503,925	-	19,503,925	-

Non-Convertible Preferred Stocks
Financials	31	-	-	31

Money Market Funds	30,431,288	30,431,288	-	-
Total Investments in Securities:	721,485,078	30,431,288	661,994,399	29,059,391
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2026 ($)
Bank Loan Obligations	2,557,281	-	31,778	-	(369,967)	-	-	-	2,219,092	31,778
Non-Convertible Preferred Stocks	31	-	-	-	-	-	-	-	31	-
Asset-Backed Securities	1	-	(273,237)	-	-	(100,994)	2,669,189	-	2,294,959	(273,237)
Commercial Mortgage Securities	16,852,503	(54,941)	(751,768)	2,518,787	(3,423,858)	(432,687)	15,471,048	(5,659,804)	24,519,280	(1,205,354)
Collateralized Mortgage Obligations	29,404	3,784	1,689	-	(7,777)	(682)	-	(389)	26,029	1,689

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $744,457,007)	$691,053,790
Fidelity Central Funds (cost $30,431,288)	30,431,288

Total Investment in Securities (cost $774,888,295)		$721,485,078
Receivable for investments sold		36,474
Interest receivable		3,057,272
Distributions receivable from Fidelity Central Funds		83,684
Prepaid expenses		104
Other receivables		88
Total assets		724,662,700
Liabilities
Payable to custodian bank	$55
Payable for investments purchased	5,096,172
Distributions payable	1,099,439
Accrued management fee	430,524
Other payables and accrued expenses	92,860
Total liabilities		6,719,050
Net Assets		$717,943,650
Net Assets consist of:
Paid in capital		$875,336,811
Total accumulated earnings (loss)		(157,393,161)
Net Assets		$717,943,650
Net Asset Value, offering price and redemption price per share ($717,943,650 ÷ 97,905,392 shares)		$7.33
Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Interest		$21,258,703
Income from Fidelity Central Funds		478,168
Total income		21,736,871
Expenses
Management fee	$2,590,990
Custodian fees and expenses	2,280
Independent trustees' fees and expenses	967
Audit fees	96,167
Legal	250
Miscellaneous	1,964
Total expenses before reductions	2,692,618
Expense reductions	(2,258)
Total expenses after reductions		2,690,360
Net Investment income (loss)		19,046,511
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,087,338)
Fidelity Central Funds	(853)
Total net realized gain (loss)		(7,088,191)
Change in net unrealized appreciation (depreciation) on investment securities		1,473,848
Net gain (loss)		(5,614,343)
Net increase (decrease) in net assets resulting from operations		$13,432,168
Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,046,511	$41,655,198
Net realized gain (loss)	(7,088,191)	(3,986,442)
Change in net unrealized appreciation (depreciation)	1,473,848	19,813,256
Net increase (decrease) in net assets resulting from operations	13,432,168	57,482,012
Distributions to shareholders	(18,881,251)	(40,124,940)

Share transactions
Proceeds from sales of shares	14,266,500	127,861,000
Reinvestment of distributions	12,592,891	26,786,153
Cost of shares redeemed	(12,775,596)	(150,971,302)

Net increase (decrease) in net assets resulting from share transactions	14,083,795	3,675,851
Total increase (decrease) in net assets	8,634,712	21,032,923

Net Assets
Beginning of period	709,308,938	688,276,015
End of period	$717,943,650	$709,308,938

Other Information
Shares
Sold	1,925,973	17,546,497
Issued in reinvestment of distributions	1,706,823	3,659,515
Redeemed	(1,733,860)	(20,528,615)
Net increase (decrease)	1,898,936	677,397

Financial Highlights
Fidelity® Real Estate High Income Fund

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.39	$7.22	$6.60	$7.17	$8.24	$7.80
Income from Investment Operations
Net investment income (loss) A,B	.195	.405	.407	.423	.345	.305
Net realized and unrealized gain (loss)	(.061)	.155	.617	(.594)	(1.059)	.469
Total from investment operations	.134	.560	1.024	(.171)	(.714)	.774
Distributions from net investment income	(.194)	(.390)	(.404)	(.392)	(.324)	(.334)
Distributions from tax return of capital	-	-	-	(.007)	(.032)	-
Total distributions	(.194)	(.390)	(.404)	(.399)	(.356)	(.334)
Net asset value, end of period	$7.33	$7.39	$7.22	$6.60	$7.17	$8.24
Total Return C,D	1.82%	7.94%	15.83%	(2.44)%	(8.84)%	10.07%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75% G	.75%	.76%	.78%	.78%	.78%
Expenses net of fee waivers, if any	.75 % G	.75%	.76%	.78%	.78%	.78%
Expenses net of all reductions, if any	.75% G	.75%	.76%	.78%	.78%	.78%
Net investment income (loss)	5.31% G	5.54%	5.79%	6.13%	4.48%	3.74%
Supplemental Data
Net assets, end of period (000 omitted)	$717,944	$709,309	$688,276	$517,078	$722,213	$945,943
Portfolio turnover rate H	26 % G	32%	23%	32%	16%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity Real Estate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from one or more third party pricing services or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing service or broker, and the values reflected may differ from the amount that would be realized if the securities were sold.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Asset-Backed Securities	$2,294,959	Recovery value	Recovery value	$0.00	Increase
		Market approach	Evaluated bid	$71.58	Increase
Bank Loan Obligations	$2,219,092	Discounted cash flow	Yield	12.1%	Decrease
Collateralized Mortgage Obligations	$26,029	Market approach	Evaluated bid	$17.53 - $37.22 / $32.07	Increase
Commercial Mortgage Securities	$24,519,280	Market approach	Evaluated bid	$0.25 - $99.97 / $78.42	Increase
Non-Convertible Preferred Stocks	$31	Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), market discount, controlled foreign corporations and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,142,279
Gross unrealized depreciation	(67,546,378)
Net unrealized appreciation (depreciation)	$(53,404,099)
Tax cost	$774,889,177

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(9,466,668)
Long-term	(87,010,717)
Total capital loss carryforward	$(96,477,385)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate High Income Fund	103,758,478	91,451,680
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Real Estate High Income Fund	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Real Estate High Income Fund	.72

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Real Estate High Income Fund	462
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,258.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Real Estate High Income Fund	2	55
9.Credit and Liquidity Risk.
The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.
10.Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Real Estate High Income Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.723505.127
REHI-SANN-0726
Fidelity Advisor® Value Strategies Fund

Semi-Annual Report
May 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Value Strategies Fund
Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
CANADA - 4.0%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Gildan Activewear Inc (b)	222,500	13,574,493
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Canadian Natural Resources Ltd	230,000	10,460,233
Cenovus Energy Inc	547,800	15,122,959
Imperial Oil Ltd	212,500	25,212,074
TOTAL ENERGY		50,795,266
Financials - 0.2%
Capital Markets - 0.2%
Onex Corp Subordinate Voting Shares	56,500	4,511,312
Industrials - 0.9%
Ground Transportation - 0.6%
TFI International Inc	80,500	12,418,482
Machinery - 0.3%
ATS Corp (a)	223,400	6,907,875
TOTAL INDUSTRIALS		19,326,357
TOTAL CANADA		88,207,428
FRANCE - 0.9%
Communication Services - 0.2%
Media - 0.2%
JCDecaux SE	215,900	4,744,397
Energy - 0.7%
Energy Equipment & Services - 0.7%
Vallourec SACA (a)	529,200	14,764,833
TOTAL FRANCE		19,509,230
GERMANY - 1.2%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Birkenstock Holding Plc (a)(b)	259,200	11,682,144
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (a)	47,600	4,567,220
Industrials - 0.4%
Electrical Equipment - 0.4%
Siemens Energy AG	50,100	9,539,197
TOTAL GERMANY		25,788,561
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
Prudential PLC	586,019	8,337,620
ISRAEL - 0.7%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Industries Ltd ADR (a)	262,600	9,275,032
Information Technology - 0.3%
IT Services - 0.3%
Wix.com Ltd (a)(b)	118,800	6,659,928
TOTAL ISRAEL		15,934,960
ITALY - 0.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Lottomatica Group Spa	196,700	5,832,133
LUXEMBOURG - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
ArcelorMittal SA depository receipt	119,000	8,259,790
NORWAY - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
TGS ASA	561,200	9,164,728
PORTUGAL - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Galp Energia SGPS SA	527,600	11,467,842
PUERTO RICO - 0.5%
Financials - 0.5%
Banks - 0.5%
Popular Inc	71,500	10,619,895
SPAIN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (c)(d)	155,300	5,196,754
SWITZERLAND - 0.7%
Consumer Discretionary - 0.7%
Automobile Components - 0.7%
Garrett Motion Inc	489,100	16,022,916
UNITED KINGDOM - 1.5%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Subsea 7 SA	245,300	8,091,375
Financials - 0.7%
Capital Markets - 0.7%
Marex Group PLC	288,600	15,278,484
Utilities - 0.4%
Electric Utilities - 0.4%
SSE PLC	273,700	8,591,875
TOTAL UNITED KINGDOM		31,961,734
UNITED STATES - 87.0%
Communication Services - 0.8%
Media - 0.8%
Nexstar Media Group Inc	78,300	13,971,069
Omnicom Group Inc (b)	54,200	3,940,882
TOTAL COMMUNICATION SERVICES		17,911,951
Consumer Discretionary - 7.1%
Automobile Components - 0.9%
Patrick Industries Inc	76,711	6,943,880
Versigent PLC	310,000	13,677,200
		20,621,080
Distributors - 0.5%
Genuine Parts Co	107,900	10,649,730
Diversified Consumer Services - 0.6%
Driven Brands Holdings Inc (a)	1,030,600	14,263,504
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp Ltd	556,300	15,609,778
Hilton Grand Vacations Inc (a)	210,900	10,971,018
		26,580,796
Household Durables - 1.4%
Mohawk Industries Inc (a)	95,700	10,280,094
Somnigroup International Inc	177,700	12,582,937
Whirlpool Corp (b)	161,300	7,003,646
		29,866,677
Leisure Products - 0.7%
BRP Inc Subordinate Voting Shares	76,800	4,439,822
Brunswick Corp/DE	127,200	10,654,272
		15,094,094
Specialty Retail - 1.6%
Bath & Body Works Inc	620,600	12,424,412
Lithia Motors Inc	50,600	14,719,034
Upbound Group Inc	426,700	8,196,907
		35,340,353
Textiles, Apparel & Luxury Goods - 0.2%
Samsonite Group SA (c)(d)	2,639,100	4,876,183
TOTAL CONSUMER DISCRETIONARY		157,292,417
Consumer Staples - 2.9%
Beverages - 1.2%
Keurig Dr Pepper Inc	406,800	12,216,204
Primo Brands Corp Class A	557,000	13,813,600
		26,029,804
Consumer Staples Distribution & Retail - 1.0%
Performance Food Group Co (a)	145,400	14,276,826
Sprouts Farmers Market Inc (a)	89,592	7,402,091
		21,678,917
Food Products - 0.7%
Bunge Global SA	40,800	5,030,640
Darling Ingredients Inc (a)	189,722	11,212,570
		16,243,210
TOTAL CONSUMER STAPLES		63,951,931
Energy - 3.8%
Energy Equipment & Services - 2.1%
Expro Group Holdings NV (a)(b)	684,800	10,114,496
Noble Corp PLC	291,800	13,562,864
Weatherford International PLC	209,200	21,681,488
		45,358,848
Oil, Gas & Consumable Fuels - 1.7%
Delek US Holdings Inc	242,900	10,811,479
Sunococorp LLC	162,700	10,630,818
Targa Resources Corp	61,700	15,737,819
		37,180,116
TOTAL ENERGY		82,538,964
Financials - 14.5%
Banks - 1.8%
East West Bancorp Inc	75,573	9,260,715
First Citizens BancShares Inc/NC Class A (b)	6,100	12,142,111
Pinnacle Financial Partners Inc	107,600	10,516,824
Western Alliance Bancorp	87,400	6,961,410
		38,881,060
Capital Markets - 2.6%
Ares Management Corp Class A	98,800	12,695,800
BGC Group Inc Class A	779,500	8,145,775
Charles Schwab Corp/The	40,800	3,563,880
LPL Financial Holdings Inc	56,200	15,385,874
Raymond James Financial Inc	66,000	9,465,060
Victory Capital Holdings Inc Class A (b)	96,100	8,125,255
		57,381,644
Consumer Finance - 2.4%
Capital One Financial Corp	75,600	14,207,508
Credit Acceptance Corp (a)	21,500	12,333,260
OneMain Holdings Inc	193,200	10,685,892
PROG Holdings Inc	148,000	5,441,960
SLM Corp	496,584	10,984,438
		53,653,058
Financial Services - 4.2%
Apollo Global Management Inc	156,200	20,104,503
Corebridge Financial Inc	396,800	10,713,600
Corpay Inc (a)	45,700	16,534,260
Fiserv Inc (a)	187,400	10,599,344
Global Payments Inc	149,700	11,303,847
Remitly Global Inc (a)	632,700	12,666,654
WEX Inc (a)	72,700	10,538,592
		92,460,800
Insurance - 3.5%
Arthur J Gallagher & Co	68,500	13,776,035
First American Financial Corp	220,948	14,633,386
Globe Life Inc	53,100	8,137,044
Primerica Inc	37,700	10,177,869
Reinsurance Group of America Inc	99,933	20,060,551
Ryan Specialty Holdings Inc Class A (b)	338,700	10,787,595
		77,572,480
TOTAL FINANCIALS		319,949,042
Health Care - 10.1%
Biotechnology - 0.2%
Moderna Inc (a)	96,100	4,534,959
Health Care Equipment & Supplies - 2.3%
GE HealthCare Technologies Inc	172,700	10,766,118
Lantheus Holdings Inc (a)	181,100	17,983,230
QuidelOrtho Corp (a)	820,800	10,686,816
Solventum Corp (a)	158,900	11,909,555
		51,345,719
Health Care Providers & Services - 4.0%
Acadia Healthcare Co Inc (a)(b)	492,500	11,426,000
AdaptHealth Corp (a)	895,800	9,074,454
BrightSpring Health Services Inc (a)	262,400	16,184,832
Cencora Inc	12,000	3,232,320
Cigna Group/The	36,900	10,236,060
CVS Health Corp	104,700	9,525,606
LifeStance Health Group Inc (a)	23,500	181,185
Molina Healthcare Inc (a)	59,100	10,259,760
PACS Group Inc (a)	416,900	15,279,385
		85,399,602
Health Care Technology - 0.7%
Waystar Holding Corp (a)	806,500	16,057,415
Life Sciences Tools & Services - 1.9%
Fortrea Holdings Inc (a)	522,100	8,035,119
ICON PLC (a)	98,200	13,362,074
IQVIA Holdings Inc (a)	57,400	10,458,854
Sotera Health Co (a)	705,800	11,038,712
		42,894,759
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	50,900	12,037,341
Viatris Inc	661,900	10,762,494
		22,799,835
TOTAL HEALTH CARE		223,032,289
Industrials - 21.6%
Aerospace & Defense - 0.7%
Textron Inc	174,600	16,021,296
Air Freight & Logistics - 2.0%
FedEx Corp	29,900	12,311,325
Forward Air Corp Class A (a)	284,700	3,012,126
GXO Logistics Inc (a)	247,900	12,422,269
United Parcel Service Inc Class B	150,800	16,088,852
		43,834,572
Building Products - 2.7%
Allegion plc	69,400	9,026,858
Griffon Corp	110,000	9,677,800
Hayward Holdings Inc (a)	686,200	9,682,282
Masterbrand Inc (a)(b)	710,300	6,165,404
Resideo Technologies Inc (a)	442,800	13,846,356
UFP Industries Inc	135,600	10,983,600
		59,382,300
Commercial Services & Supplies - 2.4%
Brink's Co/The	131,500	13,678,630
Clean Harbors Inc (a)	33,400	9,386,402
HNI Corp	445,300	13,888,907
Vestis Corp (a)	1,163,500	15,032,420
		51,986,359
Construction & Engineering - 1.8%
AECOM	218,300	15,143,471
Centuri Holdings Inc (a)	360,100	11,069,474
WillScot Holdings Corp	484,400	12,463,612
		38,676,557
Electrical Equipment - 1.2%
Acuity Inc	49,600	15,133,456
Regal Rexnord Corp	50,500	10,188,880
		25,322,336
Ground Transportation - 1.1%
Lyft Inc Class A (a)	606,800	8,561,948
U-Haul Holding Co Class N	295,100	15,351,102
		23,913,050
Machinery - 3.2%
Allison Transmission Holdings Inc	126,600	14,372,898
Gates Industrial Corp PLC (a)	475,100	12,314,592
JBT Marel Corp	48,800	6,558,232
Mueller Industries Inc	84,100	10,815,260
Oshkosh Corp	83,700	10,881,000
Terex Corp	282,900	16,459,122
		71,401,104
Marine Transportation - 0.5%
Matson Inc	58,400	10,587,920
Passenger Airlines - 1.0%
Delta Air Lines Inc	274,400	22,632,512
Professional Services - 3.8%
Amentum Holdings Inc (a)	481,300	11,180,599
Concentrix Corp	238,200	6,738,678
First Advantage Corp (a)(b)	1,010,832	16,173,312
KBR Inc	492,400	17,209,380
SS&C Technologies Holdings Inc	267,400	18,054,849
TransUnion	208,800	14,941,728
		84,298,546
Trading Companies & Distributors - 1.2%
GATX Corp	9,851	1,665,607
Herc Holdings Inc	120,700	16,053,100
McGrath RentCorp	88,200	9,612,918
		27,331,625
TOTAL INDUSTRIALS		475,388,177
Information Technology - 13.4%
Electronic Equipment, Instruments & Components - 3.0%
Arrow Electronics Inc (a)	68,600	14,723,618
Avnet Inc	163,300	14,195,669
Sanmina Corp (a)	78,200	20,310,886
TD SYNNEX Corp	62,300	16,277,744
		65,507,917
IT Services - 0.5%
GoDaddy Inc Class A (a)	123,600	10,608,588
Semiconductors & Semiconductor Equipment - 3.3%
Axcelis Technologies Inc (a)	84,000	12,634,440
First Solar Inc (a)	60,500	18,560,795
ON Semiconductor Corp (a)	343,100	41,384,722
		72,579,957
Software - 0.8%
Gen Digital Inc	689,900	17,792,521
Technology Hardware, Storage & Peripherals - 5.8%
Sandisk Corp/DE (a)	26,933	45,650,896
Western Digital Corp	153,800	81,700,098
		127,350,994
TOTAL INFORMATION TECHNOLOGY		293,839,977
Materials - 3.1%
Chemicals - 1.4%
Corteva Inc	181,600	14,215,648
Scotts Miracle-Gro Co/The	278,300	16,419,700
		30,635,348
Construction Materials - 1.2%
Eagle Materials Inc	59,500	13,160,210
James Hardie Industries PLC (a)	601,300	13,998,264
		27,158,474
Containers & Packaging - 0.5%
Silgan Holdings Inc	214,200	8,045,352
Sonoco Products Co	55,500	2,701,740
		10,747,092
TOTAL MATERIALS		68,540,914
Real Estate - 5.2%
Health Care REITs - 1.7%
American Healthcare REIT Inc	208,300	10,183,787
Ventas Inc	173,700	14,663,754
Welltower Inc	56,200	11,539,546
		36,387,087
Real Estate Management & Development - 0.6%
Compass Inc Class A (a)	95,400	785,142
Jones Lang LaSalle Inc (a)	48,500	13,692,035
		14,477,177
Retail REITs - 0.7%
Macerich Co/The	649,100	14,617,732
Specialized REITs - 2.2%
Equinix Inc	17,800	19,011,112
Iron Mountain Inc	192,400	24,675,300
Outfront Media Inc	163,002	5,255,184
		48,941,596
TOTAL REAL ESTATE		114,423,592
Utilities - 4.5%
Electric Utilities - 2.5%
Constellation Energy Corp	51,600	14,847,900
Eversource Energy	258,200	17,627,314
PG&E Corp	1,439,900	23,527,966
		56,003,180
Gas Utilities - 0.7%
UGI Corp	411,900	14,383,548
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp	99,500	15,942,885
Multi-Utilities - 0.6%
Sempra	137,300	12,237,549
TOTAL UTILITIES		98,567,162
TOTAL UNITED STATES		1,915,436,416
TOTAL COMMON STOCKS (Cost $1,798,096,165)		2,171,740,007

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.67	28,183,290	28,188,926
Fidelity Securities Lending Cash Central Fund (e)(f)	3.67	58,382,615	58,388,453
TOTAL MONEY MARKET FUNDS (Cost $86,577,379)			86,577,379

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $1,884,673,544)	2,258,317,386
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(57,794,801)
NET ASSETS - 100.0%	2,200,522,585

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,072,937 or 0.5% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,072,937 or 0.5% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,912,831	317,920,699	297,645,028	293,580	424	-	28,188,926	28,183,290	0.0%
Fidelity Securities Lending Cash Central Fund	29,395,279	333,826,243	304,831,949	57,785	(1,120)	-	58,388,453	58,382,615	0.2%
Total	37,308,110	651,746,942	602,476,977	351,365	(696)	-	86,577,379

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	27,853,102	22,656,348	5,196,754	-
Consumer Discretionary	204,404,103	204,404,103	-	-
Consumer Staples	63,951,931	63,951,931	-	-
Energy	176,823,008	176,823,008	-	-
Financials	358,696,353	350,358,733	8,337,620	-
Health Care	236,874,541	236,874,541	-	-
Industrials	504,253,731	504,253,731	-	-
Information Technology	300,499,905	300,499,905	-	-
Materials	76,800,704	76,800,704	-	-
Real Estate	114,423,592	114,423,592	-	-
Utilities	107,159,037	107,159,037	-	-

Money Market Funds	86,577,379	86,577,379	-	-
Total Investments in Securities:	2,258,317,386	2,244,783,012	13,534,374	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $88,974,523) - See accompanying schedule:
Unaffiliated issuers (cost $1,798,096,165)	$2,171,740,007
Fidelity Central Funds (cost $86,577,379)	86,577,379

Total Investment in Securities (cost $1,884,673,544)		$2,258,317,386
Foreign currency held at value (cost $39)		39
Receivable for investments sold		330,275
Receivable for fund shares sold		1,378,841
Dividends receivable		2,092,171
Distributions receivable from Fidelity Central Funds		59,444
Prepaid expenses		232
Other receivables		36,225
Total assets		2,262,214,613
Liabilities
Payable for investments purchased	$745,270
Payable for fund shares redeemed	902,203
Accrued management fee	1,398,622
Distribution and service plan fees payable	214,838
Other payables and accrued expenses	40,963
Collateral on securities loaned	58,390,132
Total liabilities		61,692,028
Net Assets		$2,200,522,585
Net Assets consist of:
Paid in capital		$1,531,496,505
Total accumulated earnings (loss)		669,026,080
Net Assets		$2,200,522,585

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($439,387,648 ÷ 8,695,083 shares)(a)		$50.53
Maximum offering price per share (100/94.25 of $50.53)		$53.61
Class M :
Net Asset Value and redemption price per share ($267,217,831 ÷ 4,813,280 shares)(a)		$55.52
Maximum offering price per share (100/96.50 of $55.52)		$57.53
Class C :
Net Asset Value and offering price per share ($18,769,369 ÷ 485,810 shares)(a)		$38.64
Fidelity Value Strategies Fund :
Net Asset Value, offering price and redemption price per share ($815,419,177 ÷ 12,345,345 shares)		$66.05
Class K :
Net Asset Value, offering price and redemption price per share ($215,986,179 ÷ 3,257,846 shares)		$66.30
Class I :
Net Asset Value, offering price and redemption price per share ($443,742,381 ÷ 7,477,548 shares)		$59.34
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Dividends		$14,043,926
Income from Fidelity Central Funds (including $57,785 from security lending)		351,365
Security lending		12,952
Total income		14,408,243
Expenses
Management fee
Basic fee	$6,189,663
Performance adjustment	976,703
Distribution and service plan fees	1,217,017
Custodian fees and expenses	18,379
Independent trustees' fees and expenses	2,397
Registration fees	130,080
Audit fees	30,892
Legal	2,224
Interest	1,388
Miscellaneous	2,527
Total expenses		8,571,270
Net Investment income (loss)		5,836,973
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	163,852,981
Redemptions in-kind	131,451,782
Fidelity Central Funds	(696)
Foreign currency transactions	(29,557)
Total net realized gain (loss)		295,274,510
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	92,099,330
Assets and liabilities in foreign currencies	(414)
Total change in net unrealized appreciation (depreciation)		92,098,916
Net gain (loss)		387,373,426
Net increase (decrease) in net assets resulting from operations		$393,210,399
Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,836,973	$14,528,603
Net realized gain (loss)	295,274,510	165,553,578
Change in net unrealized appreciation (depreciation)	92,098,916	(289,312,221)
Net increase (decrease) in net assets resulting from operations	393,210,399	(109,230,040)
Distributions to shareholders	(142,747,426)	(223,187,455)

Share transactions - net increase (decrease)	252,999,607	(314,148,457)
Total increase (decrease) in net assets	503,462,580	(646,565,952)

Net Assets
Beginning of period	1,697,060,005	2,343,625,957
End of period	$2,200,522,585	$1,697,060,005

Financial Highlights
Fidelity Advisor® Value Strategies Fund Class A

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$45.55	$52.63	$42.18	$41.23	$42.62	$32.58
Income from Investment Operations
Net investment income (loss) A,B	.11	.28	.28	.23	.24	.37 C
Net realized and unrealized gain (loss)	9.31	(1.72)	11.46	1.65	2.05	9.96
Total from investment operations	9.42	(1.44)	11.74	1.88	2.29	10.33
Distributions from net investment income	(.43)	(.40)	(.27)	(.27)	(.39)	(.29)
Distributions from net realized gain	(4.00)	(5.24)	(1.03)	(.65)	(3.29)	-
Total distributions	(4.44) D	(5.64)	(1.29) D	(.93) D	(3.68)	(.29)
Net asset value, end of period	$50.53	$45.55	$52.63	$42.18	$41.23	$42.62
Total Return E,F,G	22.47%	(2.19)%	28.37%	4.78%	5.18%	31.91%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.05% J	.96%	1.10%	1.15%	1.14%	1.13%
Expenses net of fee waivers, if any	1.05 % J	.96%	1.10%	1.15%	1.13%	1.13%
Expenses net of all reductions, if any	1.05% J	.96%	1.10%	1.15%	1.13%	1.13%
Net investment income (loss)	.46% J	.65%	.61%	.58%	.61%	.90% C
Supplemental Data
Net assets, end of period (000 omitted)	$439,388	$372,733	$460,135	$355,355	$317,773	$253,532
Portfolio turnover rate K	121 % J,L	57%	61%	59%	46%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .52%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Value Strategies Fund Class M

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$49.55	$56.64	$45.28	$44.16	$45.37	$34.67
Income from Investment Operations
Net investment income (loss) A,B	.05	.19	.18	.15	.16	.29 C
Net realized and unrealized gain (loss)	10.23	(1.83)	12.33	1.76	2.17	10.61
Total from investment operations	10.28	(1.64)	12.51	1.91	2.33	10.90
Distributions from net investment income	(.30)	(.21)	(.13)	(.14)	(.25)	(.20)
Distributions from net realized gain	(4.00)	(5.24)	(1.03)	(.65)	(3.29)	-
Total distributions	(4.31) D	(5.45)	(1.15) D	(.79)	(3.54)	(.20)
Net asset value, end of period	$55.52	$49.55	$56.64	$45.28	$44.16	$45.37
Total Return E,F,G	22.33%	(2.43)%	28.07%	4.51%	4.95%	31.59%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.30% J	1.21%	1.35%	1.39%	1.37%	1.37%
Expenses net of fee waivers, if any	1.30 % J	1.21%	1.34%	1.39%	1.37%	1.37%
Expenses net of all reductions, if any	1.30% J	1.21%	1.34%	1.39%	1.37%	1.37%
Net investment income (loss)	.21% J	.40%	.36%	.34%	.37%	.66% C
Supplemental Data
Net assets, end of period (000 omitted)	$267,218	$230,693	$264,424	$223,355	$231,490	$237,047
Portfolio turnover rate K	121 % J,L	57%	61%	59%	46%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Value Strategies Fund Class C

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$35.74	$42.64	$34.45	$33.87	$35.64	$27.33
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.03)	(.06)	(.06)	(.06)	.04 C
Net realized and unrealized gain (loss)	7.16	(1.45)	9.33	1.34	1.72	8.37
Total from investment operations	7.11	(1.48)	9.27	1.28	1.66	8.41
Distributions from net investment income	(.21)	(.17)	(.05)	(.05)	(.14)	(.10)
Distributions from net realized gain	(4.00)	(5.24)	(1.03)	(.65)	(3.29)	-
Total distributions	(4.21)	(5.42) D	(1.08)	(.70)	(3.43)	(.10)
Net asset value, end of period	$38.64	$35.74	$42.64	$34.45	$33.87	$35.64
Total Return E,F,G	22.03%	(2.92)%	27.41%	3.97%	4.37%	30.84%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.80% J	1.71%	1.86%	1.93%	1.92%	1.92%
Expenses net of fee waivers, if any	1.80 % J	1.71%	1.85%	1.93%	1.91%	1.91%
Expenses net of all reductions, if any	1.80% J	1.71%	1.85%	1.93%	1.91%	1.91%
Net investment income (loss)	(.29)% J	(.10)%	(.15)%	(.19)%	(.17)%	.11% C
Supplemental Data
Net assets, end of period (000 omitted)	$18,769	$17,304	$25,534	$19,120	$18,076	$14,064
Portfolio turnover rate K	121 % J,L	57%	61%	59%	46%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.13 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.26)%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Value Strategies Fund

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$58.20	$65.44	$52.08	$50.65	$51.53	$39.30
Income from Investment Operations
Net investment income (loss) A,B	.23	.51	.52	.41	.43	.58 C
Net realized and unrealized gain (loss)	12.12	(2.06)	14.22	2.02	2.47	12.00
Total from investment operations	12.35	(1.55)	14.74	2.43	2.90	12.58
Distributions from net investment income	(.49)	(.45)	(.35)	(.35)	(.49)	(.35)
Distributions from net realized gain	(4.00)	(5.24)	(1.03)	(.65)	(3.29)	-
Total distributions	(4.50) D	(5.69)	(1.38)	(1.00)	(3.78)	(.35)
Net asset value, end of period	$66.05	$58.20	$65.44	$52.08	$50.65	$51.53
Total Return E,F	22.64%	(1.89)%	28.76%	5.01%	5.48%	32.24%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.75% I	.66%	.82%	.90%	.88%	.86%
Expenses net of fee waivers, if any	.75 % I	.66%	.81%	.90%	.87%	.86%
Expenses net of all reductions, if any	.75% I	.66%	.81%	.90%	.87%	.86%
Net investment income (loss)	.76% I	.95%	.89%	.84%	.87%	1.17% C
Supplemental Data
Net assets, end of period (000 omitted)	$815,419	$608,686	$815,177	$629,237	$565,088	$512,558
Portfolio turnover rate J	121 % I,K	57%	61%	59%	46%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .79%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Value Strategies Fund Class K

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$58.43	$65.37	$52.04	$50.61	$51.49	$39.27
Income from Investment Operations
Net investment income (loss) A,B	.26	.56	.56	.48	.49	.64 C
Net realized and unrealized gain (loss)	12.16	(2.05)	14.22	2.02	2.46	11.98
Total from investment operations	12.42	(1.49)	14.78	2.50	2.95	12.62
Distributions from net investment income	(.55)	(.20)	(.42)	(.42)	(.54)	(.40)
Distributions from net realized gain	(4.00)	(5.24)	(1.03)	(.65)	(3.29)	-
Total distributions	(4.55)	(5.45) D	(1.45)	(1.07)	(3.83)	(.40)
Net asset value, end of period	$66.30	$58.43	$65.37	$52.04	$50.61	$51.49
Total Return E,F	22.71%	(1.83)%	28.89%	5.16%	5.59%	32.41%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.68% I	.59%	.73%	.77%	.75%	.75%
Expenses net of fee waivers, if any	.68 % I	.59%	.73%	.77%	.75%	.75%
Expenses net of all reductions, if any	.68% I	.59%	.73%	.77%	.75%	.75%
Net investment income (loss)	.83% I	1.02%	.98%	.97%	.99%	1.28% C
Supplemental Data
Net assets, end of period (000 omitted)	$215,986	$88,179	$103,334	$218,927	$61,703	$54,407
Portfolio turnover rate J	121 % I,K	57%	61%	59%	46%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .91%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Value Strategies Fund Class I

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$52.70	$59.88	$47.79	$46.56	$47.69	$36.40
Income from Investment Operations
Net investment income (loss) A,B	.19	.44	.46	.38	.39	.54 C
Net realized and unrealized gain (loss)	10.90	(1.91)	13.02	1.86	2.28	11.10
Total from investment operations	11.09	(1.47)	13.48	2.24	2.67	11.64
Distributions from net investment income	(.45)	(.47)	(.36)	(.36)	(.51)	(.35)
Distributions from net realized gain	(4.00)	(5.24)	(1.03)	(.65)	(3.29)	-
Total distributions	(4.45)	(5.71)	(1.39)	(1.01)	(3.80)	(.35)
Net asset value, end of period	$59.34	$52.70	$59.88	$47.79	$46.56	$47.69
Total Return D,E	22.61%	(1.94)%	28.72%	5.03%	5.44%	32.23%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.80% H	.71%	.85%	.90%	.89%	.88%
Expenses net of fee waivers, if any	.80 % H	.71%	.85%	.90%	.88%	.88%
Expenses net of all reductions, if any	.80% H	.71%	.85%	.90%	.88%	.88%
Net investment income (loss)	.71% H	.90%	.86%	.83%	.86%	1.15% C
Supplemental Data
Net assets, end of period (000 omitted)	$443,742	$379,465	$675,022	$456,919	$352,428	$255,660
Portfolio turnover rate I	121 % H,J	57%	61%	59%	46%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.18 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .77%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Value Strategies Fund, Class K and Class I shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$466,156,609
Gross unrealized depreciation	(100,202,656)
Net unrealized appreciation (depreciation)	$365,953,953
Tax cost	$1,892,363,433

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Strategies Fund	1,435,130,707	1,143,696,479

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Advisor Value Strategies Fund	3,143,636	-	131,451,782	131,451,782	199,225,904
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.68
Class C	.72
Fidelity Value Strategies Fund	.69
Class K	.56
Class I	.69

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.68
Class M	.67
Class C	.67
Fidelity Value Strategies Fund	.63
Class K	.55
Class I	.67

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Value Strategies Fund	Russell Midcap Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Value Strategies Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .10%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	507,968	12,366
Class M	.25%	.25%	620,190	6,522
Class C	.75%	.25%	88,859	8,161
			1,217,017	27,049

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	20,674
Class M	1,779
Class CA	104
22,557

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Value Strategies Fund	35,711

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Value Strategies Fund	Borrower	12,648,000	3.95%	1,388

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Value Strategies Fund	80,981,704	144,041,147	38,029,129
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Advisor Value Strategies Fund	1,126

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Value Strategies Fund	7,683	2,629	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Value Strategies Fund	32,615,081
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2026	Year ended November 30, 2025
Fidelity Advisor Value Strategies Fund
Distributions to shareholders
Class A	$36,125,965	$51,382,266
Class M	19,786,353	25,196,597
Class C	1,986,312	3,247,315
Fidelity Value Strategies Fund	46,652,530	70,384,685
Class K	6,824,196	8,644,227
Class I	31,372,070	64,332,365
Total	$142,747,426	$223,187,455
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2026	Year ended November 30, 2025	Six months ended May 31, 2026	Year ended November 30, 2025
Fidelity Advisor Value Strategies Fund
Class A
Shares sold	534,165	1,485,577	$24,652,334	$67,008,976
Reinvestment of distributions	743,524	951,014	31,726,171	41,226,473
Shares redeemed	(765,091)	(2,996,660)	(35,487,669)	(127,696,179)
Net increase (decrease)	512,598	(560,069)	$20,890,836	$(19,460,730)
Class M
Shares sold	162,482	156,702	$8,376,705	$7,172,579
Reinvestment of distributions	390,755	495,949	18,338,151	23,438,566
Shares redeemed	(395,416)	(665,343)	(20,071,918)	(31,109,257)
Net increase (decrease)	157,821	(12,692)	$6,642,938	$(498,112)
Class C
Shares sold	48,606	68,630	$1,729,187	$2,339,072
Reinvestment of distributions	54,437	88,433	1,781,736	3,028,841
Shares redeemed	(101,369)	(271,747)	(3,589,185)	(8,760,734)
Net increase (decrease)	1,674	(114,684)	$(78,262)	$(3,392,821)
Fidelity Value Strategies Fund
Shares sold	5,768,070	1,138,309	$357,927,779	$62,063,007
Reinvestment of distributions	766,241	1,162,843	42,687,308	64,223,843
Shares redeemed	(4,647,712)	(4,298,992)	(290,546,678)	(230,458,150)
Net increase (decrease)	1,886,599	(1,997,840)	$110,068,409	$(104,171,300)
Class K
Shares sold	1,899,008	385,828	$112,175,291	$20,620,781
Reinvestment of distributions	122,109	156,005	6,824,196	8,644,227
Shares redeemed	(272,330)	(613,625)	(16,645,393)	(33,051,803)
Net increase (decrease)	1,748,787	(71,792)	$102,354,094	$(3,786,795)
Class I
Shares sold	1,239,200	2,628,305	$68,047,314	$127,703,516
Reinvestment of distributions	595,600	1,166,313	29,815,720	58,350,620
Shares redeemed	(1,558,018)	(7,867,169)	(84,741,442)	(368,892,835)
Net increase (decrease)	276,782	(4,072,551)	$13,121,592	$(182,838,699)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Value Strategies Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.704744.128
SO-SANN-0726
Fidelity Advisor® Stock Selector Mid Cap Fund

Semi-Annual Report
May 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Stock Selector Mid Cap Fund
Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
CANADA - 0.3%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Aritzia Inc Subordinate Voting Shares (b)	72,800	8,174,257
CHILE - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Lundin Mining Corp	707,400	21,129,897
FINLAND - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Amer Sports Inc (b)	291,400	10,368,012
FRANCE - 0.6%
Financials - 0.3%
Capital Markets - 0.3%
Amundi SA (e)(f)	73,000	7,148,107
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Sartorius Stedim Biotech	40,500	8,413,302
TOTAL FRANCE		15,561,409
GERMANY - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Birkenstock Holding Plc (b)(c)	241,900	10,902,433
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Patria Investments Ltd Class A (c)	662,205	7,674,956
ISRAEL - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (b)	15,400	7,735,882
JAPAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Allegro MicroSystems Inc (b)	259,400	12,417,478
PUERTO RICO - 0.5%
Financials - 0.5%
Banks - 0.5%
Popular Inc	90,245	13,404,090
UNITED KINGDOM - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
Marex Group PLC	218,476	11,566,119
UNITED STATES - 94.0%
Communication Services - 0.9%
Entertainment - 0.1%
Sphere Entertainment Co Class A (b)	1,400	193,872
Warner Music Group Corp Class A	78,321	2,470,244
		2,664,116
Interactive Media & Services - 0.3%
Pinterest Inc Class A (b)(c)	386,200	7,743,310
Media - 0.5%
EchoStar Corp Class A (b)(c)	620	80,098
New York Times Co/The Class A	117,668	8,849,810
Nexstar Media Group Inc	21,271	3,795,385
		12,725,293
TOTAL COMMUNICATION SERVICES		23,132,719
Consumer Discretionary - 9.1%
Automobile Components - 0.6%
Aptiv PLC (b)	165,900	11,271,246
LCI Industries	43,000	4,687,860
		15,959,106
Broadline Retail - 0.5%
Etsy Inc (b)	76,200	5,175,504
Ollie's Bargain Outlet Holdings Inc (b)(c)	90,100	7,354,863
		12,530,367
Diversified Consumer Services - 0.7%
Service Corp International/US	238,900	17,962,891
Hotels, Restaurants & Leisure - 2.5%
Aramark	329,900	17,610,062
Brinker International Inc (b)(c)	62,600	8,912,988
Dutch Bros Inc Class A (b)(c)	146,300	8,485,400
Lindblad Expeditions Holdings Inc (b)	294,200	6,751,890
Planet Fitness Inc Class A (b)	117,200	6,271,372
Wingstop Inc (c)	61,000	9,574,560
Wynn Resorts Ltd (c)	65,400	6,619,788
		64,226,060
Household Durables - 1.9%
Somnigroup International Inc	278,300	19,706,423
Taylor Morrison Home Corp (b)	170,264	9,960,444
Toll Brothers Inc	142,900	19,797,366
		49,464,233
Specialty Retail - 2.4%
Bath & Body Works Inc	330,600	6,618,612
Bob's Discount Furniture Inc	247,350	3,363,959
Burlington Stores Inc (b)	66,748	21,615,005
Five Below Inc (b)	74,500	16,938,320
Gap Inc/The	337,200	7,131,780
Murphy USA Inc	9,355	4,733,911
		60,401,587
Textiles, Apparel & Luxury Goods - 0.5%
Ralph Lauren Corp Class A	19,700	7,168,830
VF Corp	258,200	4,435,876
		11,604,706
TOTAL CONSUMER DISCRETIONARY		232,148,950
Consumer Staples - 3.4%
Beverages - 0.4%
Celsius Holdings Inc (b)(c)	125,390	4,171,725
Coca-Cola Consolidated Inc	40,300	6,982,378
		11,154,103
Consumer Staples Distribution & Retail - 2.3%
Albertsons Cos Inc Class A	244,830	3,821,796
BJ's Wholesale Club Holdings Inc (b)	125,360	10,690,701
Maplebear Inc (b)(c)	106,710	4,247,058
Performance Food Group Co (b)	149,060	14,636,201
Sprouts Farmers Market Inc (b)	78,070	6,450,143
US Foods Holding Corp (b)	201,330	16,478,861
		56,324,760
Food Products - 0.6%
Darling Ingredients Inc (b)	140,940	8,329,555
Ingredion Inc	42,500	4,311,200
Marzetti Company/The	7,610	851,863
Pilgrim's Pride Corp	19,540	553,177
Post Holdings Inc (b)	11,900	1,092,896
		15,138,691
Personal Care Products - 0.1%
BellRing Brands Inc (b)	93,196	779,119
elf Beauty Inc (b)(c)	44,998	2,519,888
		3,299,007
TOTAL CONSUMER STAPLES		85,916,561
Energy - 4.7%
Energy Equipment & Services - 1.2%
Liberty Energy Inc Class A	303,660	8,885,092
Noble Corp PLC	138,500	6,437,480
Weatherford International PLC	134,200	13,908,488
		29,231,060
Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp (b)	363,000	12,977,250
HF Sinclair Corp	223,206	15,599,867
Northern Oil & Gas Inc	162,900	3,546,333
Ovintiv Inc	317,700	17,803,908
Permian Resources Holdings Inc/DE Class A	1,047,500	20,143,425
Plains All American Pipeline LP	347,500	7,794,425
Targa Resources Corp	46,500	11,860,755
		89,725,963
TOTAL ENERGY		118,957,023
Financials - 12.7%
Banks - 5.6%
East West Bancorp Inc	176,344	21,609,194
Eastern Bankshares Inc	556,101	10,971,873
First Horizon Corp	463,196	11,223,239
FNB Corp/PA	831,573	14,535,896
Hancock Whitney Corp	225,838	15,384,085
Pinnacle Financial Partners Inc	185,761	18,156,280
UMB Financial Corp	106,564	13,987,591
Webster Financial Corp	50,588	3,678,758
Western Alliance Bancorp	160,982	12,822,216
Wintrust Financial Corp	129,256	19,418,129
		141,787,261
Capital Markets - 1.6%
Blue Owl Capital Inc Class A (c)	706,970	7,267,652
Carlyle Group Inc/The (c)	228,614	10,385,934
Evercore Inc Class A	41,101	14,009,687
Raymond James Financial Inc	59,464	8,527,732
		40,191,005
Consumer Finance - 0.8%
FirstCash Holdings Inc	33,341	7,332,019
SLM Corp	686,164	15,177,948
		22,509,967
Financial Services - 1.4%
Corebridge Financial Inc	357,298	9,647,046
NMI Holdings Inc (b)	230,097	8,260,482
Voya Financial Inc	218,207	17,722,773
		35,630,301
Insurance - 3.3%
American Financial Group Inc/OH	132,702	17,224,720
Assurant Inc	47,688	11,868,113
Baldwin Insurance Group Inc/The Class A (b)(c)	623,345	12,105,360
Reinsurance Group of America Inc	114,127	22,909,854
Selective Insurance Group Inc	77,438	6,701,484
Unum Group	146,419	12,186,453
		82,995,984
TOTAL FINANCIALS		323,114,518
Health Care - 8.2%
Biotechnology - 2.2%
Caris Life Sciences Inc (b)	500,000	8,360,000
Legend Biotech Corp ADR (b)	280,000	7,604,800
Moderna Inc (b)	145,000	6,842,550
Roivant Sciences Ltd (b)	545,000	16,344,550
United Therapeutics Corp (b)	14,500	8,073,890
Veracyte Inc (b)	208,000	9,638,720
		56,864,510
Health Care Providers & Services - 1.5%
Alignment Healthcare Inc (b)	435,000	6,664,200
BrightSpring Health Services Inc (b)	160,000	9,868,800
Privia Health Group Inc (b)	400,000	8,604,000
Tenet Healthcare Corp (b)	68,000	11,921,760
		37,058,760
Health Care Technology - 0.2%
Waystar Holding Corp (b)	250,000	4,977,500
Life Sciences Tools & Services - 2.2%
10X Genomics Inc Class A (b)	304,175	8,609,673
Bio-Techne Corp	208,000	10,749,440
Illumina Inc (b)	80,000	13,036,800
Repligen Corp (b)	115,000	14,254,250
West Pharmaceutical Services Inc	26,000	8,393,060
		55,043,223
Pharmaceuticals - 2.1%
Elanco Animal Health Inc (b)	867,500	20,689,875
Jazz Pharmaceuticals PLC (b)	65,000	15,371,850
Royalty Pharma PLC Class A	174,000	9,702,240
Viatris Inc	500,000	8,130,000
		53,893,965
TOTAL HEALTH CARE		207,837,958
Industrials - 26.1%
Aerospace & Defense - 5.0%
Arxis Inc Class A	6,800	305,524
Carpenter Technology Corp	91,000	42,677,180
Curtiss-Wright Corp	9,900	7,401,339
HEICO Corp Class A	88,513	22,996,563
Howmet Aerospace Inc	98,200	25,360,150
StandardAero Inc (b)	15,300	438,192
Woodward Inc	71,100	24,887,133
		124,066,081
Building Products - 1.9%
Armstrong World Industries Inc	18,300	2,889,570
Carlisle Cos Inc	46,240	15,944,014
Madison Air Solutions Corp Class A	21,900	951,993
Owens Corning	34,000	4,277,880
Simpson Manufacturing Co Inc	103,400	19,619,116
Trex Co Inc (b)	96,600	3,999,240
		47,681,813
Commercial Services & Supplies - 0.6%
Brink's Co/The	154,492	16,070,258
Construction & Engineering - 2.2%
Comfort Systems USA Inc	15,800	28,885,718
EMCOR Group Inc	20,000	16,536,400
WillScot Holdings Corp	438,798	11,290,273
		56,712,391
Electrical Equipment - 2.3%
Acuity Inc	32,300	9,855,053
Forgent Power Solutions Inc Class A	22,300	1,218,918
Nextpower Inc Class A (b)	119,000	18,611,600
nVent Electric PLC	165,700	27,670,243
		57,355,814
Ground Transportation - 3.3%
Knight-Swift Transportation Holdings Inc	100,800	7,623,504
Landstar System Inc	126,111	26,092,366
XPO Inc (b)	237,600	50,905,800
		84,621,670
Machinery - 5.7%
Allison Transmission Holdings Inc	113,963	12,938,219
Crane Co	122,600	22,435,800
Dover Corp	31,900	6,742,384
Esab Corp (c)	202,900	18,754,047
Flowserve Corp	404,494	30,543,342
ITT Inc	160,987	31,392,466
RBC Bearings Inc (b)	35,400	20,247,384
		143,053,642
Marine Transportation - 1.4%
Kirby Corp (b)	253,794	35,680,898
Professional Services - 1.1%
CACI International Inc (b)(c)	42,000	21,567,420
KBR Inc	210,160	7,345,092
		28,912,512
Trading Companies & Distributors - 2.6%
Core & Main Inc Class A (b)	192,000	9,494,400
Watsco Inc (c)	35,800	13,142,180
Wesco International Inc	122,813	44,356,371
		66,992,951
TOTAL INDUSTRIALS		661,148,030
Information Technology - 15.1%
Communications Equipment - 0.2%
Ciena Corp (b)	10,546	6,119,106
Electronic Equipment, Instruments & Components - 4.1%
Coherent Corp (b)	28,600	10,338,042
Flex Ltd (b)	136,600	20,596,548
Jabil Inc	54,000	19,686,240
TD SYNNEX Corp	133,930	34,993,230
TTM Technologies Inc (b)	106,400	18,483,808
		104,097,868
IT Services - 2.5%
Okta Inc Class A (b)	149,600	18,441,192
Twilio Inc Class A (b)	239,000	45,562,960
		64,004,152
Semiconductors & Semiconductor Equipment - 4.8%
Entegris Inc (c)	176,600	24,510,314
MACOM Technology Solutions Holdings Inc (b)	149,300	54,440,752
MKS Inc	63,600	20,622,936
Rambus Inc (b)	154,800	22,517,208
		122,091,210
Software - 2.2%
Gen Digital Inc	196,200	5,059,998
Guidewire Software Inc (b)	87,073	13,293,435
Nutanix Inc Class A (b)	125,167	6,517,446
Pivotal Software Inc rights (b)(d)	509,500	5
Rubrik Inc Class A (b)	244,400	19,217,172
Samsara Inc Class A (b)	321,300	11,242,287
		55,330,343
Technology Hardware, Storage & Peripherals - 1.3%
Everpure Inc Class A (b)	7,906	628,606
Western Digital Corp	60,000	31,872,600
		32,501,206
TOTAL INFORMATION TECHNOLOGY		384,143,885
Materials - 4.1%
Chemicals - 1.3%
Avient Corp	239,300	8,476,006
RPM International Inc (c)	158,600	16,806,842
Westlake Corp (c)	95,200	8,266,216
		33,549,064
Construction Materials - 0.5%
Eagle Materials Inc	61,500	13,602,570
Containers & Packaging - 0.6%
Crown Holdings Inc	153,600	14,604,288
Metals & Mining - 1.3%
Century Aluminum Co (b)	103,800	6,847,686
Reliance Inc	65,700	25,016,589
		31,864,275
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp	123,100	9,402,378
TOTAL MATERIALS		103,022,575
Real Estate - 6.6%
Health Care REITs - 1.1%
CareTrust REIT Inc	205,400	8,384,428
National Healthcare Properties Inc	221,300	3,197,785
Ventas Inc	197,300	16,656,066
		28,238,279
Industrial REITs - 1.1%
EastGroup Properties Inc	70,000	14,133,700
Terreno Realty Corp	192,100	12,619,049
		26,752,749
Office REITs - 0.8%
Douglas Emmett Inc	316,900	3,688,716
Postal Realty Trust Inc Class A (c)	709,480	16,346,419
		20,035,135
Real Estate Management & Development - 0.7%
Compass Inc Class A (b)	529,200	4,355,316
Jones Lang LaSalle Inc (b)	47,100	13,296,801
		17,652,117
Residential REITs - 0.8%
Camden Property Trust	46,400	4,944,384
Invitation Homes Inc	285,500	8,350,875
Sun Communities Inc	62,000	7,666,920
		20,962,179
Retail REITs - 0.7%
Macerich Co/The	329,600	7,422,592
Urban Edge Properties	517,200	11,605,968
		19,028,560
Specialized REITs - 1.4%
CubeSmart	230,752	9,230,080
Four Corners Property Trust Inc	469,900	11,700,510
Outfront Media Inc	438,934	14,151,232
		35,081,822
TOTAL REAL ESTATE		167,750,841
Utilities - 3.1%
Electric Utilities - 1.0%
IDACORP Inc	20,000	2,805,400
OGE Energy Corp (c)	218,000	10,296,140
Pinnacle West Capital Corp	49,500	4,937,130
Portland General Electric Co	132,800	6,655,936
		24,694,606
Gas Utilities - 1.0%
National Fuel Gas Co	99,794	7,709,087
Southwest Gas Holdings Inc	82,700	7,129,567
UGI Corp	313,900	10,961,388
		25,800,042
Independent Power and Renewable Electricity Producers - 1.1%
Ormat Technologies Inc (c)	71,000	9,743,330
Talen Energy Corp (b)	49,100	18,991,880
		28,735,210
TOTAL UTILITIES		79,229,858
TOTAL UNITED STATES		2,386,402,918
TOTAL COMMON STOCKS (Cost $1,763,998,920)		2,505,337,451

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/11/2026 (h)	3.64	280,000	279,719
US Treasury Bills 0% 8/20/2026 (h)	3.62	1,240,000	1,230,096
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,509,827)			1,509,815

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.67	39,821,426	39,829,390
Fidelity Securities Lending Cash Central Fund (i)(j)	3.67	96,124,193	96,133,805
TOTAL MONEY MARKET FUNDS (Cost $135,961,740)			135,963,195

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $1,901,470,487)	2,642,810,461
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(101,480,491)
NET ASSETS - 100.0%	2,541,329,970

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P MidCap 400 Index Contracts (United States)	39	6/2026	14,554,800	291,570

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,148,107 or 0.3% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,148,107 or 0.3% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,509,815.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	22,206,336	362,437,592	344,809,248	637,783	(5,290)	-	39,829,390	39,821,426	0.1%
Fidelity Securities Lending Cash Central Fund	49,451,201	821,778,345	775,094,161	43,821	(1,580)	-	96,133,805	96,124,193	0.3%
Total	71,657,537	1,184,215,937	1,119,903,409	681,604	(6,870)	-	135,963,195

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	23,132,719	23,132,719	-	-
Consumer Discretionary	261,593,652	261,593,652	-	-
Consumer Staples	85,916,561	85,916,561	-	-
Energy	118,957,023	118,957,023	-	-
Financials	362,907,790	362,907,790	-	-
Health Care	216,251,260	216,251,260	-	-
Industrials	661,148,030	661,148,030	-	-
Information Technology	404,297,245	404,297,240	-	5
Materials	124,152,472	124,152,472	-	-
Real Estate	167,750,841	167,750,841	-	-
Utilities	79,229,858	79,229,858	-	-

U.S. Treasury Obligations	1,509,815	-	1,509,815	-

Money Market Funds	135,963,195	135,963,195	-	-
Total Investments in Securities:	2,642,810,461	2,641,300,641	1,509,815	5
Derivative Instruments:

Assets
Futures Contracts	291,570	291,570	-	-
Total Assets	291,570	291,570	-	-
Total Derivative Instruments:	291,570	291,570	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	291,570	-
Total Equity Risk	291,570	-
Total Value of Derivatives	291,570	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $136,340,758) - See accompanying schedule:
Unaffiliated issuers (cost $1,765,508,747)	$2,506,847,266
Fidelity Central Funds (cost $135,961,740)	135,963,195

Total Investment in Securities (cost $1,901,470,487)		$2,642,810,461
Foreign currency held at value (cost $31,976)		32,023
Receivable for investments sold		4,883,846
Receivable for fund shares sold		479,497
Dividends receivable		1,547,967
Distributions receivable from Fidelity Central Funds		123,998
Receivable for variation margin on futures contracts		40,354
Prepaid expenses		297
Other receivables		30,766
Total assets		2,649,949,209
Liabilities
Payable to custodian bank	$2,393,390
Payable for investments purchased	6,801,973
Payable for fund shares redeemed	1,287,985
Accrued management fee	1,584,912
Distribution and service plan fees payable	375,045
Other payables and accrued expenses	41,107
Collateral on securities loaned	96,134,827
Total liabilities		108,619,239
Net Assets		$2,541,329,970
Net Assets consist of:
Paid in capital		$1,592,895,387
Total accumulated earnings (loss)		948,434,583
Net Assets		$2,541,329,970

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($767,650,274 ÷ 15,408,848 shares)(a)		$49.82
Maximum offering price per share (100/94.25 of $49.82)		$52.86
Class M :
Net Asset Value and redemption price per share ($491,436,975 ÷ 9,742,417 shares)(a)		$50.44
Maximum offering price per share (100/96.50 of $50.44)		$52.27
Class C :
Net Asset Value and offering price per share ($19,509,329 ÷ 465,821 shares)(a)		$41.88
Fidelity Stock Selector Mid Cap Fund :
Net Asset Value, offering price and redemption price per share ($383,128,518 ÷ 7,092,271 shares)		$54.02
Class I :
Net Asset Value, offering price and redemption price per share ($511,925,886 ÷ 9,447,262 shares)		$54.19
Class Z :
Net Asset Value, offering price and redemption price per share ($367,678,988 ÷ 6,792,769 shares)		$54.13
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Dividends		$12,615,380
Interest		28,821
Income from Fidelity Central Funds (including $43,821 from security lending)		681,604
Security lending		12,420
Total income		13,338,225
Expenses
Management fee
Basic fee	$7,479,366
Performance adjustment	892,461
Distribution and service plan fees	2,151,170
Custodian fees and expenses	35,171
Independent trustees' fees and expenses	2,988
Registration fees	84,465
Audit fees	29,114
Legal	3,664
Miscellaneous	3,187
Total expenses		10,681,586
Net Investment income (loss)		2,656,639
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	210,005,012
Fidelity Central Funds	(6,870)
Foreign currency transactions	43,748
Futures contracts	1,201,021
Total net realized gain (loss)		211,242,911
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	158,795,567
Assets and liabilities in foreign currencies	6,598
Futures contracts	293,576
Total change in net unrealized appreciation (depreciation)		159,095,741
Net gain (loss)		370,338,652
Net increase (decrease) in net assets resulting from operations		$372,995,291
Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,656,639	$11,133,738
Net realized gain (loss)	211,242,911	171,323,326
Change in net unrealized appreciation (depreciation)	159,095,741	(169,548,236)
Net increase (decrease) in net assets resulting from operations	372,995,291	12,908,828
Distributions to shareholders	(167,538,707)	(75,288,610)

Share transactions - net increase (decrease)	128,306,816	(477,528,733)
Total increase (decrease) in net assets	333,763,400	(539,908,515)

Net Assets
Beginning of period	2,207,566,570	2,747,475,085
End of period	$2,541,329,970	$2,207,566,570

Financial Highlights
Fidelity Advisor® Stock Selector Mid Cap Fund Class A

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$46.17	$46.53	$35.44	$38.19	$45.46	$37.74
Income from Investment Operations
Net investment income (loss) A,B	.03	.16	.18	.26	.20	.20
Net realized and unrealized gain (loss)	7.27	.77	11.15	.35	(1.76)	8.40
Total from investment operations	7.30	.93	11.33	.61	(1.56)	8.60
Distributions from net investment income	(.28)	(.15)	(.24)	(.18)	(.21)	(.35)
Distributions from net realized gain	(3.38)	(1.14)	-	(3.18)	(5.50)	(.54)
Total distributions	(3.65) C	(1.29)	(.24)	(3.36)	(5.71)	(.88) C
Net asset value, end of period	$49.82	$46.17	$46.53	$35.44	$38.19	$45.46
Total Return D,E,F	16.98%	2.23%	32.09%	2.23%	(4.66)%	23.19%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.01% I	.94%	.92%	.96%	.97%	1.05%
Expenses net of fee waivers, if any	1.01 % I	.94%	.91%	.96%	.97%	1.05%
Expenses net of all reductions, if any	1.01% I	.94%	.91%	.96%	.97%	1.05%
Net investment income (loss)	.14% I	.38%	.44%	.73%	.52%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$767,650	$681,959	$726,403	$603,063	$654,237	$735,720
Portfolio turnover rate J	79 % I	55%	52% K	44%	64%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Mid Cap Fund Class M

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$46.64	$46.98	$35.78	$38.50	$45.77	$37.99
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.06	.08	.17	.11	.09
Net realized and unrealized gain (loss)	7.36	.77	11.26	.37	(1.80)	8.48
Total from investment operations	7.33	.83	11.34	.54	(1.69)	8.57
Distributions from net investment income	(.15)	(.03)	(.14)	(.08)	(.09)	(.25)
Distributions from net realized gain	(3.38)	(1.14)	-	(3.18)	(5.50)	(.54)
Total distributions	(3.53)	(1.17)	(.14)	(3.26)	(5.58) C	(.79)
Net asset value, end of period	$50.44	$46.64	$46.98	$35.78	$38.50	$45.77
Total Return D,E,F	16.81%	1.98%	31.78%	1.99%	(4.90)%	22.91%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.26% I	1.19%	1.16%	1.21%	1.22%	1.29%
Expenses net of fee waivers, if any	1.26 % I	1.19%	1.16%	1.20%	1.21%	1.29%
Expenses net of all reductions, if any	1.26% I	1.19%	1.16%	1.20%	1.21%	1.29%
Net investment income (loss)	(.11)% I	.13%	.20%	.49%	.27%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$491,437	$449,325	$503,885	$428,856	$464,165	$552,237
Portfolio turnover rate J	79 % I	55%	52% K	44%	64%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Mid Cap Fund Class C

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.28	$39.87	$30.42	$33.33	$40.31	$33.58
Income from Investment Operations
Net investment income (loss) A,B	(.12)	(.13)	(.11)	(.02)	(.09)	(.14)
Net realized and unrealized gain (loss)	6.12	.64	9.56	.29	(1.53)	7.51
Total from investment operations	6.00	.51	9.45	.27	(1.62)	7.37
Distributions from net investment income	(.03)	-	-	-	-	(.10)
Distributions from net realized gain	(3.38)	(1.10)	-	(3.18)	(5.36)	(.54)
Total distributions	(3.40) C	(1.10)	-	(3.18)	(5.36)	(.64)
Net asset value, end of period	$41.88	$39.28	$39.87	$30.42	$33.33	$40.31
Total Return D,E,F	16.52%	1.48%	31.07%	1.44%	(5.41)%	22.25%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.76% I	1.69%	1.67%	1.76%	1.77%	1.84%
Expenses net of fee waivers, if any	1.76 % I	1.69%	1.67%	1.75%	1.76%	1.84%
Expenses net of all reductions, if any	1.76% I	1.69%	1.67%	1.75%	1.76%	1.84%
Net investment income (loss)	(.61)% I	(.37)%	(.31)%	(.07)%	(.28)%	(.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$19,509	$18,365	$21,576	$18,853	$22,019	$27,346
Portfolio turnover rate J	79 % I	55%	52% K	44%	64%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Stock Selector Mid Cap Fund

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$49.78	$50.03	$38.07	$40.76	$48.16	$39.90
Income from Investment Operations
Net investment income (loss) A,B	.11	.31	.32	.37	.32	.34
Net realized and unrealized gain (loss)	7.87	.84	11.96	.40	(1.90)	8.88
Total from investment operations	7.98	1.15	12.28	.77	(1.58)	9.22
Distributions from net investment income	(.37)	(.26)	(.32)	(.27)	(.33)	(.42)
Distributions from net realized gain	(3.38)	(1.14)	-	(3.18)	(5.50)	(.54)
Total distributions	(3.74) C	(1.40)	(.32)	(3.46) C	(5.82) C	(.96)
Net asset value, end of period	$54.02	$49.78	$50.03	$38.07	$40.76	$48.16
Total Return D,E	17.15%	2.54%	32.43%	2.52%	(4.43)%	23.52%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71% H	.64%	.63%	.71%	.72%	.79%
Expenses net of fee waivers, if any	.71 % H	.64%	.63%	.71%	.72%	.79%
Expenses net of all reductions, if any	.71% H	.64%	.63%	.71%	.72%	.79%
Net investment income (loss)	.44% H	.68%	.73%	.98%	.77%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$383,129	$325,130	$396,121	$326,507	$349,497	$394,514
Portfolio turnover rate I	79 % H	55%	52% J	44%	64%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Mid Cap Fund Class I

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$49.93	$50.18	$38.19	$40.88	$48.29	$40.01
Income from Investment Operations
Net investment income (loss) A,B	.10	.29	.30	.36	.31	.33
Net realized and unrealized gain (loss)	7.90	.84	12.01	.40	(1.90)	8.91
Total from investment operations	8.00	1.13	12.31	.76	(1.59)	9.24
Distributions from net investment income	(.36)	(.24)	(.32)	(.27)	(.32)	(.42)
Distributions from net realized gain	(3.38)	(1.14)	-	(3.18)	(5.50)	(.54)
Total distributions	(3.74)	(1.38)	(.32)	(3.45)	(5.82)	(.96)
Net asset value, end of period	$54.19	$49.93	$50.18	$38.19	$40.88	$48.29
Total Return C,D	17.13%	2.49%	32.39%	2.49%	(4.45)%	23.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.76% G	.69%	.67%	.73%	.74%	.82%
Expenses net of fee waivers, if any	.76 % G	.69%	.66%	.72%	.74%	.81%
Expenses net of all reductions, if any	.76% G	.69%	.66%	.72%	.74%	.81%
Net investment income (loss)	.39% G	.63%	.69%	.96%	.75%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$511,926	$459,713	$472,163	$340,854	$385,919	$412,941
Portfolio turnover rate H	79 % G	55%	52% I	44%	64%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Mid Cap Fund Class Z

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$49.81	$50.13	$38.15	$40.86	$48.26	$39.97
Income from Investment Operations
Net investment income (loss) A,B	.13	.34	.37	.42	.36	.38
Net realized and unrealized gain (loss)	7.88	.84	11.99	.38	(1.88)	8.92
Total from investment operations	8.01	1.18	12.36	.80	(1.52)	9.30
Distributions from net investment income	(.32)	(.36)	(.38)	(.33)	(.38)	(.47)
Distributions from net realized gain	(3.38)	(1.14)	-	(3.18)	(5.50)	(.54)
Total distributions	(3.69) C	(1.50)	(.38)	(3.51)	(5.88)	(1.01)
Net asset value, end of period	$54.13	$49.81	$50.13	$38.15	$40.86	$48.26
Total Return D,E	17.18%	2.61%	32.59%	2.63%	(4.30)%	23.69%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64% H	.57%	.54%	.58%	.59%	.67%
Expenses net of fee waivers, if any	.64 % H	.57%	.53%	.57%	.59%	.67%
Expenses net of all reductions, if any	.64% H	.57%	.53%	.57%	.59%	.67%
Net investment income (loss)	.51% H	.75%	.82%	1.11%	.90%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$367,679	$273,075	$627,327	$191,405	$216,614	$67,190
Portfolio turnover rate I	79 % H	55%	52% J	44%	64%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity Advisor Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Stock Selector Mid Cap Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$826,949,286
Gross unrealized depreciation	(95,094,236)
Net unrealized appreciation (depreciation)	$731,855,050
Tax cost	$1,911,246,981

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Stock Selector Mid Cap Fund	906,644,278	950,152,316
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.68
Class C	.72
Fidelity Stock Selector Mid Cap Fund	.68
Class I	.71
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:
Total Management Fee Rate %
Class A	.67
Class M	.67
Class C	.67
Fidelity Stock Selector Mid Cap Fund	.62
Class I	.67
Class Z	.55

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Stock Selector Mid Cap Fund	S&P MidCap 400 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .08%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	894,587	17,349
Class M	.25%	.25%	1,162,126	12,653
Class C	.75%	.25%	94,457	9,337
			2,151,170	39,339
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	34,665
Class M	3,230
Class CA	111
38,006
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Stock Selector Mid Cap Fund	21,158

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Stock Selector Mid Cap Fund	60,410,336	88,147,617	31,519,793
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Advisor Stock Selector Mid Cap Fund	1,401
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Stock Selector Mid Cap Fund	6,185	367	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Stock Selector Mid Cap Fund	43,408,237
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2026	Year ended November 30, 2025
Fidelity Advisor Stock Selector Mid Cap Fund
Distributions to shareholders
Class A	$53,734,989	$20,035,262
Class M	33,749,757	12,453,119
Class C	1,571,769	588,743
Fidelity Stock Selector Mid Cap Fund	24,246,361	11,045,019
Class I	34,126,477	12,874,529
Class Z	20,109,354	18,291,938
Total	$167,538,707	$75,288,610
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2026	Year ended November 30, 2025	Six months ended May 31, 2026	Year ended November 30, 2025
Fidelity Advisor Stock Selector Mid Cap Fund
Class A
Shares sold	543,480	805,196	$24,984,671	$34,293,197
Reinvestment of distributions	1,155,651	439,189	50,201,459	18,687,477
Shares redeemed	(1,060,417)	(2,085,836)	(48,783,176)	(89,025,610)
Net increase (decrease)	638,714	(841,451)	$26,402,954	$(36,044,936)
Class M
Shares sold	244,394	468,267	$11,385,252	$20,230,815
Reinvestment of distributions	748,541	281,445	32,958,257	12,121,822
Shares redeemed	(885,198)	(1,841,605)	(41,186,132)	(79,371,694)
Net increase (decrease)	107,737	(1,091,893)	$3,157,377	$(47,019,057)
Class C
Shares sold	29,395	62,553	$1,137,738	$2,276,378
Reinvestment of distributions	42,904	16,133	1,571,564	587,877
Shares redeemed	(74,063)	(152,247)	(2,868,815)	(5,536,904)
Net increase (decrease)	(1,764)	(73,561)	$(159,513)	$(2,672,649)
Fidelity Stock Selector Mid Cap Fund
Shares sold	621,808	720,800	$30,765,278	$33,352,335
Reinvestment of distributions	480,730	226,976	22,613,555	10,384,131
Shares redeemed	(541,294)	(2,333,673)	(27,073,495)	(106,606,859)
Net increase (decrease)	561,244	(1,385,897)	$26,305,338	$(62,870,393)
Class I
Shares sold	1,030,022	2,056,037	$51,527,836	$94,578,789
Reinvestment of distributions	704,188	272,274	33,230,613	12,497,384
Shares redeemed	(1,493,831)	(2,530,643)	(73,684,565)	(117,948,034)
Net increase (decrease)	240,379	(202,332)	$11,073,884	$(10,871,861)
Class Z
Shares sold	1,797,586	460,198	$86,649,525	$21,103,159
Reinvestment of distributions	152,181	69,619	7,170,760	3,184,359
Shares redeemed	(639,797)	(7,561,738)	(32,293,509)	(342,337,355)
Net increase (decrease)	1,309,970	(7,031,921)	$61,526,776	$(318,049,837)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Stock Selector Mid Cap Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.704677.128
MC-SANN-0726
Fidelity Advisor® Small Cap Fund

Semi-Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Small Cap Fund
Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
CANADA - 3.9%
Energy - 1.2%
Energy Equipment & Services - 1.2%
CES Energy Solutions Corp	2,069,300	25,996,646
Financials - 0.6%
Capital Markets - 0.6%
TMX Group Ltd	406,200	15,200,274
Health Care - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (b)	132,200	7,235,306
Industrials - 0.4%
Electrical Equipment - 0.4%
Electrovaya Inc (United States) (a)(b)	782,428	9,146,583
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Kraken Robotics Inc (a)(b)	1,344,200	7,254,088
Materials - 0.2%
Metals & Mining - 0.2%
Major Drilling Group International Inc (b)	297,100	3,685,061
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Colliers International Group Inc Subordinate Voting Shares	61,500	5,804,058
Utilities - 0.7%
Gas Utilities - 0.7%
Brookfield Infrastructure Corp (United States) (a)	420,367	17,457,842
TOTAL CANADA		91,779,858
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Criteo SA ADR (b)	116,900	2,133,425
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Leisure Products - 0.2%
Tonies SE Class A (b)	350,300	4,420,943
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Financials - 0.5%
Insurance - 0.5%
Accelerant Holdings Class A (a)(b)	698,200	11,136,290
ISRAEL - 0.7%
Information Technology - 0.7%
IT Services - 0.1%
Wix.com Ltd (a)(b)	55,000	3,083,300
Semiconductors & Semiconductor Equipment - 0.6%
Nova Ltd (b)	24,589	12,351,792
TOTAL ISRAEL		15,435,092
JAPAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Allegro MicroSystems Inc (b)	395,500	18,932,585
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Newamsterdam Pharma Co NV (b)	119,300	4,018,024
TAIWAN - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Silicon Motion Technology Corp ADR	103,500	28,656,045
THAILAND - 1.5%
Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 1.5%
Fabrinet (b)	55,000	35,978,800
UNITED KINGDOM - 1.3%
Communication Services - 0.4%
Media - 0.4%
4imprint Group PLC	208,000	10,218,544
Energy - 0.9%
Energy Equipment & Services - 0.9%
TechnipFMC PLC	311,700	21,326,514
TOTAL UNITED KINGDOM		31,545,058
UNITED STATES - 87.4%
Consumer Discretionary - 9.9%
Automobile Components - 1.7%
Patrick Industries Inc	243,596	22,050,310
Phinia Inc	242,800	18,758,728
		40,809,038
Diversified Consumer Services - 1.2%
Frontdoor Inc (b)	253,600	15,740,952
Laureate Education Inc (b)	422,086	13,502,531
		29,243,483
Hotels, Restaurants & Leisure - 1.0%
Brinker International Inc (b)	82,400	11,732,112
Pursuit Attractions and Hospitality Inc (b)	253,400	11,344,718
		23,076,830
Household Durables - 1.3%
Green Brick Partners Inc (b)	196,000	13,182,960
Lovesac Co/The (b)	307,490	4,729,196
SharkNinja Inc (b)	108,966	13,281,866
		31,194,022
Specialty Retail - 3.4%
Academy Sports & Outdoors Inc	279,905	14,778,984
Boot Barn Holdings Inc (b)	149,500	25,395,565
Group 1 Automotive Inc	43,900	13,887,326
Murphy USA Inc	29,900	15,130,297
RealReal Inc/The (b)	917,800	8,847,592
		78,039,764
Textiles, Apparel & Luxury Goods - 1.3%
Crocs Inc (b)	79,600	9,446,132
Kontoor Brands Inc	303,600	21,789,372
		31,235,504
TOTAL CONSUMER DISCRETIONARY		233,598,641
Consumer Staples - 2.1%
Beverages - 0.9%
Vita Coco Co Inc/The (b)	270,596	20,329,877
Consumer Staples Distribution & Retail - 1.2%
Performance Food Group Co (b)	155,700	15,288,183
Sprouts Farmers Market Inc (b)	157,600	13,020,912
		28,309,095
TOTAL CONSUMER STAPLES		48,638,972
Energy - 2.0%
Energy Equipment & Services - 1.0%
Cactus Inc Class A	95,200	5,525,408
Weatherford International PLC	184,200	19,090,488
		24,615,896
Oil, Gas & Consumable Fuels - 1.0%
Chord Energy Corp	80,900	10,668,283
Hess Midstream LP Class A	333,248	12,496,800
		23,165,083
TOTAL ENERGY		47,780,979
Financials - 13.6%
Banks - 6.7%
Central BanCo Inc	309,800	8,798,320
Community Financial System Inc	229,300	14,592,652
Connectone Bancorp Inc	775,455	23,317,932
CVB Financial Corp	884,800	18,014,528
First Bancorp/Southern Pines NC	239,900	14,113,317
First Hawaiian Inc	774,900	20,906,802
Pathward Financial Inc	148,700	12,229,088
Pinnacle Financial Partners Inc	126,600	12,373,884
SOUTHSTATE BANK CORP	219,400	20,788,150
TriCo Bancshares	276,200	14,030,960
		159,165,633
Capital Markets - 1.7%
Lazard Inc	166,600	7,885,178
Piper Sandler Cos	120,800	9,471,928
Stifel Financial Corp	149,100	10,459,365
WisdomTree Inc (a)	692,500	13,192,125
		41,008,596
Consumer Finance - 2.0%
FirstCash Holdings Inc	194,300	42,728,513
SLM Corp	201,622	4,459,879
		47,188,392
Financial Services - 1.4%
Essent Group Ltd	380,423	22,022,687
PennyMac Financial Services Inc	136,514	11,449,429
		33,472,116
Insurance - 1.8%
Primerica Inc	97,700	26,376,069
Selective Insurance Group Inc	176,900	15,308,926
		41,684,995
TOTAL FINANCIALS		322,519,732
Health Care - 12.5%
Biotechnology - 4.1%
Caris Life Sciences Inc (b)	217,600	3,638,272
CG oncology Inc (b)	104,100	6,484,389
Cogent Biosciences Inc (b)	417,472	14,594,821
Cytokinetics Inc (a)(b)	161,200	12,373,712
Disc Medicine Inc (b)	77,000	5,356,890
Gilead Sciences Inc rights (b)(c)	72,100	1
Kymera Therapeutics Inc (b)	88,400	7,197,528
Legend Biotech Corp ADR (b)	98,600	2,677,976
Nuvalent Inc Class A (b)	84,500	9,327,955
Olema Pharmaceuticals Inc (b)	135,800	1,791,202
Praxis Precision Medicines Inc (b)	25,700	8,994,229
Travere Therapeutics Inc (b)	155,200	7,322,336
Vaxcyte Inc (b)	149,700	7,694,580
Viking Therapeutics Inc (a)(b)	162,000	5,303,880
Viridian Therapeutics Inc (b)	231,800	4,084,316
		96,842,087
Health Care Equipment & Supplies - 2.2%
Artivion Inc (b)	249,700	5,540,843
iRadimed Corp	65,270	5,917,378
iRhythm Technologies Inc (b)	88,600	10,091,540
Lantheus Holdings Inc (b)	112,000	11,121,600
Merit Medical Systems Inc (b)	206,200	13,002,972
TransMedics Group Inc (b)	81,200	5,456,640
		51,130,973
Health Care Providers & Services - 3.4%
Chemed Corp	26,700	11,385,147
Ensign Group Inc/The	157,900	26,471,935
Guardian Pharmacy Services Inc Class A (b)	179,300	6,946,082
LifeStance Health Group Inc (b)	1,301,200	10,032,252
Privia Health Group Inc (b)	583,900	12,559,689
Progyny Inc (b)	509,100	13,012,596
		80,407,701
Life Sciences Tools & Services - 0.4%
Repligen Corp (b)	86,300	10,696,885
Pharmaceuticals - 2.4%
Axsome Therapeutics Inc (b)	42,900	10,059,192
Crinetics Pharmaceuticals Inc (b)	201,000	7,145,550
Enliven Therapeutics Inc (b)	135,700	5,369,649
Indivior Pharmaceuticals Inc	382,100	13,763,242
Ligand Pharmaceuticals Inc (b)	52,100	12,085,116
Structure Therapeutics Inc ADR (b)	96,300	3,788,442
Trevi Therapeutics Inc (b)	279,500	3,952,130
		56,163,321
TOTAL HEALTH CARE		295,240,967
Industrials - 22.6%
Aerospace & Defense - 1.3%
Carpenter Technology Corp	53,200	24,949,736
Hawkeye 360 Inc	147,700	4,875,577
		29,825,313
Air Freight & Logistics - 0.7%
GXO Logistics Inc (b)	311,900	15,629,309
Building Products - 2.3%
AZZ Inc (a)	172,000	23,307,720
Simpson Manufacturing Co Inc	162,400	30,813,776
		54,121,496
Commercial Services & Supplies - 0.9%
Brink's Co/The	196,860	20,477,377
Construction & Engineering - 5.4%
Cardinal Infrastructure Group Inc Class A	20,300	1,053,367
Construction Partners Inc Class A (b)	183,700	21,395,539
IES Holdings Inc (b)	68,200	46,263,470
Legence Corp Class A	91,700	7,678,958
Sterling Infrastructure Inc (b)	60,500	52,080,821
		128,472,155
Electrical Equipment - 2.6%
Nextpower Inc Class A (b)	279,400	43,698,160
Thermon Group Holdings Inc (b)	296,200	18,109,668
		61,807,828
Machinery - 4.1%
Blue Bird Corp (a)(b)	262,002	17,755,876
Federal Signal Corp	166,700	17,786,890
SPX Technologies Inc (b)	141,700	30,700,722
Terex Corp	511,560	29,762,561
		96,006,049
Passenger Airlines - 0.8%
SkyWest Inc (b)	230,200	19,716,630
Professional Services - 1.5%
ExlService Holdings Inc (b)	377,800	10,967,534
FTI Consulting Inc (b)	59,000	9,037,620
KBR Inc	445,400	15,566,730
		35,571,884
Trading Companies & Distributors - 3.0%
Applied Industrial Technologies Inc	42,900	13,033,449
Herc Holdings Inc	105,000	13,965,000
Rush Enterprises Inc Class A	342,791	23,765,700
Xometry Inc Class A (a)(b)	221,100	21,068,619
		71,832,768
TOTAL INDUSTRIALS		533,460,809
Information Technology - 12.5%
Electronic Equipment, Instruments & Components - 7.8%
Advanced Energy Industries Inc	70,500	21,303,690
Bel Fuse Inc Class B	17,600	4,831,552
Belden Inc	200,200	21,037,016
OSI Systems Inc (b)	54,800	11,877,900
Sanmina Corp (b)	230,900	59,971,657
TD SYNNEX Corp	181,041	47,302,392
TTM Technologies Inc (b)	103,700	18,014,764
		184,338,971
Semiconductors & Semiconductor Equipment - 3.9%
Axcelis Technologies Inc (b)	77,300	11,626,693
Diodes Inc (b)	151,800	15,987,576
MACOM Technology Solutions Holdings Inc (b)	70,600	25,743,584
Veeco Instruments Inc (b)	691,614	39,864,631
		93,222,484
Software - 0.8%
Agilysys Inc (b)	141,900	12,282,864
Intapp Inc (b)	256,300	5,917,967
		18,200,831
TOTAL INFORMATION TECHNOLOGY		295,762,286
Materials - 6.6%
Chemicals - 2.7%
Element Solutions Inc	817,400	34,682,282
Minerals Technologies Inc	176,000	13,555,520
Perimeter Solutions Inc (b)	458,600	14,803,608
		63,041,410
Construction Materials - 1.4%
Eagle Materials Inc	146,300	32,358,634
Metals & Mining - 1.6%
Commercial Metals Co	275,600	20,959,380
Constellium SE (b)	510,300	17,482,878
		38,442,258
Paper & Forest Products - 0.9%
Louisiana-Pacific Corp	289,700	22,127,286
TOTAL MATERIALS		155,969,588
Real Estate - 4.5%
Diversified REITs - 0.9%
Essential Properties Realty Trust Inc	692,101	21,164,449
Health Care REITs - 1.8%
American Healthcare REIT Inc	429,700	21,008,033
CareTrust REIT Inc	520,900	21,263,138
		42,271,171
Retail REITs - 1.2%
Acadia Realty Trust	742,800	16,356,456
Urban Edge Properties	579,300	12,999,492
		29,355,948
Specialized REITs - 0.6%
Outfront Media Inc	458,500	14,782,040
TOTAL REAL ESTATE		107,573,608
Utilities - 1.1%
Gas Utilities - 1.1%
Southwest Gas Holdings Inc	307,300	26,492,333
TOTAL UNITED STATES		2,067,037,915
TOTAL COMMON STOCKS (Cost $1,543,110,373)		2,311,074,035

Domestic Equity Funds - 1.0%
	Shares	Value ($)
iShares Russell 2000 ETF (a) (Cost $18,068,842)	80,600	23,408,658

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.67	36,670,948	36,678,282
Fidelity Securities Lending Cash Central Fund (d)(e)	3.67	50,812,690	50,817,771
TOTAL MONEY MARKET FUNDS (Cost $87,496,053)			87,496,053

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $1,648,675,268)	2,421,978,746
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(56,203,321)
NET ASSETS - 100.0%	2,365,775,425

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,327,700	331,834,813	298,481,540	415,137	(2,691)	-	36,678,282	36,670,948	0.1%
Fidelity Securities Lending Cash Central Fund	75,484,632	479,743,337	504,410,106	90,884	(92)	-	50,817,771	50,812,690	0.1%
Total	78,812,332	811,578,150	802,891,646	506,021	(2,783)	-	87,496,053

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	12,351,969	12,351,969	-	-
Consumer Discretionary	238,019,584	238,019,584	-	-
Consumer Staples	48,638,972	48,638,972	-	-
Energy	95,104,139	95,104,139	-	-
Financials	348,856,296	348,856,296	-	-
Health Care	306,494,297	306,494,296	-	1
Industrials	542,607,392	542,607,392	-	-
Information Technology	402,018,896	402,018,896	-	-
Materials	159,654,649	159,654,649	-	-
Real Estate	113,377,666	113,377,666	-	-
Utilities	43,950,175	43,950,175	-	-

Domestic Equity Funds	23,408,658	23,408,658	-	-

Money Market Funds	87,496,053	87,496,053	-	-
Total Investments in Securities:	2,421,978,746	2,421,978,745	-	1
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $76,552,392) - See accompanying schedule:
Unaffiliated issuers (cost $1,561,179,215)	$2,334,482,693
Fidelity Central Funds (cost $87,496,053)	87,496,053

Total Investment in Securities (cost $1,648,675,268)		$2,421,978,746
Foreign currency held at value (cost $801,951)		799,175
Receivable for fund shares sold		1,324,478
Dividends receivable		1,691,199
Distributions receivable from Fidelity Central Funds		118,325
Prepaid expenses		265
Other receivables		17,565
Total assets		2,425,929,753
Liabilities
Payable for investments purchased	$6,478,467
Payable for fund shares redeemed	769,612
Accrued management fee	1,631,984
Distribution and service plan fees payable	425,725
Other payables and accrued expenses	32,406
Collateral on securities loaned	50,816,134
Total liabilities		60,154,328
Net Assets		$2,365,775,425
Net Assets consist of:
Paid in capital		$1,443,610,558
Total accumulated earnings (loss)		922,164,867
Net Assets		$2,365,775,425

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($884,396,114 ÷ 24,821,841 shares)(a)		$35.63
Maximum offering price per share (100/94.25 of $35.63)		$37.80
Class M :
Net Asset Value and redemption price per share ($509,872,957 ÷ 16,748,497 shares)(a)		$30.44
Maximum offering price per share (100/96.50 of $30.44)		$31.54
Class C :
Net Asset Value and offering price per share ($38,164,671 ÷ 2,001,493 shares)(a)		$19.07
Class I :
Net Asset Value, offering price and redemption price per share ($658,658,256 ÷ 15,531,833 shares)		$42.41
Class Z :
Net Asset Value, offering price and redemption price per share ($274,683,427 ÷ 6,412,007 shares)		$42.84
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Dividends		$10,592,487
Interest		729
Income from Fidelity Central Funds (including $90,884 from security lending)		506,021
Security lending		5,080
Total income		11,104,317
Expenses
Management fee
Basic fee	$8,713,846
Performance adjustment	400,286
Distribution and service plan fees	2,412,922
Custodian fees and expenses	26,698
Independent trustees' fees and expenses	2,803
Registration fees	112,270
Audit fees	36,213
Legal	1,754
Interest	589
Miscellaneous	2,923
Total expenses		11,710,304
Net Investment income (loss)		(605,987)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	157,738,273
Fidelity Central Funds	(2,783)
Foreign currency transactions	20,366
Total net realized gain (loss)		157,755,856
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	189,443,705
Assets and liabilities in foreign currencies	(13,154)
Total change in net unrealized appreciation (depreciation)		189,430,551
Net gain (loss)		347,186,407
Net increase (decrease) in net assets resulting from operations		$346,580,420
Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(605,987)	$(1,056,056)
Net realized gain (loss)	157,755,856	121,790,463
Change in net unrealized appreciation (depreciation)	189,430,551	(70,398,367)
Net increase (decrease) in net assets resulting from operations	346,580,420	50,336,040
Distributions to shareholders	(37,787,240)	(255,978,287)

Share transactions - net increase (decrease)	(6,117,782)	24,829,844
Total increase (decrease) in net assets	302,675,398	(180,812,403)

Net Assets
Beginning of period	2,063,100,027	2,243,912,430
End of period	$2,365,775,425	$2,063,100,027

Financial Highlights
Fidelity Advisor® Small Cap Fund Class A

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.01	$34.14	$25.59	$26.67	$34.34	$26.09
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.03)	(.10)	(.10)	(.11)	(.17)
Net realized and unrealized gain (loss)	5.22	.82	9.03	.31	(4.04)	9.15
Total from investment operations	5.20	.79	8.93	.21	(4.15)	8.98
Distributions from net investment income	(.01)	(.48)	-	-	-	-
Distributions from net realized gain	(.57)	(3.44)	(.38)	(1.29)	(3.52)	(.73)
Total distributions	(.58)	(3.92)	(.38)	(1.29)	(3.52)	(.73)
Net asset value, end of period	$35.63	$31.01	$34.14	$25.59	$26.67	$34.34
Total Return C,D,E	17.05%	3.63%	35.21%	1.11%	(13.82)%	35.20%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.12% H	1.20%	1.29%	1.36%	1.33%	1.22%
Expenses net of fee waivers, if any	1.12 % H	1.20%	1.29%	1.35%	1.32%	1.22%
Expenses net of all reductions, if any	1.12% H	1.20%	1.29%	1.35%	1.32%	1.22%
Net investment income (loss)	(.10)% H	(.09)%	(.33)%	(.39)%	(.40)%	(.53)%
Supplemental Data
Net assets, end of period (000 omitted)	$884,396	$790,635	$839,815	$643,377	$676,037	$836,898
Portfolio turnover rate I	48 % H	34% J	40%	29%	47%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Fund Class M

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.61	$29.91	$22.52	$23.68	$30.88	$23.58
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.08)	(.15)	(.14)	(.15)	(.22)
Net realized and unrealized gain (loss)	4.46	.65	7.92	.27	(3.59)	8.25
Total from investment operations	4.41	.57	7.77	.13	(3.74)	8.03
Distributions from net investment income	(.01)	(.43)	-	-	-	-
Distributions from net realized gain	(.57)	(3.44)	(.38)	(1.29)	(3.46)	(.73)
Total distributions	(.58)	(3.87)	(.38)	(1.29)	(3.46)	(.73)
Net asset value, end of period	$30.44	$26.61	$29.91	$22.52	$23.68	$30.88
Total Return C,D,E	16.89%	3.38%	34.85%	.89%	(14.03)%	34.91%
Ratios to Average Net Assets A,F,G
Expenses before reductions	1.37% H	1.45%	1.53%	1.60%	1.57%	1.46%
Expenses net of fee waivers, if any	1.37 % H	1.45%	1.53%	1.59%	1.56%	1.46%
Expenses net of all reductions, if any	1.37% H	1.45%	1.53%	1.59%	1.56%	1.46%
Net investment income (loss)	(.35)% H	(.34)%	(.58)%	(.63)%	(.64)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$509,873	$462,064	$515,939	$428,022	$477,111	$618,821
Portfolio turnover rate I	48 % H	34% J	40%	29%	47%	41%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Fund Class C

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.92	$20.62	$15.71	$17.02	$23.16	$17.96
Income from Investment Operations
Net investment income (loss) A,B	(.07)	(.13)	(.20)	(.19)	(.21)	(.29)
Net realized and unrealized gain (loss)	2.80	.30	5.49	.17	(2.56)	6.22
Total from investment operations	2.73	.17	5.29	(.02)	(2.77)	5.93
Distributions from net investment income	(.01)	(.43)	-	-	-	-
Distributions from net realized gain	(.57)	(3.44)	(.38)	(1.29)	(3.37)	(.73)
Total distributions	(.58)	(3.87)	(.38)	(1.29)	(3.37)	(.73)
Net asset value, end of period	$19.07	$16.92	$20.62	$15.71	$17.02	$23.16
Total Return C,D,E	16.65%	2.83%	34.16%	.32%	(14.51)%	34.12%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.87% H	1.95%	2.03%	2.18%	2.15%	2.03%
Expenses net of fee waivers, if any	1.87 % H	1.95%	2.03%	2.17%	2.14%	2.03%
Expenses net of all reductions, if any	1.87% H	1.95%	2.03%	2.17%	2.14%	2.03%
Net investment income (loss)	(.85)% H	(.84)%	(1.08)%	(1.21)%	(1.22)%	(1.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$38,165	$35,119	$43,204	$38,926	$50,464	$73,011
Portfolio turnover rate I	48 % H	34% J	40%	29%	47%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Fund Class I

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$36.75	$39.67	$29.60	$30.56	$38.84	$29.34
Income from Investment Operations
Net investment income (loss) A,B	.03	.05	(.03)	(.04)	(.05)	(.10)
Net realized and unrealized gain (loss)	6.21	1.01	10.48	.37	(4.63)	10.33
Total from investment operations	6.24	1.06	10.45	.33	(4.68)	10.23
Distributions from net investment income	(.01)	(.54)	-	-	-	-
Distributions from net realized gain	(.57)	(3.44)	(.38)	(1.29)	(3.60)	(.73)
Total distributions	(.58)	(3.98)	(.38)	(1.29)	(3.60)	(.73)
Net asset value, end of period	$42.41	$36.75	$39.67	$29.60	$30.56	$38.84
Total Return C,D	17.23%	3.85%	35.58%	1.37%	(13.61)%	35.57%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.87% G	.95%	1.04%	1.10%	1.08%	.97%
Expenses net of fee waivers, if any	.87 % G	.95%	1.04%	1.10%	1.07%	.96%
Expenses net of all reductions, if any	.87% G	.95%	1.04%	1.10%	1.07%	.96%
Net investment income (loss)	.15% G	.16%	(.09)%	(.14)%	(.15)%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$658,658	$532,985	$631,515	$434,482	$455,676	$518,832
Portfolio turnover rate H	48 % G	34% I	40%	29%	47%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Fund Class Z

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.10	$40.02	$29.83	$30.74	$39.04	$29.45
Income from Investment Operations
Net investment income (loss) A,B	.05	.09	.02	- C	- C	(.05)
Net realized and unrealized gain (loss)	6.27	1.03	10.55	.38	(4.65)	10.37
Total from investment operations	6.32	1.12	10.57	.38	(4.65)	10.32
Distributions from net investment income	(.01)	(.60)	-	-	-	-
Distributions from net realized gain	(.57)	(3.44)	(.38)	(1.29)	(3.65)	(.73)
Total distributions	(.58)	(4.04)	(.38)	(1.29)	(3.65)	(.73)
Net asset value, end of period	$42.84	$37.10	$40.02	$29.83	$30.74	$39.04
Total Return D,E	17.29%	3.99%	35.71%	1.53%	(13.47)%	35.75%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.83%	.89%	.96%	.93%	.83%
Expenses net of fee waivers, if any	.75 % H	.83%	.89%	.95%	.93%	.83%
Expenses net of all reductions, if any	.75% H	.83%	.89%	.95%	.93%	.83%
Net investment income (loss)	.27% H	.28%	.06%	.01%	-% I	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$274,683	$242,297	$213,439	$178,965	$254,115	$117,343
Portfolio turnover rate J	48 % H	34% K	40%	29%	47%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity Advisor Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$844,661,624
Gross unrealized depreciation	(74,389,267)
Net unrealized appreciation (depreciation)	$770,272,357
Tax cost	$1,651,706,389
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Small Cap Fund	515,414,306	588,565,297

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Advisor Small Cap Fund	3,012,048	-	58,790,802	58,790,802	98,945,783
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.86
Class M	.85
Class C	.87
Class I	.85
Class Z	.71

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.81
Class M	.81
Class C	.81
Class I	.81
Class Z	.69

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Small Cap Fund	Russell 2000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .04%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,031,959	20,915
Class M	.25%	.25%	1,201,706	31,079
Class C	.75%	.25%	179,257	22,544
			2,412,922	74,538

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	30,113
Class M	3,050
Class CA	303
33,466

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Small Cap Fund	13,502

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Small Cap Fund	Borrower	5,458,000	3.89%	589

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Small Cap Fund	16,005,155	53,414,598	13,712,103
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Advisor Small Cap Fund	1,324
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Small Cap Fund	10,694	55	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Small Cap Fund	27,297,773
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2026	Year ended November 30, 2025
Fidelity Advisor Small Cap Fund
Distributions to shareholders
Class A	$14,621,570	$96,110,948
Class M	9,921,673	66,369,676
Class C	1,172,629	8,061,980
Class I	8,366,152	62,618,098
Class Z	3,705,216	22,817,585
Total	$37,787,240	$255,978,287
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2026	Year ended November 30, 2025	Six months ended May 31, 2026	Year ended November 30, 2025
Fidelity Advisor Small Cap Fund
Class A
Shares sold	1,162,067	2,171,516	$38,208,975	$60,799,846
Reinvestment of distributions	451,663	3,300,397	13,942,829	91,751,040
Shares redeemed	(2,291,709)	(4,569,362)	(74,645,613)	(127,053,217)
Net increase (decrease)	(677,979)	902,551	$(22,493,809)	$25,497,669
Class M
Shares sold	761,892	1,653,020	$21,257,175	$39,399,932
Reinvestment of distributions	371,303	2,737,732	9,806,126	65,459,174
Shares redeemed	(1,751,409)	(4,271,708)	(48,855,252)	(102,400,021)
Net increase (decrease)	(618,214)	119,044	$(17,791,951)	$2,459,085
Class C
Shares sold	201,977	310,546	$3,565,820	$4,892,953
Reinvestment of distributions	69,669	519,014	1,154,407	7,930,534
Shares redeemed	(345,578)	(849,198)	(6,029,031)	(13,013,238)
Net increase (decrease)	(73,932)	(19,638)	$(1,308,804)	$(189,751)
Class I
Shares sold	2,726,963	5,772,274	$105,292,871	$190,289,104
Reinvestment of distributions	211,017	1,759,010	7,744,336	57,836,252
Shares redeemed	(1,908,123)	(8,950,044)	(73,575,140)	(291,765,299)
Net increase (decrease)	1,029,857	(1,418,760)	$39,462,067	$(43,639,943)
Class Z
Shares sold	837,227	2,419,791	$32,792,114	$81,292,826
Reinvestment of distributions	88,745	616,307	3,288,875	20,430,575
Shares redeemed	(1,044,459)	(1,838,812)	(40,066,274)	(61,020,617)
Net increase (decrease)	(118,487)	1,197,286	$(3,985,285)	$40,702,784
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Small Cap Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.721218.127
ASCF-SANN-0726
Fidelity Advisor® Series Growth Opportunities Fund

Semi-Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Series Growth Opportunities Fund
Consolidated Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($)
CANADA - 1.3%
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.9%
Celestica Inc (United States) (b)	24,300	9,364,977
IT Services - 0.3%
Shopify Inc Class A (United States) (b)	31,500	3,739,365
Software - 0.0%
Taalas Inc warrants (b)(c)(d)	7,526	11,966
TOTAL INFORMATION TECHNOLOGY		13,116,308
Materials - 0.1%
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States)	5,500	1,007,325
TOTAL CANADA		14,123,633
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S (b)	8,116	1,818,877
FINLAND - 0.4%
Information Technology - 0.4%
Communications Equipment - 0.4%
Nokia Oyj ADR	276,600	4,104,744
GERMANY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Trade Republic Bank GmbH (c)(d)(e)	10	271,992
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)(d)	10,416	82,703
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	7,050	1,481,161
NETHERLANDS - 1.0%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE ADR (b)	5,327	4,453,319
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
NXP Semiconductors NV	19,700	6,330,595
TOTAL NETHERLANDS		10,783,914
SINGAPORE - 1.6%
Consumer Discretionary - 1.6%
Broadline Retail - 1.6%
Sea Ltd Class A ADR (b)	194,540	17,611,706
TAIWAN - 3.0%
Information Technology - 3.0%
Semiconductors & Semiconductor Equipment - 3.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	79,000	33,057,550
THAILAND - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Fabrinet (b)	4,500	2,943,720
UNITED KINGDOM - 0.7%
Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd (c)(d)	244,400	694,471
Financial Services - 0.2%
Revolut Group Holdings Ltd (b)(c)(d)	1,206	1,687,966
TOTAL FINANCIALS		2,382,437
Industrials - 0.5%
Aerospace & Defense - 0.5%
Rolls-Royce Holdings PLC ADR	280,500	5,034,975
TOTAL UNITED KINGDOM		7,417,412
UNITED STATES - 88.9%
Communication Services - 18.0%
Entertainment - 4.3%
Netflix Inc (b)	67,900	5,840,758
ROBLOX Corp Class A (b)	327,500	15,441,625
Roku Inc Class A (b)	201,636	26,248,974
Spotify Technology SA (b)	100	49,768
		47,581,125
Interactive Media & Services - 13.7%
Alphabet Inc Class A	137,300	52,220,683
Alphabet Inc Class C	125,660	47,302,194
Epic Games Inc (b)(c)(d)	2,200	971,168
Meta Platforms Inc Class A	80,489	50,910,097
		151,404,142
TOTAL COMMUNICATION SERVICES		198,985,267
Consumer Discretionary - 8.8%
Automobiles - 0.2%
Neutron Holdings Inc (b)(d)	229	2,863
Rad Power Bikes Inc (b)(c)(d)	13,874	0
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	18,888	0
Tesla Inc (b)	5,060	2,205,097
		2,207,960
Broadline Retail - 5.9%
Amazon.com Inc (b)	237,880	64,379,844
Hotels, Restaurants & Leisure - 0.2%
Hilton Worldwide Holdings Inc	7,800	2,555,748
Specialty Retail - 2.5%
Carvana Co Class A (b)	338,300	24,695,900
O'Reilly Automotive Inc (b)	31,800	2,762,784
		27,458,684
Textiles, Apparel & Luxury Goods - 0.0%
Bombas LLC (c)(d)	174,908	463,506
TOTAL CONSUMER DISCRETIONARY		97,065,742
Consumer Staples - 0.5%
Beverages - 0.4%
Coca-Cola Co/The	52,300	4,132,223
Tobacco - 0.1%
JUUL Labs Inc Class A (b)(c)(d)	836,067	1,722,298
JUUL Labs Inc Class B (b)(c)(d)	709	1,461
		1,723,759
TOTAL CONSUMER STAPLES		5,855,982
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxon Mobil Corp	7,500	1,089,449
Financials - 3.2%
Capital Markets - 0.0%
Bank of New York Mellon Corp/The	800	111,544
Robinhood Markets Inc Class A (b)	3,600	339,480
		451,024
Financial Services - 3.2%
Affirm Holdings Inc Class A (b)	129,900	9,567,135
Apollo Global Management Inc (f)	89,100	11,468,061
Visa Inc Class A	43,026	14,041,965
		35,077,161
TOTAL FINANCIALS		35,528,185
Health Care - 4.9%
Biotechnology - 1.4%
Alnylam Pharmaceuticals Inc (b)	22,963	6,934,367
Insmed Inc (b)	32,600	3,485,266
Nuvalent Inc Class A (b)	9,700	1,070,783
Revolution Medicines Inc (b)	800	125,984
Spyre Therapeutics Inc (b)	1,700	124,949
Vaxcyte Inc (b)	43,902	2,256,563
Viking Therapeutics Inc (b)	29,478	965,110
		14,963,022
Health Care Equipment & Supplies - 0.2%
Blink Health LLC Class A1 (b)(c)(d)	2,573	96,873
Boston Scientific Corp (b)	4,700	227,057
Intuitive Surgical Inc (b)	4,500	1,910,880
		2,234,810
Health Care Providers & Services - 0.5%
McKesson Corp	100	74,244
UnitedHealth Group Inc	15,800	6,008,898
		6,083,142
Pharmaceuticals - 2.8%
Eli Lilly & Co	27,100	29,945,501
Structure Therapeutics Inc ADR (b)	20,000	786,800
		30,732,301
TOTAL HEALTH CARE		54,013,275
Industrials - 7.1%
Aerospace & Defense - 5.1%
Anduril Industries Inc Class B (c)(d)	600	41,370
Axon Enterprise Inc (b)	11,400	5,115,408
Beta Technologies Inc Class A (b)	109,365	2,005,754
GE Aerospace	7,500	2,428,200
Relativity Space Inc (b)(c)(d)	504	534
Space Exploration Technologies Corp (b)(d)	343,790	46,411,650
		56,002,916
Construction & Engineering - 0.3%
Comfort Systems USA Inc	1,600	2,925,136
Electrical Equipment - 0.3%
GE Vernova Inc	3,400	3,292,288
Ground Transportation - 0.1%
Uber Technologies Inc (b)	38,200	2,689,280
Machinery - 0.4%
Caterpillar Inc	4,700	4,116,589
Passenger Airlines - 0.9%
Delta Air Lines Inc	58,500	4,825,080
United Airlines Holdings Inc (b)	45,600	5,234,880
		10,059,960
TOTAL INDUSTRIALS		79,086,169
Information Technology - 45.1%
Communications Equipment - 1.6%
Arista Networks Inc (b)	57,300	9,137,631
Ciena Corp (b)	6,200	3,597,426
Lumentum Holdings Inc (b)	5,300	4,531,288
		17,266,345
Electronic Equipment, Instruments & Components - 3.4%
Amphenol Corp Class A	13,000	1,933,880
Coherent Corp (b)	19,000	6,867,930
Corning Inc	30,500	5,525,380
Flex Ltd (b)	151,693	22,872,271
Keysight Technologies Inc (b)	2,900	981,157
		38,180,618
IT Services - 0.6%
Cloudflare Inc Class A (b)	14,000	3,385,480
CoreWeave Inc Class A (b)	14,100	1,544,373
MongoDB Inc Class A (b)	4,500	1,509,975
Twilio Inc Class A (b)	3,100	590,984
		7,030,812
Semiconductors & Semiconductor Equipment - 21.4%
Advanced Micro Devices Inc (b)	24,400	12,592,840
Astera Labs Inc (b)	18,900	6,479,865
Broadcom Inc	58,200	26,002,014
Cerebras Systems Inc Class A (b)(f)	4,500	1,066,455
Cerebras Systems Inc Class B (g)	40,300	9,550,697
Credo Technology Group Holding Ltd (b)	9,000	2,124,270
Intel Corp (b)	31,600	3,623,888
KLA Corp	1,900	3,651,249
Lam Research Corp	16,900	5,377,242
Marvell Technology Inc	14,538	2,980,290
Micron Technology Inc	14,000	13,594,000
NVIDIA Corp	708,960	149,689,814
		236,732,624
Software - 11.6%
AppLovin Corp Class A (b)	56,400	34,578,276
Atlassian Corp Class A (b)	1,300	139,893
Cadence Design Systems Inc (b)	1,700	637,381
Canva Inc Class A (b)(c)(d)	310	393,970
Celestial AI Inc (c)(d)	7,959	239
Celestial AI Inc (Milestone 1) rights (b)(c)(d)	7,959	30,403
Celestial AI Inc (Milestone 2) rights (b)(c)(d)	7,959	17,112
Celestial AI Inc (Milestone 3) rights (b)(c)(d)	7,959	3,661
Celestial AI Inc escrow shares (c)(d)	7,959	0
Figma Inc Class A (f)	13,100	334,050
Microsoft Corp	178,083	80,180,090
OpenAI Group Pbc Class A (c)(d)	200	137,538
Palantir Technologies Inc Class A (b)	17,500	2,739,450
Palo Alto Networks Inc (b)	600	169,014
Synopsys Inc (b)	18,800	8,941,656
		128,302,733
Technology Hardware, Storage & Peripherals - 6.5%
Apple Inc	119,413	37,264,021
Dell Technologies Inc Class C	1,800	757,638
Sandisk Corp/DE (b)	4,200	7,118,916
Seagate Technology Holdings PLC	9,300	8,182,140
Western Digital Corp	34,600	18,379,866
		71,702,581
TOTAL INFORMATION TECHNOLOGY		499,215,713
Utilities - 1.3%
Electric Utilities - 1.0%
Constellation Energy Corp	1,200	345,300
NRG Energy Inc	79,300	10,632,544
		10,977,844
Independent Power and Renewable Electricity Producers - 0.3%
Fervo Energy Co (b)	4,500	164,970
Vistra Corp	20,700	3,316,761
		3,481,731
TOTAL UTILITIES		14,459,575
TOTAL UNITED STATES		985,299,357
TOTAL COMMON STOCKS (Cost $435,708,875)		1,078,996,769

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (d)	47,700	76,988
Neutron Holdings Inc 4% 6/12/2027 (d)	13,100	21,143
Neutron Holdings Inc 8% 10/29/2026 (d)(h)	491,852	616,291
TOTAL CONSUMER DISCRETIONARY		714,422
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (c)(d)	65,100	66,402
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (c)(d)	4,439	0
TOTAL UNITED STATES		780,824
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $622,191)		780,824

Convertible Preferred Stocks - 2.2%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(c)(d)	600	48,564
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	4,644	1,474,749
INDIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Valuedrive Technologies Pvt Ltd Series A (c)(d)	10	13,387
Valuedrive Technologies Pvt Ltd Series B (c)(d)	19	25,435
Valuedrive Technologies Pvt Ltd Series C (c)(d)	1	1,338
Valuedrive Technologies Pvt Ltd Series G (c)(d)	122,800	45,664
Valuedrive Technologies Pvt Ltd Series S2 (c)(d)	4	5,355

TOTAL INDIA		91,179
ISRAEL - 0.1%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(c)(d)	5,100	119,748
Element Labs Inc Series B (c)(d)	4,317	104,212
Element Labs Inc Series C (c)(d)	500	13,835
TOTAL INDUSTRIALS		237,795
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Xsight Labs Ltd Series D (b)(c)(d)	17,400	220,458
Xsight Labs Ltd Series F (c)(d)	34,719	356,912
Xsight Labs Ltd Series G (c)(d)	1,500	25,140
TOTAL INFORMATION TECHNOLOGY		602,510
TOTAL ISRAEL		840,305
UNITED KINGDOM - 0.0%
Information Technology - 0.0%
Software - 0.0%
Nscale Limited Series B (c)	6,000	122,340
UNITED STATES - 2.0%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc Series 1C (b)(d)	4,129	51,613
Rad Power Bikes Inc Series A (b)(c)(d)	1,809	0
Rad Power Bikes Inc Series C (b)(c)(d)	7,117	0
Rad Power Bikes Inc Series D (b)(c)(d)	12,697	0
Waymo LLC Series A2 (b)(c)(d)	2,896	488,642
Waymo LLC Series C2 (b)(c)(d)	4,115	676,177
TOTAL CONSUMER DISCRETIONARY		1,216,432
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	2,400	101,735
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	70,175	144,561
JUUL Labs Inc Series D (b)(c)(d)	938	1,932
		146,493
TOTAL CONSUMER STAPLES		248,228
Financials - 0.0%
Financial Services - 0.0%
Sunday Robotics, Inc Series B (c)(d)	600	39,054
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	2,264	162,260
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	4,112	310,991
TOTAL FINANCIALS		512,305
Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (b)(c)(d)	15,631	588,507
Blink Health LLC Series D (b)(c)(d)	2,983	112,310
		700,817
Health Care Technology - 0.3%
Aledade Inc Series E1 (b)(c)(d)	5,837	187,134
Oura Inc Series D (c)(d)	12,183	702,837
Oura Inc Series E (c)(d)	36,231	2,090,167
		2,980,138
TOTAL HEALTH CARE		3,680,955
Industrials - 0.3%
Aerospace & Defense - 0.2%
Anduril Industries Inc Series F (b)(c)(d)	22,366	1,542,136
Anduril Industries Inc Series G (b)(c)(d)	5,600	386,120
		1,928,256
Air Freight & Logistics - 0.1%
Zipline International Inc Series G (b)(c)(d)	8,269	465,214
Zipline International Inc Series H (c)(d)	7,200	405,072
		870,286
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (c)(d)	3,200	72,928
TOTAL INDUSTRIALS		2,871,470
Information Technology - 1.2%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series E (c)(d)	7,400	174,492
Electronic Equipment, Instruments & Components - 0.2%
Cellink Corp Series D (b)(c)(d)	12,100	47,795
Enevate Corp Series E (b)(c)(d)	285,844	2
Vast Data Ltd Series A (b)(c)(d)	2,512	148,761
Vast Data Ltd Series A1 (b)(c)(d)	6,183	366,157
Vast Data Ltd Series A2 (b)(c)(d)	7,112	421,173
Vast Data Ltd Series B (b)(c)(d)	5,659	335,126
Vast Data Ltd Series C (b)(c)(d)	165	9,771
Vast Data Ltd Series E (b)(c)(d)	5,408	320,262
		1,649,047
IT Services - 0.0%
Gupshup Inc (b)(c)(d)	17,900	114,381
Yanka Industries Inc Series E (b)(c)(d)	19,716	27,996
Yanka Industries Inc Series F (b)(c)(d)	13,160	31,716
		174,093
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc Series B (b)(c)(d)	40,700	298,738
SiMa Technologies Inc Series B1 (b)(c)(d)	5,810	48,165
		346,903
Software - 1.0%
Anthropic PBC Series D (b)(c)(d)	2,890	1,800,297
Anthropic PBC Series E (b)(c)(d)	1,200	706,812
Anthropic PBC Series F (c)(d)	3,300	1,943,733
Crusoe Energy Systems LLC Series D (b)(c)(d)	11,055	1,347,715
Crusoe Energy Systems LLC Series E (c)(d)	1,656	201,883
Databricks Inc Series G (b)(c)(d)	4,206	799,140
Databricks Inc Series G (c)	2,394	454,860
Databricks Inc Series I (c)	104	19,760
Databricks Inc Series J (c)	810	153,900
Databricks Inc Series K (c)	500	95,000
Databricks Inc Series L (c)	1,092	207,480
Density AI Inc (c)(d)	23,200	40,368
Lyte AI Inc Series B (b)(c)(d)	12,300	141,573
MOLOCO Inc Series A (b)(c)(d)	11,676	842,540
OpenAI Group Pbc Series A-2 (c)(d)	883	607,230
OpenAI Group Pbc Series A-3 (c)(d)	537	369,290
Physical Intelligence Inc Series B (c)(d)	300	139,092
Runway AI Inc Series D (b)(c)(d)	29,650	433,780
		10,304,453
TOTAL INFORMATION TECHNOLOGY		12,648,988
Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	23,194	785,813
TOTAL UNITED STATES		21,964,191
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,317,661)		24,541,328

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (c)(d)(i)	37,274	37,184
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (c)(d)	18,888	4,648
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(i)	16,740	586
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	50,665	75,550
TOTAL INFORMATION TECHNOLOGY		76,136
TOTAL UNITED STATES		80,784
TOTAL PREFERRED SECURITIES (Cost $123,567)		117,968

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.67	700,399	700,539
Fidelity Securities Lending Cash Central Fund (j)(k)	3.67	850,940	851,025
TOTAL MONEY MARKET FUNDS (Cost $1,551,564)			1,551,564

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $452,323,858)	1,105,988,453
NET OTHER ASSETS (LIABILITIES) - 0.2%	2,028,966
NET ASSETS - 100.0%	1,108,017,419

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $77,430,524 or 7.0% of net assets.

(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)	Security or a portion of the security is on loan at period end.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $9,550,697 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series E1	5/20/2022	290,767

Anduril Industries Inc Class B	6/16/2025	24,529

Anduril Industries Inc Series F	8/7/2024	486,161

Anduril Industries Inc Series G	4/17/2025	228,943

Anthropic PBC Series D	5/31/2024	86,713

Anthropic PBC Series E	2/14/2025	67,304

Anthropic PBC Series F	8/18/2025	465,193

Astranis Space Technologies Corp Series E	2/10/2026	142,329

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	76,056

Blink Health LLC Series C	11/7/2019 - 7/14/2021	596,729

Blink Health LLC Series D	6/17/2024 - 6/25/2024	125,286

Bombas LLC	2/16/2021 - 11/12/2021	830,401

Bytedance Ltd Series E1	11/18/2020	508,862

Canva Inc Class A	12/23/2024 - 11/12/2025	464,181

Celestial AI Inc	2/25/2025	204

Celestial AI Inc (Milestone 1) rights	2/25/2025	16,569

Celestial AI Inc (Milestone 2) rights	2/25/2025	12,732

Celestial AI Inc (Milestone 3) rights	2/25/2025	3,716

Celestial AI Inc escrow shares	2/25/2025	0

Cellink Corp Series D	1/20/2022	251,969

Crusoe Energy Systems LLC Series D	12/10/2024	322,495

Crusoe Energy Systems LLC Series E	10/8/2025	139,117

Databricks Inc Series G	2/1/2021	248,670

Density AI Inc	12/5/2025	34,568

Diamond Foundry Inc Series C	3/15/2021	556,656

Element Labs Inc Series A	2/11/2025	18,812

Element Labs Inc Series B	6/27/2025	37,899

Element Labs Inc Series C	4/16/2026	13,870

Empower Semiconductor Inc Series D	6/27/2025	25,683

Enevate Corp 10% 5/12/2199	11/12/2024	4,439

Enevate Corp 6%	11/2/2023 - 10/31/2025	16,740

Enevate Corp Series E	1/29/2021	316,911

Epic Games Inc	7/13/2020 - 3/29/2021	1,730,000

GoBrands Inc Series G	3/2/2021	599,322

Gupshup Inc	6/8/2021	409,287

JUUL Labs Inc Class A	2/23/2024	848,583

JUUL Labs Inc Class B	11/21/2017	0

JUUL Labs Inc Series C	5/22/2015	0

JUUL Labs Inc Series D	6/25/2018	0

Lyte AI Inc Series B	8/13/2024	156,039

MOLOCO Inc Series A	6/26/2023	700,560

Neutron Holdings Inc	2/4/2021	772

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	47,700

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	13,100

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 4/27/2026	491,852

Neutron Holdings Inc Series 1C	7/3/2018	253,709

OpenAI Group Pbc Class A	9/3/2025	86,000

OpenAI Group Pbc Series A-2	9/30/2024	166,062

OpenAI Group Pbc Series A-3	8/4/2025	164,900

Oura Inc Series D	12/18/2024	312,981

Oura Inc Series E	9/24/2025	1,940,895

Physical Intelligence Inc Series B	10/24/2025	81,468

Rad Power Bikes Inc	1/21/2021	66,926

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	18,888

Rad Power Bikes Inc Series A	1/21/2021	8,726

Rad Power Bikes Inc Series C	1/21/2021	34,331

Rad Power Bikes Inc Series D	9/17/2021	121,686

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Relativity Space Inc	5/27/2021	828,069

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	1,102,987

Runway AI Inc Series D	9/6/2024	321,459

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 4/5/2026	50,665

SiMa Technologies Inc Series B	5/10/2021	208,685

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	41,198

Space Exploration Technologies Corp	4/5/2018 - 12/12/2025	2,522,225

Starling Bank Ltd	6/18/2021 - 4/5/2022	468,193

Sunday Robotics, Inc Series B	2/3/2026	37,407

Taalas Inc 0%	12/23/2025	37,274

Taalas Inc Series B	2/19/2025	32,948

Taalas Inc warrants	12/23/2025	7,526

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	65,100

Tenstorrent Holdings Inc Series C1	4/23/2021	134,645

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	324,135

Trade Republic Bank GmbH	12/16/2025	273,939

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	13,218

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	25,114

Valuedrive Technologies Pvt Ltd Series C	2/12/2026	1,201

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	51,230

Valuedrive Technologies Pvt Ltd Series S2	2/12/2026	4,806

Vast Data Ltd Series A	11/28/2023	27,632

Vast Data Ltd Series A1	11/28/2023	68,013

Vast Data Ltd Series A2	11/28/2023	78,232

Vast Data Ltd Series B	11/28/2023	62,249

Vast Data Ltd Series C	11/28/2023	1,815

Vast Data Ltd Series E	11/28/2023	118,976

Waymo LLC Series A2	5/8/2020	248,671

Waymo LLC Series C2	10/18/2024	321,799

Xsight Labs Ltd Series D	2/16/2021	139,130

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	160,749

Xsight Labs Ltd Series G	5/7/2026	25,260

Xsight Labs Ltd warrants 7/24/2032	1/11/2024 - 12/30/2024	0

Yanka Industries Inc Series E	5/15/2020	238,153

Yanka Industries Inc Series F	4/8/2021	419,499

Zipline International Inc Series G	6/7/2024	346,854

Zipline International Inc Series H	12/3/2025	405,103

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc Class B	11/10/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,418,910	91,106,655	92,825,261	39,046	235	-	700,539	700,399	0.0%
Fidelity Securities Lending Cash Central Fund	1,435,821	26,341,068	26,925,218	3,658	(646)	-	851,025	850,940	0.0%
Total	3,854,731	117,447,723	119,750,479	42,704	(411)	-	1,551,564

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	198,985,267	198,014,099	-	971,168
Consumer Discretionary	114,677,448	114,211,079	2,863	463,506
Consumer Staples	5,855,982	4,132,223	-	1,723,759
Energy	1,089,449	1,089,449	-	-
Financials	38,182,614	35,528,185	-	2,654,429
Health Care	60,285,471	60,188,598	-	96,873
Industrials	84,121,144	37,667,590	46,411,650	41,904
Information Technology	560,332,494	559,654,902	-	677,592
Materials	1,007,325	1,007,325	-	-
Utilities	14,459,575	14,459,575	-	-

Convertible Corporate Bonds
Consumer Discretionary	714,422	-	714,422	-
Financials	66,402	-	-	66,402
Information Technology	-	-	-	-

Convertible Preferred Stocks
Communication Services	1,474,749	-	-	1,474,749
Consumer Discretionary	1,307,611	-	51,613	1,255,998
Consumer Staples	248,228	-	-	248,228
Financials	512,305	-	-	512,305
Health Care	3,680,955	-	-	3,680,955
Industrials	3,109,265	-	-	3,109,265
Information Technology	13,422,402	-	-	13,422,402
Materials	785,813	-	-	785,813

Preferred Securities
Consumer Discretionary	4,648	-	-	4,648
Information Technology	113,320	-	-	113,320

Money Market Funds	1,551,564	1,551,564	-	-
Total Investments in Securities:	1,105,988,453	1,027,504,589	47,180,548	31,303,316
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2026 ($)
Common Stocks	20,317,942	(44,211)	(357,854)	589,153	(327,311)	-	-	(13,548,488)	6,629,231	(286,878)
Convertible Preferred Stocks	18,610,099	59,254	7,120,810	3,552,560	(4,719,798)	-	-	(133,210)	24,489,715	8,650,784
Convertible Corporate Bonds	1,118,821	-	(1,366)	65,100	-	-	-	(1,116,153)	66,402	(1,366)
Preferred Securities	60,156	-	17,574	40,238	-	-	-	-	117,968	17,574

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,833,955) - See accompanying schedule:
Unaffiliated issuers (cost $450,772,294)	$1,104,436,889
Fidelity Central Funds (cost $1,551,564)	1,551,564

Total Investment in Securities (cost $452,323,858)		$1,105,988,453
Cash		66
Foreign currency held at value (cost $476)		468
Receivable for investments sold		66,603,568
Receivable for fund shares sold		3
Dividends receivable		328,135
Interest receivable		21,597
Distributions receivable from Fidelity Central Funds		7,023
Receivable from investment adviser for expense reductions		164
Other receivables		6,811
Total assets		1,172,956,288
Liabilities
Payable for investments purchased	$4,783,503
Payable for fund shares redeemed	59,250,342
Other payables and accrued expenses	52,274
Collateral on securities loaned	852,750
Total liabilities		64,938,869
Net Assets		$1,108,017,419
Net Assets consist of:
Paid in capital		$331,877,970
Total accumulated earnings (loss)		776,139,449
Net Assets		$1,108,017,419
Net Asset Value, offering price and redemption price per share ($1,108,017,419 ÷ 53,651,923 shares)		$20.65
Consolidated Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Dividends		$1,655,950
Interest		22,864
Income from Fidelity Central Funds (including $3,658 from security lending)		42,704
Security lending		1,286
Total income		1,722,804
Expenses
Custodian fees and expenses	$31,263
Independent trustees' fees and expenses	1,362
Total expenses before reductions	32,625
Expense reductions	(15,560)
Total expenses after reductions		17,065
Net Investment income (loss)		1,705,739
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $47,241)	122,954,758
Fidelity Central Funds	(411)
Foreign currency transactions	2,047
Total net realized gain (loss)		122,956,394
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $19,155)	76,930,987
Assets and liabilities in foreign currencies	4,454
Total change in net unrealized appreciation (depreciation)		76,935,441
Net gain (loss)		199,891,835
Net increase (decrease) in net assets resulting from operations		$201,597,574
Consolidated Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,705,739	$4,077,408
Net realized gain (loss)	122,956,394	153,515,335
Change in net unrealized appreciation (depreciation)	76,935,441	37,456,223
Net increase (decrease) in net assets resulting from operations	201,597,574	195,048,966
Distributions to shareholders	(136,677,500)	(76,472,062)

Share transactions
Proceeds from sales of shares	157,965,078	159,743,349
Reinvestment of distributions	136,659,474	76,462,470
Cost of shares redeemed	(274,575,637)	(282,413,117)

Net increase (decrease) in net assets resulting from share transactions	20,048,915	(46,207,298)
Total increase (decrease) in net assets	84,968,989	72,369,606

Net Assets
Beginning of period	1,023,048,430	950,678,824
End of period	$1,108,017,419	$1,023,048,430

Other Information
Shares
Sold	8,743,719	9,687,177
Issued in reinvestment of distributions	7,853,993	4,448,079
Redeemed	(14,060,365)	(16,328,748)
Net increase (decrease)	2,537,347	(2,193,492)

Consolidated Financial Highlights
Fidelity Advisor® Series Growth Opportunities Fund

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.01	$17.83	$12.10	$9.63	$18.67	$20.55
Income from Investment Operations
Net investment income (loss) A,B	.03	.08	.06	.05	.06	.06
Net realized and unrealized gain (loss)	3.33	3.55	5.71	2.47	(4.79)	3.39
Total from investment operations	3.36	3.63	5.77	2.52	(4.73)	3.45
Distributions from net investment income	(.09)	(.08)	(.04)	(.05)	(.06)	(.11)
Distributions from net realized gain	(2.63)	(1.37)	-	-	(4.25)	(5.22)
Total distributions	(2.72)	(1.45)	(.04)	(.05)	(4.31)	(5.33)
Net asset value, end of period	$20.65	$20.01	$17.83	$12.10	$9.63	$18.67
Total Return C,D	19.34%	21.68%	47.85%	26.28%	(32.42)%	21.11%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.01% G	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	- % G,H	-% H	.01%	.01%	-% H	-% H
Expenses net of all reductions, if any	-% G,H	-% H	.01%	.01%	-% H	-% H
Net investment income (loss)	.33% G	.43%	.39%	.47%	.57%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,108,017	$1,023,048	$950,679	$772,715	$703,677	$776,073
Portfolio turnover rate I	102 % G	82%	67%	69%	97%	84%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity Advisor Series Growth Opportunities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$6,629,231	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 31.1 / 7.1	Increase
			Enterprise value/Net Income multiple (EV/NI)	13.5 - 38.2 / 25.3	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	4.5% - 20.0% / 12.4%	Decrease
			Term	0.0 - 3.0 / 3.0	Increase
		Market approach	Transaction price	$1.00 - $16.84 / $14.84	Increase
			Discount rate	80.0%	Decrease
			Premium rate	95.0%	Increase
		Black scholes	Discount rate	3.8% - 4.3% / 4.2%	Increase
			Term	3.0 - 5.0 / 4.2	Increase
			Volatility	70.0% - 80.0% / 70.9%	Increase
Convertible Corporate Bonds	$66,402	Market comparable	Enterprise value/Revenue multiple (EV/R)	13.5	Increase
			Probability rate	0.0% - 50.0% / 20.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.7%	Increase
			Term	0.3	Increase
			Volatility	80.0%	Increase
Convertible Preferred Stocks	$24,489,715	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.8 - 54.1 / 17.2	Increase
			Enterprise value/Gross Profit multiple (EV/GP)	7.9 - 11.5 / 11.4	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$1.49 - $502.90 / $72.11	Increase
			Premium rate	5.0% - 95.0% / 63.0%	Increase
		Black scholes	Discount rate	3.7% - 4.3% / 4.2%	Increase
			Term	0.3 - 5.0 / 3.7	Increase
			Volatility	50.0% - 90.0% / 74.2%	Increase
Preferred Securities	$117,968	Recovery value	Recovery value	$0.00 - $3.30 / $2.93	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	17.6% - 37.9% / 31.2%	Decrease
			Probability rate	10.0% - 70.0% / 33.3%	Increase
		Black scholes	Discount rate	3.80%	Increase
			Term	0.6 - 1.0 / 0.7	Increase
			Volatility	55.0% - 80.0% / 63.2%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$667,144,705
Gross unrealized depreciation	(17,305,962)
Net unrealized appreciation (depreciation)	$649,838,743
Tax cost	$456,149,710

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Advisor Series Growth Opportunities Fund	271,992.02

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Growth Opportunities Fund	530,196,895	646,140,181
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Series Growth Opportunities Fund	4,476

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Series Growth Opportunities Fund	47,722,324	44,282,298	8,750,554
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Consolidated Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Series Growth Opportunities Fund	539	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Series Growth Opportunities Fund	10,159,081
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through March 31, 2029. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $15,560.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Series Growth Opportunities Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.967933.112
AXS3-SANN-0726
Fidelity Advisor® Series Equity Growth Fund

Semi-Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Series Equity Growth Fund
Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
BHP Group Ltd ADR (a)	88,385	7,858,310
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	47,800	14,033,262
BRAZIL - 0.5%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (b)	520	881,738
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	97,800	1,284,114
Materials - 0.4%
Metals & Mining - 0.4%
Vale SA ADR	361,350	5,871,938
TOTAL BRAZIL		8,037,790
CANADA - 1.2%
Information Technology - 0.4%
IT Services - 0.4%
Shopify Inc Class A (United States) (b)	52,200	6,196,662
Materials - 0.8%
Chemicals - 0.0%
Nutrien Ltd (United States)	13,000	891,150
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA (United States)	22,500	4,120,875
Franco-Nevada Corp	33,200	7,690,677
		11,811,552
TOTAL MATERIALS		12,702,702
TOTAL CANADA		18,899,364
CHILE - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Antofagasta PLC	110,370	6,091,074
Lundin Mining Corp	180,290	5,385,226

TOTAL CHILE		11,476,300
CHINA - 0.5%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd	21,700	1,178,996
Industrials - 0.4%
Electrical Equipment - 0.4%
Contemporary Amperex Technology Co Ltd A Shares (China)	107,300	6,723,843
TOTAL CHINA		7,902,839
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Auto1 Group SE (b)	164,300	4,369,381
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (b)(c)	266,229	2
KOREA (SOUTH) - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
SK Hynix Inc	12,990	20,085,277
LUXEMBOURG - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
ArcelorMittal SA depository receipt	74,000	5,136,340
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	4,888	935,074
NETHERLANDS - 0.6%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (b)	9,200	7,691,108
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	3,100	996,185
TOTAL NETHERLANDS		8,687,293
NORWAY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	54,300	664,077
SWEDEN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Epiroc AB A Shares	64,471	1,907,274
TAIWAN - 3.7%
Information Technology - 3.7%
Electronic Equipment, Instruments & Components - 0.2%
Chroma ATE Inc	40,000	3,208,760
Semiconductors & Semiconductor Equipment - 3.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	130,496	54,606,052
TOTAL TAIWAN		57,814,812
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (b)	1,400	915,824
UNITED KINGDOM - 0.3%
Consumer Staples - 0.2%
Tobacco - 0.2%
British American Tobacco PLC	54,408	3,366,582
Financials - 0.1%
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(c)(d)	700	979,748
TOTAL UNITED KINGDOM		4,346,330
UNITED STATES - 86.9%
Communication Services - 11.3%
Entertainment - 1.3%
Live Nation Entertainment Inc (b)	12,431	2,093,504
Netflix Inc (b)	205,760	17,699,475
		19,792,979
Interactive Media & Services - 10.0%
Alphabet Inc Class A	288,857	109,863,872
Epic Games Inc (b)(c)(d)	805	355,359
Meta Platforms Inc Class A	72,700	45,983,477
		156,202,708
TOTAL COMMUNICATION SERVICES		175,995,687
Consumer Discretionary - 10.0%
Automobiles - 2.5%
Tesla Inc (b)	88,976	38,774,851
Waymo LLC Class B (c)(d)	700	115,024
		38,889,875
Broadline Retail - 5.0%
Amazon.com Inc (b)	290,646	78,660,433
Hotels, Restaurants & Leisure - 1.4%
Airbnb Inc Class A (b)	7,769	1,035,685
Hilton Worldwide Holdings Inc	27,008	8,849,441
Viking Holdings Ltd (b)	133,917	12,335,096
		22,220,222
Household Durables - 0.6%
DR Horton Inc	18,644	2,742,346
Lennar Corp Class A	5,500	493,790
SharkNinja Inc (b)	49,887	6,080,726
		9,316,862
Specialty Retail - 0.5%
Lowe's Cos Inc	4,500	964,620
Ross Stores Inc	11,700	2,711,241
Williams-Sonoma Inc	19,505	3,970,633
		7,646,494
TOTAL CONSUMER DISCRETIONARY		156,733,886
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp	11,500	10,997,680
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	23,517	2,091,837
TOTAL CONSUMER STAPLES		13,089,517
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
APA Corp	147,135	5,360,128
ConocoPhillips	4,300	490,114
Exxon Mobil Corp	34,238	4,973,412
Ovintiv Inc	12,500	700,500
TOTAL ENERGY		11,524,154
Financials - 4.7%
Banks - 0.4%
Bank of America Corp	75,173	3,878,927
US Bancorp	43,103	2,364,199
		6,243,126
Capital Markets - 1.7%
Cboe Global Markets Inc	26,100	8,705,916
Charles Schwab Corp/The	47,400	4,140,390
Morgan Stanley	69,503	14,456,624
		27,302,930
Financial Services - 2.6%
Mastercard Inc Class A	79,549	39,295,615
TOTAL FINANCIALS		72,841,671
Health Care - 5.8%
Biotechnology - 2.1%
Adamas Pharmaceuticals Inc rights (b)(c)	220,830	2,209
Adamas Pharmaceuticals Inc rights (b)(c)	220,830	2
Alnylam Pharmaceuticals Inc (b)	21,277	6,425,228
Blueprint Medicines Corp rights (b)(c)	4,400	0
Cogent Biosciences Inc (b)	60,100	2,101,096
Cytokinetics Inc (b)	32,200	2,471,672
Gilead Sciences Inc	19,500	2,621,385
Hemab Therapeutics Holdings Inc	7,300	208,050
Insmed Inc (b)	56,958	6,089,380
Legend Biotech Corp ADR (b)	55,200	1,499,232
Moderna Inc (b)	149,767	7,067,505
Revolution Medicines Inc (b)	6,700	1,055,116
Twist Bioscience Corp (b)	3,000	200,610
Tyra Biosciences Inc (b)	83,600	2,793,076
		32,534,561
Health Care Equipment & Supplies - 0.9%
Edwards Lifesciences Corp (b)	91,200	7,886,064
Medline Inc Class A (a)	169,803	6,207,997
		14,094,061
Pharmaceuticals - 2.8%
Crinetics Pharmaceuticals Inc (b)	19,600	696,780
Eli Lilly & Co	39,086	43,190,030
		43,886,810
TOTAL HEALTH CARE		90,515,432
Industrials - 9.7%
Aerospace & Defense - 1.3%
Anduril Industries Inc Class B (c)(d)	200	13,790
Beta Technologies Inc Class A (a)(b)	7,400	135,716
Boeing Co (b)	50,236	11,612,051
GE Aerospace	3,218	1,041,860
Hawkeye 360 Inc	2,700	89,127
Space Exploration Technologies Corp (b)(d)	52,290	7,059,150
		19,951,694
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	5,700	1,018,305
Building Products - 0.8%
Madison Air Solutions Corp Class A	14,300	621,621
Trane Technologies PLC	27,400	12,365,620
		12,987,241
Construction & Engineering - 0.7%
Dycom Industries Inc (b)	13,700	6,987,000
EMCOR Group Inc	4,600	3,803,372
		10,790,372
Electrical Equipment - 2.1%
GE Vernova Inc	17,088	16,546,652
Nextpower Inc Class A (b)	104,600	16,359,440
		32,906,092
Ground Transportation - 0.4%
Old Dominion Freight Line Inc	29,038	6,537,906
Machinery - 3.1%
Cummins Inc	18,100	11,704,003
Deere & Co	17,800	9,650,804
Dover Corp	17,300	3,656,528
PACCAR Inc	51,283	5,660,105
Parker-Hannifin Corp	7,802	6,589,803
Westinghouse Air Brake Technologies Corp	40,641	10,613,804
		47,875,047
Passenger Airlines - 0.5%
Delta Air Lines Inc	71,656	5,910,187
Southwest Airlines Co	38,400	1,649,280
		7,559,467
Trading Companies & Distributors - 0.8%
Ferguson Enterprises Inc (United Kingdom)	37,328	8,389,999
United Rentals Inc	4,060	4,042,420
		12,432,419
TOTAL INDUSTRIALS		152,058,543
Information Technology - 41.5%
Communications Equipment - 0.7%
Arista Networks Inc (b)	51,700	8,244,599
Lumentum Holdings Inc (b)	2,400	2,051,904
		10,296,503
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp Class A	95,800	14,251,208
Coherent Corp (b)	15,200	5,494,344
Corning Inc	51,200	9,275,392
		29,020,944
Semiconductors & Semiconductor Equipment - 22.7%
Advanced Micro Devices Inc (b)	14,300	7,380,230
Analog Devices Inc	13,209	5,466,545
Broadcom Inc	145,501	65,005,482
Intel Corp (b)	104,493	11,983,257
KLA Corp	3,944	7,579,224
Lam Research Corp	37,400	11,899,932
MACOM Technology Solutions Holdings Inc (b)	15,500	5,651,920
Marvell Technology Inc	77,800	15,949,000
Micron Technology Inc	7,900	7,670,900
NVIDIA Corp	997,016	210,509,959
SiTime Corp (b)	7,000	4,971,400
		354,067,849
Software - 9.4%
Asapp Inc warrants 8/28/2028 (b)(c)(d)	294,232	85,327
Cadence Design Systems Inc (b)	20,000	7,498,600
Canva Inc Class A (b)(c)(d)	600	762,522
Datadog Inc Class A (b)	54,700	13,530,045
Microsoft Corp	245,594	110,576,243
Palantir Technologies Inc Class A (b)	36,100	5,651,094
Synopsys Inc (b)	18,900	8,989,218
		147,093,049
Technology Hardware, Storage & Peripherals - 6.8%
Apple Inc	315,804	98,549,796
Seagate Technology Holdings PLC	8,600	7,566,280
		106,116,076
TOTAL INFORMATION TECHNOLOGY		646,594,421
Materials - 1.8%
Chemicals - 0.6%
Corteva Inc	123,809	9,691,769
Construction Materials - 0.0%
Vulcan Materials Co	1,500	424,379
Metals & Mining - 1.2%
Alcoa Corp	164,557	12,776,206
Coeur Mining Inc	135,395	2,615,831
Steel Dynamics Inc	10,900	2,835,635
		18,227,672
TOTAL MATERIALS		28,343,820
Real Estate - 0.3%
Health Care REITs - 0.3%
Ventas Inc	48,300	4,077,486
Utilities - 0.3%
Electric Utilities - 0.2%
NRG Energy Inc	25,932	3,476,963
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	8,100	1,297,863
TOTAL UTILITIES		4,774,826
TOTAL UNITED STATES		1,356,549,443
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	37,800	1,163,625
TOTAL COMMON STOCKS (Cost $839,041,305)		1,530,782,617

Convertible Preferred Stocks - 1.5%
	Shares	Value ($)
UNITED STATES - 1.5%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series D-2 (c)(d)	2,400	394,368
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	8,000	112,800
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	26,300	48,392
Industrials - 0.2%
Aerospace & Defense - 0.2%
Anduril Industries Inc Series F (b)(c)(d)	24,819	1,711,270
Anduril Industries Inc Series G (b)(c)(d)	1,500	103,425
Anduril Industries Inc Series H (c)(d)	16,300	1,123,885
		2,938,580
Air Freight & Logistics - 0.0%
Zipline International Inc Series H (c)(d)	12,500	703,250
TOTAL INDUSTRIALS		3,641,830
Information Technology - 1.2%
Software - 1.2%
Anthropic PBC Series F (c)(d)	5,400	3,180,654
Anthropic PBC Series G (c)(d)	9,700	5,713,397
Anthropic PBC Series H (c)(d)	6,200	3,651,862
Asapp Inc Series C (b)(c)(d)	90,925	157,300
Asapp Inc Series D (b)(c)(d)	512,827	558,982
Canva Inc Series A (b)(c)(d)	106	134,712
Canva Inc Series A2 (b)(c)(d)	19	24,147
Databricks Inc Series K (c)(d)	5,033	956,270
OpenAI Group Pbc Series A-2 (c)(d)	4,000	2,750,760
World Labs Technologies Inc Series C (c)(d)	1,400	440,496
World Labs Technologies Inc Series C PRIME (c)(d)	1,070	360,515
TOTAL INFORMATION TECHNOLOGY		17,929,095
Materials - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings Inc Series C2 (b)(c)(d)	21,131	373,385
Illuminated Holdings Inc Series C3 (b)(c)(d)	26,414	466,735
Illuminated Holdings Inc Series C4 (b)(c)(d)	6,345	112,116
Illuminated Holdings Inc Series C5 (b)(c)(d)	13,150	232,361
Illuminated Holdings Inc Series E2 (c)(d)	33,105	584,965
TOTAL MATERIALS		1,769,562
TOTAL UNITED STATES		23,896,047
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,581,543)		23,896,047

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.67	12,760,435	12,762,987
Fidelity Securities Lending Cash Central Fund (e)(f)	3.67	10,723,556	10,724,629
TOTAL MONEY MARKET FUNDS (Cost $23,487,616)			23,487,616

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $880,110,464)	1,578,166,280
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(16,848,605)
NET ASSETS - 100.0%	1,561,317,675

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,266,967 or 2.1% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	102,086

Anduril Industries Inc Class B	6/16/2025	8,176

Anduril Industries Inc Series F	8/7/2024	539,481

Anduril Industries Inc Series G	4/17/2025	61,324

Anduril Industries Inc Series H	5/12/2026	1,123,929

Anthropic PBC Series F	8/18/2025	761,225

Anthropic PBC Series G	1/27/2026	2,513,623

Anthropic PBC Series H	5/28/2026	3,651,859

Asapp Inc Series C	4/30/2021	599,841

Asapp Inc Series D	8/29/2023	1,980,282

Asapp Inc warrants 8/28/2028	8/29/2023	0

Canva Inc Class A	8/19/2025 - 11/12/2025	987,684

Canva Inc Series A	9/22/2023	113,066

Canva Inc Series A2	9/22/2023	20,266

Databricks Inc Series K	9/8/2025	754,950

ElevateBio LLC Series C	3/9/2021	110,329

Epic Games Inc	3/29/2021	712,425

Illuminated Holdings Inc Series C2	7/7/2020	528,275

Illuminated Holdings Inc Series C3	7/7/2020	792,420

Illuminated Holdings Inc Series C4	1/8/2021	228,420

Illuminated Holdings Inc Series C5	6/16/2021	568,080

Illuminated Holdings Inc Series E2	6/14/2023 - 9/27/2023	556,500

OpenAI Group Pbc Series A-2	9/30/2024	751,600

Revolut Group Holdings Ltd	1/28/2026	987,067

Space Exploration Technologies Corp	11/22/2024 - 12/12/2025	2,740,709

Waymo LLC Class B	4/22/2026	115,021

Waymo LLC Series D-2	2/2/2026	394,358

World Labs Technologies Inc Series C	2/17/2026	364,334

World Labs Technologies Inc Series C PRIME	2/17/2026	361,992

Zipline International Inc Series H	12/3/2025	703,303

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,934,289	129,503,982	126,674,027	160,657	(1,257)	-	12,762,987	12,760,435	0.0%
Fidelity Securities Lending Cash Central Fund	11,779	41,757,044	31,044,194	10,073	-	-	10,724,629	10,723,556	0.0%
Total	9,946,068	171,261,026	157,718,221	170,730	(1,257)	-	23,487,616

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	177,174,683	175,640,328	1,178,996	355,359
Consumer Discretionary	161,985,005	161,869,981	-	115,024
Consumer Staples	16,456,099	13,089,517	3,366,582	-
Energy	11,524,154	11,524,154	-	-
Financials	75,105,533	74,125,785	-	979,748
Health Care	112,239,804	112,237,591	-	2,213
Industrials	160,689,660	151,709,446	8,966,424	13,790
Information Technology	732,603,181	731,755,332	-	847,849
Materials	74,152,186	73,488,109	664,077	-
Real Estate	4,077,486	4,077,486	-	-
Utilities	4,774,826	4,774,826	-	-

Convertible Preferred Stocks
Consumer Discretionary	394,368	-	-	394,368
Financials	112,800	-	-	112,800
Health Care	48,392	-	-	48,392
Industrials	3,641,830	-	-	3,641,830
Information Technology	17,929,095	-	-	17,929,095
Materials	1,769,562	-	-	1,769,562

Money Market Funds	23,487,616	23,487,616	-	-
Total Investments in Securities:	1,578,166,280	1,537,780,171	14,176,079	26,210,030
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2026 ($)
Common Stocks	1,721,857	-	(509,962)	1,102,088	-	-	-	-	2,313,983	(509,962)
Convertible Preferred Stocks	9,359,873	-	5,796,685	9,669,898	(930,409)	-	-	-	23,896,047	7,877,964
Convertible Corporate Bonds	244,923	-	3,177	-	(248,100)	-	-	-	-	-
Preferred Securities	390,959	-	(82,559)	-	(308,400)	-	-	-	-	-

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,735,615) - See accompanying schedule:
Unaffiliated issuers (cost $856,622,848)	$1,554,678,664
Fidelity Central Funds (cost $23,487,616)	23,487,616

Total Investment in Securities (cost $880,110,464)		$1,578,166,280
Foreign currency held at value (cost $)		3
Receivable for investments sold		41,728,546
Dividends receivable		652,831
Distributions receivable from Fidelity Central Funds		35,872
Other receivables		8,247
Total assets		1,620,591,779
Liabilities
Payable for investments purchased	$585,377
Payable for fund shares redeemed	47,962,662
Distributions payable	6
Other payables and accrued expenses	2,209
Collateral on securities loaned	10,723,850
Total liabilities		59,274,104
Net Assets		$1,561,317,675
Net Assets consist of:
Paid in capital		$838,612,357
Total accumulated earnings (loss)		722,705,318
Net Assets		$1,561,317,675
Net Asset Value, offering price and redemption price per share ($1,561,317,675 ÷ 85,167,538 shares)		$18.33
Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Dividends		$3,839,153
Income from Fidelity Central Funds (including $10,073 from security lending)		170,730
Security lending		1,424
Total income		4,011,307
Expenses
Custodian fees and expenses	$11,120
Independent trustees' fees and expenses	1,927
Total expenses before reductions	13,047
Expense reductions	(1,022)
Total expenses after reductions		12,025
Net Investment income (loss)		3,999,282
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	23,199,790
Fidelity Central Funds	(1,257)
Foreign currency transactions	(43,203)
Total net realized gain (loss)		23,155,330
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	176,973,804
Assets and liabilities in foreign currencies	169
Total change in net unrealized appreciation (depreciation)		176,973,973
Net gain (loss)		200,129,303
Net increase (decrease) in net assets resulting from operations		$204,128,585
Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,999,282	$8,128,936
Net realized gain (loss)	23,155,330	187,379,201
Change in net unrealized appreciation (depreciation)	176,973,973	(8,889,169)
Net increase (decrease) in net assets resulting from operations	204,128,585	186,618,968
Distributions to shareholders	(179,775,494)	(292,430,298)

Share transactions
Proceeds from sales of shares	177,674,430	204,383,875
Reinvestment of distributions	179,775,494	292,430,298
Cost of shares redeemed	(269,285,036)	(287,436,193)

Net increase (decrease) in net assets resulting from share transactions	88,164,888	209,377,980
Total increase (decrease) in net assets	112,517,979	103,566,650

Net Assets
Beginning of period	1,448,799,696	1,345,233,046
End of period	$1,561,317,675	$1,448,799,696

Other Information
Shares
Sold	11,026,248	12,667,430
Issued in reinvestment of distributions	11,349,463	17,995,711
Redeemed	(15,641,835)	(17,338,132)
Net increase (decrease)	6,733,876	13,325,009

Financial Highlights
Fidelity Advisor® Series Equity Growth Fund

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.47	$20.66	$15.62	$13.45	$19.74	$19.73
Income from Investment Operations
Net investment income (loss) A,B	.04	.10	.09	.11	.12	.17 C
Net realized and unrealized gain (loss)	2.15	2.24	5.82	2.74	(2.96)	4.20
Total from investment operations	2.19	2.34	5.91	2.85	(2.84)	4.37
Distributions from net investment income	(.14)	(.11)	(.11)	(.11)	(.20)	(.13)
Distributions from net realized gain	(2.19)	(4.43)	(.75)	(.57)	(3.26)	(4.23)
Total distributions	(2.33)	(4.53) D	(.87) D	(.68)	(3.45) D	(4.36)
Net asset value, end of period	$18.33	$18.47	$20.66	$15.62	$13.45	$19.74
Total Return E,F	13.82%	14.34%	39.78%	22.44%	(17.55)%	27.43%
Ratios to Average Net Assets B,G,H
Expenses before reductions	-% I,J	-% J	.01%	.01%	-% J	.01%
Expenses net of fee waivers, if any	- % I,J	-% J	.01%	.01%	-% J	-% J
Expenses net of all reductions, if any	-% I,J	-% J	.01%	.01%	-% J	-% J
Net investment income (loss)	.54% I	.61%	.52%	.77%	.84%	.95% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,561,318	$1,448,800	$1,345,233	$1,097,792	$982,361	$1,123,206
Portfolio turnover rate K	59 % I	89%	67%	63%	49%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .64%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity Advisor Series Equity Growth Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$2,313,983	Market comparable	Enterprise value/Revenue multiple (EV/R)	4.0 - 14.9 / 7.0	Increase
			Enterprise value/Net Income multiple (EV/NI)	28.0	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	4.6%	Decrease
			Term	0.2	Increase
			Probability rate	2.5%	Increase
		Black scholes	Discount rate	4.1%	Increase
			Term	2.0	Increase
			Volatility	65.0%	Increase
Convertible Preferred Stocks	$23,896,047	Market comparable	Enterprise value/Revenue multiple (EV/R)	6.3 - 54.1 / 16.6	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$12.76 - $338.31 / $298.12	Increase
		Black scholes	Discount rate	3.8% - 4.3% / 4.2%	Increase
			Term	2.0 - 4.0 / 3.1	Increase
			Volatility	50.0% - 75.0% / 58.5%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$726,116,496
Gross unrealized depreciation	(33,004,863)
Net unrealized appreciation (depreciation)	$693,111,633
Tax cost	$885,054,647

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Equity Growth Fund	431,755,270	523,213,303
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Series Equity Growth Fund	4,061

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Series Equity Growth Fund	13,817,868	21,656,516	345,854
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Series Equity Growth Fund	1,298	111	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Series Equity Growth Fund	4,309,018
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,022.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Series Equity Growth Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.9860269.111
AXM1-SANN-0726
Fidelity Advisor® Growth Opportunities Fund

Semi-Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Growth Opportunities Fund
Consolidated Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.1%
	Shares	Value ($)
CANADA - 1.2%
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.7%
Celestica Inc (United States) (c)	676,300	260,639,257
IT Services - 0.4%
Shopify Inc Class A (United States) (c)	1,080,100	128,218,671
Software - 0.0%
Taalas Inc warrants (c)(d)(e)	228,564	363,417
TOTAL INFORMATION TECHNOLOGY		389,221,345
Materials - 0.1%
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States) (b)	177,100	32,435,865
TOTAL CANADA		421,657,210
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (c)	67,662	15,163,731
FINLAND - 0.4%
Information Technology - 0.4%
Communications Equipment - 0.4%
Nokia Oyj ADR	9,129,900	135,487,716
GERMANY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Trade Republic Bank GmbH (d)(e)(g)	304	8,268,543
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho (f)	21,218,353	40,935,945
Financials - 0.0%
Financial Services - 0.0%
Pine Labs Ltd (c)(h)(i)	5,810,087	8,837,129
TOTAL INDIA		49,773,074
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd (c)(d)(e)	340,545	13,192,714
Rapyd Financial Network 2016 Ltd warrants 3/5/2038 (c)(d)(e)	7,115	60,406
TOTAL FINANCIALS		13,253,120
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (c)(d)(e)	299,950	2,381,603
TOTAL ISRAEL		15,634,723
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	211,870	44,512,569
NETHERLANDS - 1.0%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE ADR (c)	177,399	148,303,790
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
NXP Semiconductors NV	593,800	190,817,630
TOTAL NETHERLANDS		339,121,420
SINGAPORE - 1.7%
Consumer Discretionary - 1.7%
Broadline Retail - 1.7%
Sea Ltd Class A ADR (c)	6,598,909	597,399,232
TAIWAN - 3.2%
Information Technology - 3.2%
Semiconductors & Semiconductor Equipment - 3.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,679,200	1,121,111,240
THAILAND - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Fabrinet (c)	137,700	90,077,832
UNITED KINGDOM - 0.7%
Financials - 0.2%
Banks - 0.1%
Starling Bank Ltd (d)(e)	6,988,700	19,858,650
Financial Services - 0.1%
Revolut Group Holdings Ltd (c)(d)(e)	32,738	45,821,414
TOTAL FINANCIALS		65,680,064
Industrials - 0.5%
Aerospace & Defense - 0.5%
Rolls-Royce Holdings PLC ADR	9,424,100	169,162,595
TOTAL UNITED KINGDOM		234,842,659
UNITED STATES - 87.4%
Communication Services - 17.9%
Entertainment - 4.3%
Netflix Inc (c)	2,312,020	198,879,960
ROBLOX Corp Class A (c)	9,378,500	442,196,275
Roku Inc Class A (c)	6,837,927	890,161,337
Spotify Technology SA (c)	4,200	2,090,256
		1,533,327,828
Interactive Media & Services - 13.6%
Alphabet Inc Class A	3,785,160	1,439,647,754
Alphabet Inc Class C	4,261,137	1,604,019,802
Epic Games Inc (c)(d)(e)	56,200	24,808,928
Meta Platforms Inc Class A	2,731,185	1,727,501,824
		4,795,978,308
TOTAL COMMUNICATION SERVICES		6,329,306,136
Consumer Discretionary - 9.2%
Automobiles - 0.2%
Neutron Holdings Inc (c)(e)	1,413	17,663
Rad Power Bikes Inc (c)(d)(e)	382,384	3
Rad Power Bikes Inc warrants 10/6/2033 (c)(d)(e)	449,400	4
Tesla Inc (c)	174,740	76,149,945
		76,167,615
Broadline Retail - 6.3%
Amazon.com Inc (c)	8,066,940	2,183,236,642
Hotels, Restaurants & Leisure - 0.2%
Hilton Worldwide Holdings Inc	263,700	86,403,942
Specialty Retail - 2.5%
Carvana Co Class A (c)	11,029,400	805,146,200
O'Reilly Automotive Inc (c)	1,107,100	96,184,848
		901,331,048
Textiles, Apparel & Luxury Goods - 0.0%
Bombas LLC (d)(e)	5,086,874	13,480,216
TOTAL CONSUMER DISCRETIONARY		3,260,619,463
Consumer Staples - 0.5%
Beverages - 0.4%
Coca-Cola Co/The	1,747,800	138,093,678
Tobacco - 0.1%
JUUL Labs Inc Class A (c)(d)(e)	19,087,368	39,319,978
JUUL Labs Inc Class B (c)(d)(e)	2,772	5,710
		39,325,688
TOTAL CONSUMER STAPLES		177,419,366
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Exxon Mobil Corp	246,300	35,777,538
Financials - 3.4%
Capital Markets - 0.0%
Bank of New York Mellon Corp/The	25,000	3,485,750
Robinhood Markets Inc Class A (c)	136,300	12,853,090
		16,338,840
Financial Services - 3.4%
Affirm Holdings Inc Class A (c)	4,410,100	324,803,865
Apollo Global Management Inc (b)	2,914,300	375,099,553
Visa Inc Class A	1,458,161	475,885,424
		1,175,788,842
TOTAL FINANCIALS		1,192,127,682
Health Care - 4.9%
Biotechnology - 1.3%
Alnylam Pharmaceuticals Inc (c)	635,135	191,798,067
Insmed Inc (c)	905,400	96,796,314
Nuvalent Inc Class A (c)	348,876	38,512,422
Revolution Medicines Inc (c)	20,500	3,228,340
Spyre Therapeutics Inc (c)	47,000	3,454,500
Vaxcyte Inc (c)	1,477,243	75,930,290
Viking Therapeutics Inc (b)(c)	1,062,178	34,775,708
		444,495,641
Health Care Equipment & Supplies - 0.2%
Blink Health LLC Class A1 (c)(d)(e)	72,562	2,731,959
Boston Scientific Corp (c)	143,600	6,937,316
Intuitive Surgical Inc (c)	155,700	66,116,448
		75,785,723
Health Care Providers & Services - 0.5%
McKesson Corp	3,200	2,375,808
UnitedHealth Group Inc	481,700	183,195,327
		185,571,135
Pharmaceuticals - 2.9%
Eli Lilly & Co	918,400	1,014,832,000
Structure Therapeutics Inc ADR (c)	733,500	28,855,890
		1,043,687,890
TOTAL HEALTH CARE		1,749,540,389
Industrials - 4.0%
Aerospace & Defense - 1.9%
Anduril Industries Inc Class B (d)(e)	15,293	1,054,452
Anduril Industries Inc Class C (d)(e)	7	483
Axon Enterprise Inc (c)	381,200	171,052,064
Beta Technologies Inc Class A (c)	3,154,168	57,847,441
GE Aerospace	254,300	82,332,168
Relativity Space Inc (c)(d)(e)	14,840	15,730
Space Exploration Technologies Corp (c)(e)	2,566,105	346,424,176
		658,726,514
Construction & Engineering - 0.3%
Comfort Systems USA Inc	54,600	99,820,266
Electrical Equipment - 0.3%
GE Vernova Inc	120,800	116,973,056
Ground Transportation - 0.1%
Uber Technologies Inc (c)	1,139,700	80,234,880
Machinery - 0.4%
Caterpillar Inc	151,500	132,694,305
Passenger Airlines - 1.0%
Delta Air Lines Inc	1,963,600	161,957,728
United Airlines Holdings Inc (c)	1,533,100	175,999,880
		337,957,608
TOTAL INDUSTRIALS		1,426,406,629
Information Technology - 46.1%
Communications Equipment - 1.6%
Arista Networks Inc (c)	1,941,000	309,531,270
Ciena Corp (c)	180,000	104,441,400
Lumentum Holdings Inc (c)	164,200	140,384,432
		554,357,102
Electronic Equipment, Instruments & Components - 3.5%
Amphenol Corp Class A	417,400	62,092,424
Coherent Corp (c)	631,800	228,376,746
Corning Inc	851,500	154,257,740
Flex Ltd (c)	5,156,387	777,480,032
Keysight Technologies Inc (c)	89,200	30,179,036
		1,252,385,978
IT Services - 0.6%
Cloudflare Inc Class A (c)	481,400	116,412,148
CoreWeave Inc Class A (c)	441,500	48,357,495
MongoDB Inc Class A (c)	137,100	46,003,905
Twilio Inc Class A (c)	92,700	17,672,328
		228,445,876
Semiconductors & Semiconductor Equipment - 22.1%
Advanced Micro Devices Inc (c)	780,800	402,970,880
Astera Labs Inc (c)	601,006	206,054,907
Broadcom Inc	1,978,200	883,800,414
Cerebras Systems Inc Class A (b)(c)	136,800	32,420,232
Cerebras Systems Inc Class B (f)	1,250,100	296,261,199
Credo Technology Group Holding Ltd (c)	310,339	73,249,314
Intel Corp (c)	987,800	113,280,904
KLA Corp	68,260	131,175,925
Lam Research Corp	567,700	180,630,786
Marvell Technology Inc	491,073	100,669,965
Micron Technology Inc	473,700	459,962,700
NVIDIA Corp	23,363,920	4,933,058,069
		7,813,535,295
Software - 11.7%
AppLovin Corp Class A (c)	1,912,300	1,172,412,007
Atlassian Corp Class A (c)	36,700	3,949,287
Cadence Design Systems Inc (c)	49,100	18,409,063
Canva Inc Class A (c)(d)(e)	6,954	8,837,630
Celestial AI Inc (d)(e)	223,738	6,712
Celestial AI Inc (Milestone 1) rights (c)(d)(e)	223,738	854,679
Celestial AI Inc (Milestone 2) rights (c)(d)(e)	223,738	481,037
Celestial AI Inc (Milestone 3) rights (c)(d)(e)	223,738	102,919
Celestial AI Inc escrow shares (d)(e)	223,738	1
Figma Inc Class A (b)	536,200	13,673,100
Microsoft Corp	5,714,615	2,572,948,258
OpenAI Group Pbc Class A (d)(e)	6,000	4,126,140
Palantir Technologies Inc Class A (c)	629,200	98,494,968
Palo Alto Networks Inc (c)	17,300	4,873,237
Synopsys Inc (c)	523,500	248,987,070
		4,148,156,108
Technology Hardware, Storage & Peripherals - 6.6%
Apple Inc	4,049,260	1,263,612,076
Dell Technologies Inc Class C	64,400	27,106,604
Sandisk Corp/DE (c)	143,000	242,382,140
Seagate Technology Holdings PLC	285,100	250,830,980
Western Digital Corp	1,057,400	561,701,454
		2,345,633,254
TOTAL INFORMATION TECHNOLOGY		16,342,513,613
Utilities - 1.3%
Electric Utilities - 1.0%
Constellation Energy Corp	44,900	12,919,975
NRG Energy Inc	2,479,200	332,411,136
		345,331,111
Independent Power and Renewable Electricity Producers - 0.3%
Fervo Energy Co (c)	137,300	5,033,418
Vistra Corp	712,900	114,227,967
		119,261,385
TOTAL UTILITIES		464,592,496
TOTAL UNITED STATES		30,978,303,312
TOTAL COMMON STOCKS (Cost $15,228,804,789)		34,051,353,261

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (e)	842,600	1,359,956
Neutron Holdings Inc 4% 6/12/2027 (e)	231,600	373,802
Neutron Holdings Inc 8% 10/29/2026 (e)(j)	16,000,106	20,048,133
TOTAL CONSUMER DISCRETIONARY		21,781,891
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (d)(e)	1,966,000	2,005,320
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (d)(e)	122,289	0
TOTAL UNITED STATES		23,787,211
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $19,162,595)		23,787,211

Convertible Preferred Stocks - 3.4%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (c)(d)(e)	16,900	1,367,886
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (c)(d)(e)	116,411	36,967,477
ESTONIA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Bolt Technology OU Series E (c)(d)(e)	290,611	59,397,480
INDIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Valuedrive Technologies Pvt Ltd Series A (d)(e)	277	370,817
Valuedrive Technologies Pvt Ltd Series B (d)(e)	556	744,312
Valuedrive Technologies Pvt Ltd Series C (d)(e)	2	2,677
Valuedrive Technologies Pvt Ltd Series C1 (d)(e)	2	2,677
Valuedrive Technologies Pvt Ltd Series G (d)(e)	3,562,700	1,324,811
Valuedrive Technologies Pvt Ltd Series S2 (d)(e)	135	180,723

TOTAL INDIA		2,626,017
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd Series F (c)(d)(e)	23,715	884,095
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (c)(d)(e)	141,900	3,331,812
Element Labs Inc Series B (d)(e)	119,800	2,891,972
Element Labs Inc Series C (d)(e)	14,347	396,981
TOTAL INDUSTRIALS		6,620,765
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (c)(d)(e)	501,100	6,348,937
Xsight Labs Ltd Series F (d)(e)	999,833	10,278,284
Xsight Labs Ltd Series G (d)(e)	42,400	710,624
TOTAL INFORMATION TECHNOLOGY		17,337,845
TOTAL ISRAEL		24,842,705
UNITED KINGDOM - 0.0%
Information Technology - 0.0%
Software - 0.0%
Nscale Limited Series B (d)	156,000	3,180,840
UNITED STATES - 3.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc Series 1C (c)(e)	19,277	240,963
Rad Power Bikes Inc Series A (c)(d)(e)	49,852	0
Rad Power Bikes Inc Series C (c)(d)(e)	196,163	1
Rad Power Bikes Inc Series D (c)(d)(e)	415,700	4
Waymo LLC Series A2 (c)(d)(e)	47,838	8,071,706
Waymo LLC Series C2 (c)(d)(e)	103,289	16,972,448
TOTAL CONSUMER DISCRETIONARY		25,285,122
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (c)(d)(e)	70,400	2,984,256
Tobacco - 0.0%
JUUL Labs Inc Series C (c)(d)(e)	566,439	1,166,865
JUUL Labs Inc Series D (c)(d)(e)	3,671	7,562
		1,174,427
TOTAL CONSUMER STAPLES		4,158,683
Financials - 0.0%
Financial Services - 0.0%
Sunday Robotics, Inc Series B (d)(e)	19,400	1,262,746
Tenstorrent Holdings Inc Series C1 (c)(d)(e)	63,679	4,563,874
Tenstorrent Holdings Inc Series D1 (c)(d)(e)	102,224	7,731,201
TOTAL FINANCIALS		13,557,821
Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (c)(d)(e)	234,164	8,816,275
Blink Health LLC Series D (c)(d)(e)	50,268	1,892,590
		10,708,865
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (c)(d)(e)(g)	764,320	3,752,811
Health Care Technology - 0.3%
Aledade Inc Series E1 (c)(d)(e)	153,312	4,915,183
Oura Inc Series D (d)(e)	315,308	18,190,119
Oura Inc Series E (d)(e)	1,050,847	60,623,363
		83,728,665
TOTAL HEALTH CARE		98,190,341
Industrials - 1.5%
Aerospace & Defense - 1.4%
Anduril Industries Inc Series F (c)(d)(e)	556,061	38,340,406
Anduril Industries Inc Series G (c)(d)(e)	143,300	9,880,535
Space Exploration Technologies Corp Series I (c)(e)	16,438	110,956,500
Space Exploration Technologies Corp Series N (c)(e)	51,400	346,950,000
		506,127,441
Air Freight & Logistics - 0.1%
Zipline International Inc Series G (c)(d)(e)	191,430	10,769,852
Zipline International Inc Series H (d)(e)	218,700	12,304,062
		23,073,914
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (d)(e)	89,800	2,046,542
TOTAL INDUSTRIALS		531,247,897
Information Technology - 1.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series E (d)(e)	223,896	5,279,468
Electronic Equipment, Instruments & Components - 0.1%
Cellink Corp Series D (c)(d)(e)	380,829	1,504,275
Enevate Corp Series E (c)(d)(e)	7,873,996	78
Vast Data Ltd Series A (c)(d)(e)	54,250	3,212,685
Vast Data Ltd Series A1 (c)(d)(e)	133,528	7,907,528
Vast Data Ltd Series A2 (c)(d)(e)	153,600	9,096,192
Vast Data Ltd Series B (c)(d)(e)	122,222	7,237,987
Vast Data Ltd Series C (c)(d)(e)	3,563	211,001
Vast Data Ltd Series E (c)(d)(e)	116,791	6,916,363
		36,086,109
IT Services - 0.0%
Gupshup Inc (c)(d)(e)	509,400	3,255,066
Yanka Industries Inc Series E (c)(d)(e)	341,047	484,286
Yanka Industries Inc Series F (c)(d)(e)	380,955	918,102
		4,657,454
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc Series B (c)(d)(e)	1,198,500	8,796,990
SiMa Technologies Inc Series B1 (c)(d)(e)	171,099	1,418,411
		10,215,401
Software - 1.0%
Anthropic PBC Series D (c)(d)(e)	66,894	41,670,948
Anthropic PBC Series E (c)(d)(e)	32,500	19,142,825
Anthropic PBC Series F (d)(e)	96,000	56,544,960
Anthropic PBC Series G (d)(e)	65,200	38,403,452
Anthropic PBC Series H (d)(e)	39,000	22,971,390
Crusoe Energy Systems LLC Series D (c)(d)(e)	276,930	33,760,537
Crusoe Energy Systems LLC Series E (d)(e)	48,719	5,939,333
Databricks Inc Series G (c)(d)(e)	181,200	34,428,000
Databricks Inc Series H (c)(d)(e)	29,917	5,684,230
Databricks Inc Series H (d)	2,435	462,650
Databricks Inc Series I (d)	2,463	467,970
Databricks Inc Series J (d)	26,102	4,959,380
Databricks Inc Series K (d)	14,200	2,698,000
Databricks Inc Series L (d)	32,700	6,213,000
Density AI Inc (d)(e)	703,100	1,223,394
Lyte AI Inc Series B (c)(d)(e)	290,100	3,339,051
MOLOCO Inc Series A (c)(d)(e)	265,144	19,132,791
OpenAI Group Pbc Series A-2 (d)(e)	21,477	14,769,518
OpenAI Group Pbc Series A-3 (d)(e)	15,583	10,716,273
Physical Intelligence Inc Series B (d)(e)	9,900	4,590,036
Physical Intelligence Inc Series C (d)	1,041	523,498
Runway AI Inc Series D (c)(d)(e)	744,630	10,893,937
Skyryse Inc Series B (c)(d)(e)	244,100	5,670,443
		344,205,616
TOTAL INFORMATION TECHNOLOGY		400,444,048
Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (c)(d)(e)	674,317	22,845,860
TOTAL UNITED STATES		1,095,729,772
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $535,685,398)		1,224,112,177

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (d)(e)(k)	1,131,936	1,129,219
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (d)(e)	449,400	110,702
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (d)(e)(k)	461,149	16,217
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (d)(e)	1,491,936	2,224,560
TOTAL INFORMATION TECHNOLOGY		2,240,777
TOTAL UNITED STATES		2,351,479
TOTAL PREFERRED SECURITIES (Cost $3,534,420)		3,480,698

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (l)(m) (Cost $75,487,834)	3.67	75,480,286	75,487,834

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $15,862,675,036)	35,378,221,181
NET OTHER ASSETS (LIABILITIES) - 0.2%	72,969,938
NET ASSETS - 100.0%	35,451,191,119

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,765,089,915 or 5.0% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $337,197,144 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,837,129 or 0.0% of net assets.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,837,129 or 0.0% of net assets.

(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series E1	5/20/2022	7,637,145

Anduril Industries Inc Class B	6/16/2025	625,221

Anduril Industries Inc Class C	6/16/2025	285

Anduril Industries Inc Series F	8/7/2024	12,086,876

Anduril Industries Inc Series G	4/17/2025	5,858,505

Anthropic PBC Series D	5/31/2024	2,007,121

Anthropic PBC Series E	2/14/2025	1,822,811

Anthropic PBC Series F	8/18/2025	13,532,890

Anthropic PBC Series G	1/27/2026	16,895,693

Anthropic PBC Series H	5/28/2026	22,971,372

Astranis Space Technologies Corp Series E	2/10/2026	4,306,351

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	2,072,748

Blink Health LLC Series C	11/7/2019 - 7/14/2021	8,939,445

Blink Health LLC Series D	6/17/2024 - 6/25/2024	2,111,256

Bolt Technology OU Series E	1/3/2022	75,499,721

Bombas LLC	2/16/2021 - 11/12/2021	24,316,177

Bytedance Ltd Series E1	11/18/2020	12,755,640

Canva Inc Class A	12/23/2024 - 11/12/2025	10,292,736

Celestial AI Inc	2/25/2025	5,752

Celestial AI Inc (Milestone 1) rights	2/25/2025	465,624

Celestial AI Inc (Milestone 2) rights	2/25/2025	357,777

Celestial AI Inc (Milestone 3) rights	2/25/2025	104,423

Celestial AI Inc escrow shares	2/25/2025	0

Cellink Corp Series D	1/20/2022	7,930,345

Crusoe Energy Systems LLC Series D	12/10/2024	8,078,558

Crusoe Energy Systems LLC Series E	10/8/2025	4,092,798

Databricks Inc Series G	2/1/2021	10,713,021

Databricks Inc Series H	8/31/2021	2,198,425

Density AI Inc	12/5/2025	1,047,608

Diamond Foundry Inc Series C	3/15/2021	16,183,608

Element Labs Inc Series A	2/11/2025	523,412

Element Labs Inc Series B	6/27/2025	1,051,713

Element Labs Inc Series C	4/16/2026	398,017

Empower Semiconductor Inc Series D	6/27/2025	720,716

Enevate Corp 10% 5/12/2199	11/12/2024	122,289

Enevate Corp 6%	11/2/2023 - 10/31/2025	461,149

Enevate Corp Series E	1/29/2021	8,729,781

Epic Games Inc	7/13/2020 - 3/29/2021	45,614,000

GoBrands Inc Series G	3/2/2021	17,580,098

Gupshup Inc	6/8/2021	11,647,533

JUUL Labs Inc Class A	2/23/2024	19,373,106

JUUL Labs Inc Class B	11/21/2017	0

JUUL Labs Inc Series C	5/22/2015	0

JUUL Labs Inc Series D	6/25/2018	0

Lyte AI Inc Series B	8/13/2024	3,680,238

MOLOCO Inc Series A	6/26/2023	15,908,640

Neutron Holdings Inc	2/4/2021	4,750

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	842,600

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	231,600

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 4/27/2026	16,000,106

Neutron Holdings Inc Series 1C	7/3/2018	1,184,309

OpenAI Group Pbc Class A	9/3/2025	2,580,000

OpenAI Group Pbc Series A-2	9/30/2024	4,034,677

OpenAI Group Pbc Series A-3	8/4/2025	4,781,800

Oura Inc Series D	12/18/2024	8,100,263

Oura Inc Series E	9/24/2025	56,293,874

Physical Intelligence Inc Series B	10/24/2025	2,688,437

Rad Power Bikes Inc	1/21/2021	1,844,560

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	449,400

Rad Power Bikes Inc Series A	1/21/2021	240,478

Rad Power Bikes Inc Series C	1/21/2021	946,259

Rad Power Bikes Inc Series D	9/17/2021	3,983,986

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Rapyd Financial Network 2016 Ltd	3/30/2021	24,999,987

Rapyd Financial Network 2016 Ltd Series F	3/6/2025	1,038,190

Rapyd Financial Network 2016 Ltd warrants 3/5/2038	3/6/2025	0

Relativity Space Inc	5/27/2021	24,397,409

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	30,689,166

Runway AI Inc Series D	9/6/2024	8,073,112

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 4/5/2026	1,491,936

SiMa Technologies Inc Series B	5/10/2021	6,145,189

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	1,213,246

Skyryse Inc Series B	10/21/2021	6,024,381

Space Exploration Technologies Corp	2/16/2021 - 12/12/2025	55,927,874

Space Exploration Technologies Corp Series I	4/5/2018	2,778,022

Space Exploration Technologies Corp Series N	8/4/2020	13,878,000

Starling Bank Ltd	6/18/2021 - 4/5/2022	13,359,047

Sunday Robotics, Inc Series B	2/3/2026	1,209,520

Taalas Inc 0%	12/23/2025	1,131,935

Taalas Inc Series B	2/19/2025	928,036

Taalas Inc warrants	12/23/2025	228,564

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	1,966,000

Tenstorrent Holdings Inc Series C1	4/23/2021	3,786,046

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	8,057,956

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	21,938,437

Trade Republic Bank GmbH	12/16/2025	8,327,735

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	366,141

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	734,925

Valuedrive Technologies Pvt Ltd Series C	2/12/2026	2,403

Valuedrive Technologies Pvt Ltd Series C1	2/12/2026	2,403

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	1,486,277

Valuedrive Technologies Pvt Ltd Series S2	2/12/2026	162,188

Vast Data Ltd Series A	11/28/2023	596,750

Vast Data Ltd Series A1	11/28/2023	1,468,808

Vast Data Ltd Series A2	11/28/2023	1,689,600

Vast Data Ltd Series B	11/28/2023	1,344,442

Vast Data Ltd Series C	11/28/2023	39,193

Vast Data Ltd Series E	11/28/2023	2,569,402

Waymo LLC Series A2	5/8/2020	4,107,715

Waymo LLC Series C2	10/18/2024	8,077,334

Xsight Labs Ltd Series D	2/16/2021	4,006,796

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	4,629,225

Xsight Labs Ltd Series G	5/7/2026	714,015

Xsight Labs Ltd warrants 7/24/2032	1/11/2024 - 12/30/2024	0

Yanka Industries Inc Series E	5/15/2020	4,119,575

Yanka Industries Inc Series F	4/8/2021	12,143,626

Zipline International Inc Series G	6/7/2024	8,029,780

Zipline International Inc Series H	12/3/2025	12,304,994

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc Class B	11/10/2026

Meesho	6/9/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	68,862,712	2,332,945,150	2,401,803,533	1,059,973	(4,329)	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	348,130,098	1,648,765,506	1,921,425,815	192,579	18,045	-	75,487,834	75,480,286	0.2%
Total	416,992,810	3,981,710,656	4,323,229,348	1,252,552	13,716	-	75,487,834

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	6,329,306,136	6,304,497,208	-	24,808,928
Consumer Discretionary	3,898,954,640	3,885,456,754	17,663	13,480,223
Consumer Staples	177,419,366	138,093,678	-	39,325,688
Energy	35,777,538	35,777,538	-	-
Financials	1,288,166,538	1,200,964,811	-	87,201,727
Health Care	1,913,007,910	1,910,275,951	-	2,731,959
Industrials	1,595,569,224	1,248,074,383	346,424,176	1,070,665
Information Technology	18,316,123,548	18,298,969,410	-	17,154,138
Materials	32,435,865	32,435,865	-	-
Utilities	464,592,496	464,592,496	-	-

Convertible Corporate Bonds
Consumer Discretionary	21,781,891	-	21,781,891	-
Financials	2,005,320	-	-	2,005,320
Information Technology	-	-	-	-

Convertible Preferred Stocks
Communication Services	36,967,477	-	-	36,967,477
Consumer Discretionary	27,911,139	-	240,963	27,670,176
Consumer Staples	4,158,683	-	-	4,158,683
Financials	14,441,916	-	-	14,441,916
Health Care	98,190,341	-	-	98,190,341
Industrials	537,868,662	-	457,906,500	79,962,162
Information Technology	481,728,099	-	-	481,728,099
Materials	22,845,860	-	-	22,845,860

Preferred Securities
Consumer Discretionary	110,702	-	-	110,702
Information Technology	3,369,996	-	-	3,369,996

Money Market Funds	75,487,834	75,487,834	-	-
Total Investments in Securities:	35,378,221,181	33,594,625,928	826,371,193	957,224,060
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2026 ($)
Common Stocks	236,444,427	(578,134)	(12,234,886)	19,326,243	(12,070,920)	-	-	(45,113,401)	185,773,329	(7,362,698)
Convertible Preferred Stocks	774,523,516	1,666,702	137,440,672	139,624,655	(142,852,451)	-	-	(144,438,381)	765,964,713	237,387,660
Convertible Corporate Bonds	32,330,378	-	(34,164)	1,966,000	-	-	-	(32,256,894)	2,005,320	(34,164)
Preferred Securities	1,741,229	-	521,882	1,217,587	-	-	-	-	3,480,698	521,882

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $106,241,419) - See accompanying schedule:
Unaffiliated issuers (cost $15,787,187,202)	$35,302,733,347
Fidelity Central Funds (cost $75,487,834)	75,487,834

Total Investment in Securities (cost $15,862,675,036)		$35,378,221,181
Foreign currency held at value (cost $24,652,011)		24,859,189
Receivable for investments sold		292,150,797
Receivable for fund shares sold		31,437,728
Dividends receivable		9,919,659
Interest receivable		477,278
Distributions receivable from Fidelity Central Funds		177,126
Prepaid expenses		3,742
Other receivables		494,328
Total assets		35,737,741,028
Liabilities
Payable to custodian bank	$10,474,551
Payable for investments purchased	147,350,496
Payable for fund shares redeemed	27,189,648
Accrued management fee	21,269,562
Distribution and service plan fees payable	4,494,072
Other payables and accrued expenses	321,037
Collateral on securities loaned	75,450,543
Total liabilities		286,549,909
Net Assets		$35,451,191,119
Net Assets consist of:
Paid in capital		$13,581,512,505
Total accumulated earnings (loss)		21,869,678,614
Net Assets		$35,451,191,119

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($7,420,615,219 ÷ 30,485,176 shares)(a)		$243.42
Maximum offering price per share (100/94.25 of $243.42)		$258.27
Class M :
Net Asset Value and redemption price per share ($4,331,005,217 ÷ 18,242,620 shares)(a)		$237.41
Maximum offering price per share (100/96.50 of $237.41)		$246.02
Class C :
Net Asset Value and offering price per share ($1,600,226,670 ÷ 8,440,832 shares)(a)		$189.58
Class I :
Net Asset Value, offering price and redemption price per share ($15,808,386,974 ÷ 57,949,851 shares)		$272.79
Class Z :
Net Asset Value, offering price and redemption price per share ($6,290,957,039 ÷ 22,660,753 shares)		$277.61
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Dividends		$50,166,685
Interest		725,688
Income from Fidelity Central Funds (including $192,579 from security lending)		1,252,552
Security lending		4,015
Total income		52,148,940
Expenses
Management fee
Basic fee	$93,632,132
Performance adjustment	22,628,683
Distribution and service plan fees	24,581,238
Custodian fees and expenses	69,318
Independent trustees' fees and expenses	39,844
Registration fees	330,342
Audit fees	58,918
Legal	17,544
Interest	105,451
Miscellaneous	1,777,666
Total expenses before reductions	143,241,136
Expense reductions	(4,655)
Total expenses after reductions		143,236,481
Net Investment income (loss)		(91,087,541)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $692,642)	2,228,400,648
Redemptions in-kind	357,417,657
Fidelity Central Funds	13,716
Foreign currency transactions	164,273
Total net realized gain (loss)		2,585,996,294
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $616,587)	2,778,988,213
Assets and liabilities in foreign currencies	183,483
Total change in net unrealized appreciation (depreciation)		2,779,171,696
Net gain (loss)		5,365,167,990
Net increase (decrease) in net assets resulting from operations		$5,274,080,449
Consolidated Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(91,087,541)	$(106,374,306)
Net realized gain (loss)	2,585,996,294	1,416,414,036
Change in net unrealized appreciation (depreciation)	2,779,171,696	4,055,522,708
Net increase (decrease) in net assets resulting from operations	5,274,080,449	5,365,562,438
Distributions to shareholders	(1,138,443,831)	-

Share transactions - net increase (decrease)	955,640,134	59,082,577
Total increase (decrease) in net assets	5,091,276,752	5,424,645,015

Net Assets
Beginning of period	30,359,914,367	24,935,269,352
End of period	$35,451,191,119	$30,359,914,367

Consolidated Financial Highlights
Fidelity Advisor® Growth Opportunities Fund Class A

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$215.74	$178.02	$120.74	$96.87	$159.95	$141.06
Income from Investment Operations
Net investment income (loss) A,B	(.74)	(.95)	(.52)	(.29)	(.38)	(1.06)
Net realized and unrealized gain (loss)	37.01	38.67	57.80	24.16	(48.08)	27.68
Total from investment operations	36.27	37.72	57.28	23.87	(48.46)	26.62
Distributions from net realized gain	(8.59)	-	-	-	(14.62)	(7.73)
Total distributions	(8.59)	-	-	-	(14.62)	(7.73)
Net asset value, end of period	$243.42	$215.74	$178.02	$120.74	$96.87	$159.95
Total Return C,D,E	17.40%	21.19%	47.44%	24.64%	(33.31)%	19.60%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.05% H	.96%	.75%	.72%	.89%	1.04%
Expenses net of fee waivers, if any	1.05 % H	.96%	.74%	.72%	.89%	1.04%
Expenses net of all reductions, if any	1.05% H	.96%	.74%	.72%	.89%	1.04%
Net investment income (loss)	(.71)% H	(.51)%	(.34)%	(.27)%	(.35)%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$7,420,615	$6,243,270	$4,999,430	$3,383,576	$2,749,192	$4,184,435
Portfolio turnover rate I	80 % H,J	57%	56%	50% J	75%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Opportunities Fund Class M

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$210.88	$174.45	$118.60	$95.39	$157.62	$139.13
Income from Investment Operations
Net investment income (loss) A,B	(.98)	(1.39)	(.87)	(.53)	(.64)	(1.41)
Net realized and unrealized gain (loss)	36.10	37.82	56.72	23.74	(47.42)	27.31
Total from investment operations	35.12	36.43	55.85	23.21	(48.06)	25.90
Distributions from net realized gain	(8.59)	-	-	-	(14.17)	(7.41)
Total distributions	(8.59)	-	-	-	(14.17)	(7.41)
Net asset value, end of period	$237.41	$210.88	$174.45	$118.60	$95.39	$157.62
Total Return C,D,E	17.25%	20.88%	47.09%	24.33%	(33.47)%	19.31%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.30% H	1.21%	.99%	.96%	1.13%	1.28%
Expenses net of fee waivers, if any	1.30 % H	1.21%	.99%	.96%	1.13%	1.28%
Expenses net of all reductions, if any	1.30% H	1.21%	.99%	.96%	1.13%	1.28%
Net investment income (loss)	(.96)% H	(.76)%	(.59)%	(.51)%	(.59)%	(.93)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,331,005	$3,870,400	$3,443,069	$2,513,293	$2,136,186	$3,480,610
Portfolio turnover rate I	80 % H,J	57%	56%	50% J	75%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Opportunities Fund Class C

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$170.49	$141.75	$96.86	$78.30	$132.10	$118.14
Income from Investment Operations
Net investment income (loss) A,B	(1.20)	(1.88)	(1.32)	(.88)	(.99)	(1.85)
Net realized and unrealized gain (loss)	28.88	30.62	46.21	19.44	(39.09)	23.04
Total from investment operations	27.68	28.74	44.89	18.56	(40.08)	21.19
Distributions from net realized gain	(8.59)	-	-	-	(13.72)	(7.23)
Total distributions	(8.59)	-	-	-	(13.72)	(7.23)
Net asset value, end of period	$189.58	$170.49	$141.75	$96.86	$78.30	$132.10
Total Return C,D,E	16.96%	20.28%	46.35%	23.70%	(33.81)%	18.70%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.80% H	1.71%	1.50%	1.48%	1.65%	1.80%
Expenses net of fee waivers, if any	1.80 % H	1.71%	1.49%	1.47%	1.64%	1.80%
Expenses net of all reductions, if any	1.80% H	1.71%	1.49%	1.47%	1.64%	1.80%
Net investment income (loss)	(1.46)% H	(1.26)%	(1.09)%	(1.02)%	(1.10)%	(1.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,600,227	$1,437,009	$1,275,109	$925,151	$827,607	$1,412,597
Portfolio turnover rate I	80 % H,J	57%	56%	50% J	75%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Opportunities Fund Class I

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$240.47	$197.94	$133.91	$107.16	$175.33	$153.77
Income from Investment Operations
Net investment income (loss) A,B	(.54)	(.54)	(.15)	(.02)	(.12)	(.74)
Net realized and unrealized gain (loss)	41.45	43.07	64.18	26.77	(53.08)	30.27
Total from investment operations	40.91	42.53	64.03	26.75	(53.20)	29.53
Distributions from net realized gain	(8.59)	-	-	-	(14.97)	(7.97)
Total distributions	(8.59)	-	-	-	(14.97)	(7.97)
Net asset value, end of period	$272.79	$240.47	$197.94	$133.91	$107.16	$175.33
Total Return C,D	17.55%	21.49%	47.82%	24.96%	(33.15)%	19.90%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.80% G	.71%	.50%	.47%	.64%	.79%
Expenses net of fee waivers, if any	.80 % G	.71%	.49%	.47%	.64%	.79%
Expenses net of all reductions, if any	.80% G	.71%	.49%	.47%	.64%	.79%
Net investment income (loss)	(.46)% G	(.26)%	(.09)%	(.02)%	(.10)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$15,808,387	$13,396,909	$10,638,599	$7,615,393	$6,873,035	$12,620,334
Portfolio turnover rate H	80 % G,I	57%	56%	50% I	75%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Opportunities Fund Class Z

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$244.44	$200.97	$135.80	$108.54	$177.37	$155.40
Income from Investment Operations
Net investment income (loss) A,B	(.41)	(.30)	.04	.13	.03	(.54)
Net realized and unrealized gain (loss)	42.17	43.77	65.13	27.13	(53.71)	30.58
Total from investment operations	41.76	43.47	65.17	27.26	(53.68)	30.04
Distributions from net realized gain	(8.59)	-	-	-	(15.15)	(8.07)
Total distributions	(8.59)	-	-	-	(15.15)	(8.07)
Net asset value, end of period	$277.61	$244.44	$200.97	$135.80	$108.54	$177.37
Total Return C,D	17.61%	21.63%	47.99%	25.12%	(33.06)%	20.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.69% G	.60%	.38%	.35%	.52%	.67%
Expenses net of fee waivers, if any	.69 % G	.60%	.38%	.34%	.51%	.67%
Expenses net of all reductions, if any	.69% G	.60%	.38%	.34%	.51%	.67%
Net investment income (loss)	(.34)% G	(.14)%	.02%	.11%	.03%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,290,957	$5,412,327	$4,579,062	$2,844,199	$2,329,940	$3,827,686
Portfolio turnover rate H	80 % G,I	57%	56%	50% I	75%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity Advisor Growth Opportunities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$185,773,329	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 31.1 / 6.5	Increase
			Enterprise value/Net Income multiple (EV/NI)	13.5 - 38.2 / 25.2	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	4.5% - 20.0% / 12.4%	Decrease
			Term	0.0 - 3.0 / 3.0	Increase
		Market approach	Transaction price	$1.00 - $16.84 / $14.74	Increase
			Discount rate	80.0%	Decrease
			Premium rate	95.0%	Increase
		Black scholes	Discount rate	3.8% - 4.3% / 4.2%	Increase
			Term	1.8 - 5.0 / 4.2	Increase
			Volatility	50.0% - 80.0% / 70.6%	Increase
Convertible Corporate Bonds	$2,005,320	Market comparable	Enterprise value/Revenue multiple (EV/R)	13.5	Increase
			Probability rate	0.0% - 50.0% / 20.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.7%	Increase
			Term	0.3	Increase
			Volatility	80.0%	Increase
Convertible Preferred Stocks	$765,964,713	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.8 - 54.1 / 15.7	Increase
			Enterprise value/Gross Profit multiple (EV/GP)	7.9 - 11.5 / 11.4	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$1.49 - $502.90 / $84.65	Increase
			Premium rate	5.0% - 95.0% / 62.2%	Increase
		Black scholes	Discount rate	3.7% - 4.3% / 4.2%	Increase
			Term	0.3 - 5.0 / 3.6	Increase
			Volatility	50.0% - 90.0% / 74.6%	Increase
Preferred Securities	$3,480,698	Recovery value	Recovery value	$0.00 - $3.30 / $2.88	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	17.6% - 37.9% / 31.0%	Decrease
			Probability rate	10.0% - 70.0% / 33.3%	Increase
		Black scholes	Discount rate	3.8%	Increase
			Term	0.6 - 1.0 / 0.7	Increase
			Volatility	55.0% - 80.0% / 63.4%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,019,965,354
Gross unrealized depreciation	(620,914,435)
Net unrealized appreciation (depreciation)	$19,399,050,919
Tax cost	$15,979,170,262

The Fund elected to defer to its next fiscal year $88,875,989 of ordinary losses recognized during the period January 1, 2025 to November 30,2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Advisor Growth Opportunities Fund	12,021,354.03

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

Consolidated Special Purpose Vehicle. The Funds included in the table below hold private equity of Indian issuers through a wholly owned special purpose vehicle (SPV). As of period end, the investment in the SPV was as follows:

	SPV Name	Net Assets of SPV	% of Fund's Total Assets
Fidelity Advisor Growth Opportunities Fund	Fid FDI 223, LLC	79,943,344.22

The financial statements have been consolidated to include the SPV accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Growth Opportunities Fund	12,385,005,585	12,227,164,897

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Advisor Growth Opportunities Fund	1,645,102	-	357,417,657	357,417,657	372,697,968
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.67
Class M	.66
Class C	.67
Class I	.67
Class Z	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.63
Class M	.63
Class C	.63
Class I	.63
Class Z	.52

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Growth Opportunities Fund	Russell 1000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of all classes. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .15%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	7,945,408	224,113
Class M	.25%	.25%	9,554,253	96,961
Class C	.75%	.25%	7,081,577	897,615
			24,581,238	1,218,689
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	2,022,533
Class M	43,341
Class CA	4,255
2,070,129

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Growth Opportunities Fund	$314,946

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Growth Opportunities Fund	110,576

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Growth Opportunities Fund	Borrower	36,216,889	3.88%	105,451

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Growth Opportunities Fund	725,793,980	741,926,175	267,295,943
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Advisor Growth Opportunities Fund	18,733
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Consolidated Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Growth Opportunities Fund	19,891	6,635	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Growth Opportunities Fund	30,820,875
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,655.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2026	Year ended November 30, 2025
Fidelity Advisor Growth Opportunities Fund
Distributions to shareholders
Class A	$248,973,180	$-
Class M	156,912,944	-
Class C	72,104,739	-
Class I	479,358,831	-
Class Z	181,094,137	-
Total	$1,138,443,831	$-
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2026	Year ended November 30, 2025	Six months ended May 31, 2026	Year ended November 30, 2025
Fidelity Advisor Growth Opportunities Fund
Class A
Shares sold	2,952,827	5,379,231	$619,736,237	$1,009,281,326
Reinvestment of distributions	1,114,862	-	236,205,770	-
Shares redeemed	(2,521,352)	(4,523,308)	(533,555,573)	(845,483,626)
Net increase (decrease)	1,546,337	855,923	$322,386,434	$163,797,700
Class M
Shares sold	629,202	1,590,599	$129,427,268	$288,111,439
Reinvestment of distributions	734,328	-	151,903,091	-
Shares redeemed	(1,474,579)	(2,973,884)	(303,395,099)	(541,933,961)
Net increase (decrease)	(111,049)	(1,383,285)	$(22,064,740)	$(253,822,522)
Class C
Shares sold	612,900	1,308,531	$100,812,325	$193,693,667
Reinvestment of distributions	423,286	-	70,070,787	-
Shares redeemed	(1,023,826)	(1,875,704)	(168,255,226)	(276,569,444)
Net increase (decrease)	12,360	(567,173)	$2,627,886	$(82,875,777)
Class I
Shares sold	9,129,218	14,775,077	$2,129,896,611	$3,061,299,891
Reinvestment of distributions	1,860,135	-	441,186,775	-
Shares redeemed	(8,750,507)	(12,811,702)	(2,049,646,045)	(2,653,606,982)
Net increase (decrease)	2,238,846	1,963,375	$521,437,341	$407,692,909
Class Z
Shares sold	4,280,456	8,314,470	$1,021,861,466	$1,739,614,307
Reinvestment of distributions	663,787	-	160,145,240	-
Shares redeemed	(4,425,297)	(8,957,176)	(1,050,753,493)	(1,915,324,040)
Net increase (decrease)	518,946	(642,706)	$131,253,213	$(175,709,733)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on January 14, 2026. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To reclassify the diversification status of the fund from diversified to non diversified by eliminating the following fundamental policy: The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

	# of Votes	% of Votes
Affirmative	11,922,821,307.27	87.44
Against	902,927,437.13	6.62
Abstain	809,991,234.08	5.94
TOTAL	13,635,739,978.48	100.00

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Growth Opportunities Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.704615.128
GO-SANN-0726
Fidelity Advisor® Equity Growth Fund

Semi-Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Equity Growth Fund
Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
BHP Group Ltd ADR (a)	779,217	69,280,183
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	407,000	119,488,232
BRAZIL - 0.5%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (b)	4,817	8,167,946
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	870,200	11,425,726
Materials - 0.4%
Metals & Mining - 0.4%
Vale SA ADR	3,185,400	51,762,750
TOTAL BRAZIL		71,356,422
CANADA - 1.2%
Information Technology - 0.4%
IT Services - 0.4%
Shopify Inc Class A (United States) (b)	459,798	54,582,620
Materials - 0.8%
Chemicals - 0.0%
Nutrien Ltd (United States)	122,500	8,397,375
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA (United States)	197,979	36,259,854
Franco-Nevada Corp	293,000	67,872,542
		104,132,396
TOTAL MATERIALS		112,529,771
TOTAL CANADA		167,112,391
CHILE - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Antofagasta PLC	930,800	51,368,772
Lundin Mining Corp	1,589,422	47,475,718

TOTAL CHILE		98,844,490
CHINA - 0.5%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd	193,400	10,507,734
Industrials - 0.4%
Electrical Equipment - 0.4%
Contemporary Amperex Technology Co Ltd A Shares (China)	912,400	57,174,595
TOTAL CHINA		67,682,329
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Auto1 Group SE (a)(b)	1,399,500	37,218,191
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (b)(c)	1,892,438	19
KOREA (SOUTH) - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
SK Hynix Inc	107,850	166,758,823
LUXEMBOURG - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
ArcelorMittal SA depository receipt	652,496	45,289,747
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	41,863	8,008,392
NETHERLANDS - 0.6%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (b)	81,500	68,133,185
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	26,500	8,515,775
TOTAL NETHERLANDS		76,648,960
NORWAY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	464,850	5,685,010
SWEDEN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Epiroc AB A Shares	544,500	16,108,184
TAIWAN - 3.7%
Information Technology - 3.7%
Electronic Equipment, Instruments & Components - 0.2%
Chroma ATE Inc	338,000	27,114,026
Semiconductors & Semiconductor Equipment - 3.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,150,292	481,339,688
TOTAL TAIWAN		508,453,714
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (b)	12,500	8,177,000
UNITED KINGDOM - 0.3%
Consumer Staples - 0.2%
Tobacco - 0.2%
British American Tobacco PLC	451,700	27,949,660
Financials - 0.1%
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(c)(d)	6,400	8,957,696
TOTAL UNITED KINGDOM		36,907,356
UNITED STATES - 87.1%
Communication Services - 11.4%
Entertainment - 1.3%
Live Nation Entertainment Inc (b)	105,738	17,807,336
Netflix Inc (b)	1,813,210	155,972,324
		173,779,660
Interactive Media & Services - 10.1%
Alphabet Inc Class A	2,546,377	968,489,029
Epic Games Inc (b)(c)(d)	3,289	1,451,896
Meta Platforms Inc Class A	640,820	405,325,058
		1,375,265,983
TOTAL COMMUNICATION SERVICES		1,549,045,643
Consumer Discretionary - 9.9%
Automobiles - 2.3%
Tesla Inc (b)	721,308	314,338,813
Waymo LLC Class B (c)(d)	5,800	953,056
		315,291,869
Broadline Retail - 5.1%
Amazon.com Inc (b)	2,562,181	693,428,666
Hotels, Restaurants & Leisure - 1.4%
Airbnb Inc Class A (b)	68,126	9,081,877
Hilton Worldwide Holdings Inc	238,344	78,095,795
Viking Holdings Ltd (b)	1,180,615	108,746,448
		195,924,120
Household Durables - 0.6%
Blu Homes Inc (b)(c)(d)	12,123,162	3,758
DR Horton Inc	168,234	24,745,539
Lennar Corp Class A	49,600	4,453,088
SharkNinja Inc (b)	417,500	50,889,075
		80,091,460
Specialty Retail - 0.5%
Lowe's Cos Inc	38,800	8,317,168
Ross Stores Inc	100,100	23,196,173
Williams-Sonoma Inc	173,640	35,347,895
		66,861,236
TOTAL CONSUMER DISCRETIONARY		1,351,597,351
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp	101,400	96,970,848
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	208,037	18,504,891
TOTAL CONSUMER STAPLES		115,475,739
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
APA Corp	1,297,277	47,259,802
ConocoPhillips	36,600	4,171,668
Exxon Mobil Corp	301,477	43,792,549
Ovintiv Inc	106,110	5,946,404
TOTAL ENERGY		101,170,423
Financials - 4.7%
Banks - 0.4%
Bank of America Corp	669,202	34,530,823
US Bancorp	370,401	20,316,495
		54,847,318
Capital Markets - 1.8%
Cboe Global Markets Inc	230,500	76,885,580
Charles Schwab Corp/The	419,500	36,643,325
Morgan Stanley	612,403	127,379,824
		240,908,729
Financial Services - 2.5%
Mastercard Inc Class A	701,052	346,305,667
TOTAL FINANCIALS		642,061,714
Health Care - 5.9%
Biotechnology - 2.1%
Adamas Pharmaceuticals Inc rights (b)(c)	1,000,100	10,001
Adamas Pharmaceuticals Inc rights (b)(c)	1,000,100	10
Alnylam Pharmaceuticals Inc (b)	187,899	56,741,740
Blueprint Medicines Corp rights (b)(c)	41,532	0
Cogent Biosciences Inc (b)	511,898	17,895,954
Cytokinetics Inc (b)	291,801	22,398,645
Gilead Sciences Inc	175,800	23,632,794
Hemab Therapeutics Holdings Inc	58,000	1,653,000
Insmed Inc (b)	501,912	53,659,412
Legend Biotech Corp ADR (b)	472,672	12,837,772
Moderna Inc (b)	1,319,901	62,286,128
Revolution Medicines Inc (b)	62,000	9,763,760
Twist Bioscience Corp (b)	24,100	1,611,567
Tyra Biosciences Inc (b)	678,600	22,672,026
		285,162,809
Health Care Equipment & Supplies - 0.9%
Edwards Lifesciences Corp (b)	803,700	69,495,939
Medline Inc Class A (a)	1,497,108	54,734,268
		124,230,207
Pharmaceuticals - 2.9%
Crinetics Pharmaceuticals Inc (b)	162,600	5,780,430
Eli Lilly & Co	344,152	380,287,960
		386,068,390
TOTAL HEALTH CARE		795,461,406
Industrials - 9.8%
Aerospace & Defense - 1.3%
Anduril Industries Inc Class B (c)(d)	1,399	96,461
Anduril Industries Inc Class C (c)(d)	1	69
Beta Technologies Inc Class A (a)(b)	67,200	1,232,448
Boeing Co (b)	442,589	102,304,447
GE Aerospace	27,879	9,026,105
Hawkeye 360 Inc	22,900	755,929
Space Exploration Technologies Corp (b)(d)	461,480	62,299,800
		175,715,259
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	51,000	9,111,150
Building Products - 0.8%
Madison Air Solutions Corp Class A	113,900	4,951,233
Trane Technologies PLC	241,894	109,166,762
		114,117,995
Construction & Engineering - 0.7%
Dycom Industries Inc (b)	120,896	61,656,960
EMCOR Group Inc	40,900	33,816,938
		95,473,898
Electrical Equipment - 2.1%
GE Vernova Inc	151,017	146,232,781
Nextpower Inc Class A (b)	890,600	139,289,840
		285,522,621
Ground Transportation - 0.4%
Old Dominion Freight Line Inc	255,773	57,587,291
Machinery - 3.1%
Cummins Inc	159,300	103,008,160
Deere & Co	157,324	85,297,926
Dover Corp	154,178	32,587,062
PACCAR Inc	451,700	49,854,129
Parker-Hannifin Corp	69,400	58,617,322
Westinghouse Air Brake Technologies Corp	358,144	93,532,887
		422,897,486
Passenger Airlines - 0.5%
Delta Air Lines Inc	632,000	52,127,360
Southwest Airlines Co	326,800	14,036,060
		66,163,420
Trading Companies & Distributors - 0.8%
Ferguson Enterprises Inc (United Kingdom)	322,415	72,467,359
United Rentals Inc	34,958	34,806,632
		107,273,991
TOTAL INDUSTRIALS		1,333,863,111
Information Technology - 41.4%
Communications Equipment - 0.7%
Arista Networks Inc (b)	455,345	72,613,867
Lumentum Holdings Inc (b)	20,300	17,355,688
		89,969,555
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp Class A	844,272	125,593,903
Coherent Corp (b)	134,400	48,581,568
Corning Inc	451,400	81,775,624
		255,951,095
Semiconductors & Semiconductor Equipment - 23.0%
Advanced Micro Devices Inc (b)	126,200	65,131,820
Analog Devices Inc	116,300	48,130,755
Broadcom Inc	1,282,904	573,163,020
Intel Corp (b)	920,700	105,585,876
KLA Corp	34,800	66,875,508
Lam Research Corp	329,300	104,776,674
MACOM Technology Solutions Holdings Inc (b)	136,600	49,809,824
Marvell Technology Inc	686,000	140,630,000
Micron Technology Inc	70,100	68,067,100
NVIDIA Corp	8,787,458	1,855,383,883
SiTime Corp (b)	52,606	37,360,781
		3,114,915,241
Software - 9.6%
Asapp Inc warrants 8/28/2028 (b)(c)(d)	2,071,818	600,827
Cadence Design Systems Inc (b)	176,600	66,212,638
Canva Inc Class A (b)(c)(d)	5,700	7,243,959
Datadog Inc Class A (b)	482,500	119,346,375
Microsoft Corp	2,164,344	974,474,243
Palantir Technologies Inc Class A (b)	318,200	49,811,028
Synopsys Inc (b)	166,800	79,333,416
		1,297,022,486
Technology Hardware, Storage & Peripherals - 6.2%
Apple Inc	2,502,468	780,920,164
Seagate Technology Holdings PLC	75,900	66,776,820
		847,696,984
TOTAL INFORMATION TECHNOLOGY		5,605,555,361
Materials - 1.8%
Chemicals - 0.6%
Corteva Inc	1,090,851	85,391,816
Construction Materials - 0.0%
Vulcan Materials Co	12,700	3,593,084
Metals & Mining - 1.2%
Alcoa Corp	1,450,308	112,601,913
Coeur Mining Inc	1,222,227	23,613,426
Steel Dynamics Inc	93,500	24,324,025
		160,539,364
TOTAL MATERIALS		249,524,264
Real Estate - 0.3%
Health Care REITs - 0.3%
Ventas Inc	427,300	36,072,666
Utilities - 0.3%
Electric Utilities - 0.2%
NRG Energy Inc	230,646	30,925,016
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	69,300	11,103,939
TOTAL UTILITIES		42,028,955
TOTAL UNITED STATES		11,821,856,633
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	323,530	9,959,463
TOTAL COMMON STOCKS (Cost $7,947,479,216)		13,334,835,539

Convertible Preferred Stocks - 1.5%
	Shares	Value ($)
UNITED STATES - 1.5%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series D-2 (c)(d)	20,600	3,384,992
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	57,400	809,340
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	111,100	204,423
Industrials - 0.2%
Aerospace & Defense - 0.2%
Anduril Industries Inc Series F (b)(c)(d)	208,346	14,365,457
Anduril Industries Inc Series G (b)(c)(d)	13,400	923,930
Anduril Industries Inc Series H (c)(d)	132,700	9,149,665
		24,439,052
Air Freight & Logistics - 0.0%
Zipline International Inc Series H (c)(d)	112,900	6,351,754
TOTAL INDUSTRIALS		30,790,806
Information Technology - 1.2%
Software - 1.2%
Anthropic PBC Series F (c)(d)	49,200	28,979,292
Anthropic PBC Series G (c)(d)	83,500	49,182,335
Anthropic PBC Series H (c)(d)	52,900	31,158,629
Asapp Inc Series C (b)(c)(d)	367,427	635,649
Asapp Inc Series D (b)(c)(d)	3,611,038	3,936,031
Canva Inc Series A (b)(c)(d)	846	1,075,156
Canva Inc Series A2 (b)(c)(d)	154	195,714
Databricks Inc Series K (c)(d)	46,800	8,892,000
OpenAI Group Pbc Series A-2 (c)(d)	34,033	23,404,154
World Labs Technologies Inc Series C (c)(d)	12,100	3,807,144
World Labs Technologies Inc Series C PRIME (c)(d)	9,268	3,122,667
TOTAL INFORMATION TECHNOLOGY		154,388,771
Materials - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings Inc Series C2 (b)(c)(d)	76,285	1,347,956
Illuminated Holdings Inc Series C3 (b)(c)(d)	95,356	1,684,941
Illuminated Holdings Inc Series C4 (b)(c)(d)	27,230	481,154
Illuminated Holdings Inc Series C5 (b)(c)(d)	53,844	951,423
Illuminated Holdings Inc Series E2 (c)(d)	230,280	4,069,048
TOTAL MATERIALS		8,534,522
TOTAL UNITED STATES		198,112,854
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $133,971,888)		198,112,854

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.67	60,852,085	60,864,255
Fidelity Securities Lending Cash Central Fund (e)(f)	3.67	75,617,651	75,625,213
TOTAL MONEY MARKET FUNDS (Cost $136,489,468)			136,489,468

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $8,217,940,572)	13,669,437,861
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(85,304,469)
NET ASSETS - 100.0%	13,584,133,392

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $279,720,376 or 2.1% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	732,470

Anduril Industries Inc Class B	6/16/2025	57,195

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series F	8/7/2024	4,528,734

Anduril Industries Inc Series G	4/17/2025	547,829

Anduril Industries Inc Series H	5/12/2026	9,150,023

Anthropic PBC Series F	8/18/2025	6,935,606

Anthropic PBC Series G	1/27/2026	21,637,889

Anthropic PBC Series H	5/28/2026	31,158,603

Asapp Inc Series C	4/30/2021	2,423,953

Asapp Inc Series D	8/29/2023	13,944,023

Asapp Inc warrants 8/28/2028	8/29/2023	2

Blu Homes Inc	5/21/2020	20,968

Canva Inc Class A	8/19/2025 - 11/12/2025	9,382,998

Canva Inc Series A	9/22/2023	902,395

Canva Inc Series A2	9/22/2023	164,266

Databricks Inc Series K	9/8/2025	7,020,000

ElevateBio LLC Series C	3/9/2021	466,064

Epic Games Inc	3/29/2021	2,910,765

Illuminated Holdings Inc Series C2	7/7/2020	1,907,125

Illuminated Holdings Inc Series C3	7/7/2020	2,860,680

Illuminated Holdings Inc Series C4	1/8/2021	980,280

Illuminated Holdings Inc Series C5	6/16/2021	2,326,061

Illuminated Holdings Inc Series E2	6/14/2023 - 9/27/2023	3,871,000

OpenAI Group Pbc Series A-2	9/30/2024	6,393,400

Revolut Group Holdings Ltd	1/28/2026	9,024,610

Space Exploration Technologies Corp	11/22/2024 - 12/12/2025	24,228,130

Waymo LLC Class B	4/22/2026	953,032

Waymo LLC Series D-2	2/2/2026	3,384,908

World Labs Technologies Inc Series C	2/17/2026	3,148,886

World Labs Technologies Inc Series C PRIME	2/17/2026	3,135,458

Zipline International Inc Series H	12/3/2025	6,352,235

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,618,468	843,391,136	794,135,204	1,029,734	(10,145)	-	60,864,255	60,852,085	0.1%
Fidelity Securities Lending Cash Central Fund	89,928	259,699,746	184,164,421	87,818	(40)	-	75,625,213	75,617,651	0.2%
Total	11,708,396	1,103,090,882	978,299,625	1,117,552	(10,185)	-	136,489,468

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,559,553,377	1,547,593,747	10,507,734	1,451,896
Consumer Discretionary	1,396,983,488	1,396,026,674	-	956,814
Consumer Staples	143,425,399	115,475,739	27,949,660	-
Energy	101,170,423	101,170,423	-	-
Financials	662,445,136	653,487,440	-	8,957,696
Health Care	983,082,842	983,072,812	-	10,030
Industrials	1,407,145,890	1,328,641,376	78,407,984	96,530
Information Technology	6,352,043,293	6,344,198,507	-	7,844,786
Materials	650,884,070	645,199,060	5,685,010	-
Real Estate	36,072,666	36,072,666	-	-
Utilities	42,028,955	42,028,955	-	-

Convertible Preferred Stocks
Consumer Discretionary	3,384,992	-	-	3,384,992
Financials	809,340	-	-	809,340
Health Care	204,423	-	-	204,423
Industrials	30,790,806	-	-	30,790,806
Information Technology	154,388,771	-	-	154,388,771
Materials	8,534,522	-	-	8,534,522

Money Market Funds	136,489,468	136,489,468	-	-
Total Investments in Securities:	13,669,437,861	13,329,456,867	122,550,388	217,430,606
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2026 ($)
Common Stocks	13,003,688	-	(3,663,579)	9,977,643	-	-	-	-	19,317,752	(3,663,579)
Convertible Preferred Stocks	75,854,572	-	48,607,310	81,839,002	(8,188,030)	-	-	-	198,112,854	66,923,536
Convertible Corporate Bonds	1,598,277	-	20,723	-	(1,619,000)	-	-	-	-	-
Preferred Securities	2,854,860	-	(602,860)	-	(2,252,000)	-	-	-	-	-

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $104,188,779) - See accompanying schedule:
Unaffiliated issuers (cost $8,081,451,104)	$13,532,948,393
Fidelity Central Funds (cost $136,489,468)	136,489,468

Total Investment in Securities (cost $8,217,940,572)		$13,669,437,861
Foreign currency held at value (cost $1,315,301)		1,188,715
Receivable for fund shares sold		6,650,829
Dividends receivable		5,580,372
Distributions receivable from Fidelity Central Funds		258,160
Prepaid expenses		1,683
Other receivables		177,899
Total assets		13,683,295,519
Liabilities
Payable for investments purchased	$4,469,830
Payable for fund shares redeemed	10,504,588
Accrued management fee	6,744,497
Distribution and service plan fees payable	1,730,954
Other payables and accrued expenses	92,233
Collateral on securities loaned	75,620,025
Total liabilities		99,162,127
Net Assets		$13,584,133,392
Net Assets consist of:
Paid in capital		$8,015,433,048
Total accumulated earnings (loss)		5,568,700,344
Net Assets		$13,584,133,392

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,221,961,628 ÷ 125,847,678 shares)(a)		$25.60
Maximum offering price per share (100/94.25 of $25.60)		$27.16
Class M :
Net Asset Value and redemption price per share ($2,192,808,362 ÷ 90,011,509 shares)(a)		$24.36
Maximum offering price per share (100/96.50 of $24.36)		$25.24
Class C :
Net Asset Value and offering price per share ($224,923,000 ÷ 12,528,117 shares)(a)		$17.95
Class I :
Net Asset Value, offering price and redemption price per share ($4,375,923,680 ÷ 143,900,459 shares)		$30.41
Class Z :
Net Asset Value, offering price and redemption price per share ($3,568,516,722 ÷ 115,100,647 shares)		$31.00
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Dividends		$32,471,108
Income from Fidelity Central Funds (including $87,818 from security lending)		1,117,552
Security lending		6,489
Total income		33,595,149
Expenses
Management fee	$38,001,626
Distribution and service plan fees	9,750,864
Custodian fees and expenses	87,156
Independent trustees' fees and expenses	16,578
Registration fees	168,863
Audit fees	47,105
Legal	6,414
Interest	22,247
Miscellaneous	18,405
Total expenses		48,119,258
Net Investment income (loss)		(14,524,109)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	140,954,597
Fidelity Central Funds	(10,185)
Foreign currency transactions	(320,970)
Total net realized gain (loss)		140,623,442
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,490,702,026
Assets and liabilities in foreign currencies	(77,947)
Total change in net unrealized appreciation (depreciation)		1,490,624,079
Net gain (loss)		1,631,247,521
Net increase (decrease) in net assets resulting from operations		$1,616,723,412
Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(14,524,109)	$(17,285,371)
Net realized gain (loss)	140,623,442	1,435,124,455
Change in net unrealized appreciation (depreciation)	1,490,624,079	135,918,903
Net increase (decrease) in net assets resulting from operations	1,616,723,412	1,553,757,987
Distributions to shareholders	(70,332,872)	(1,221,176,028)

Share transactions - net increase (decrease)	(591,213,624)	461,183,418
Total increase (decrease) in net assets	955,176,916	793,765,377

Net Assets
Beginning of period	12,628,956,476	11,835,191,099
End of period	$13,584,133,392	$12,628,956,476

Financial Highlights
Fidelity Advisor® Equity Growth Fund Class A

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.72	$22.52	$16.39	$13.85	$19.23	$17.06
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.06)	(.07)	(.02)	(.02)	- C
Net realized and unrealized gain (loss)	3.06	2.74	6.30	2.85	(3.14)	4.08
Total from investment operations	3.02	2.68	6.23	2.83	(3.16)	4.08
Distributions from net realized gain	(.14)	(2.48)	(.10)	(.29)	(2.22)	(1.91)
Total distributions	(.14)	(2.48)	(.10)	(.29)	(2.22)	(1.91)
Net asset value, end of period	$25.60	$22.72	$22.52	$16.39	$13.85	$19.23
Total Return D,E,F	13.36%	13.23%	38.17%	21.03%	(18.79)%	26.35%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.90% I	.91%	.93%	.96%	.97%	.97%
Expenses net of fee waivers, if any	.90 % I	.91%	.92%	.96%	.97%	.97%
Expenses net of all reductions, if any	.90% I	.91%	.92%	.96%	.97%	.97%
Net investment income (loss)	(.36)% I	(.27)%	(.35)%	(.16)%	(.11)%	(.02)% C
Supplemental Data
Net assets, end of period (000 omitted)	$3,221,962	$2,933,662	$2,674,749	$1,821,007	$1,421,852	$1,751,645
Portfolio turnover rate J	38 % I	69% K	52% K	43%	40%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.31)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Growth Fund Class M

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.65	$21.62	$15.78	$13.38	$18.64	$16.60
Income from Investment Operations
Net investment income (loss) A,B	(.07)	(.10)	(.11)	(.06)	(.05)	(.04) C
Net realized and unrealized gain (loss)	2.92	2.61	6.05	2.75	(3.04)	3.95
Total from investment operations	2.85	2.51	5.94	2.69	(3.09)	3.91
Distributions from net realized gain	(.14)	(2.48)	(.10)	(.29)	(2.17)	(1.87)
Total distributions	(.14)	(2.48)	(.10)	(.29)	(2.17)	(1.87)
Net asset value, end of period	$24.36	$21.65	$21.62	$15.78	$13.38	$18.64
Total Return D,E,F	13.24%	12.97%	37.81%	20.71%	(18.95)%	25.99%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.15% I	1.16%	1.17%	1.21%	1.21%	1.21%
Expenses net of fee waivers, if any	1.15 % I	1.16%	1.16%	1.20%	1.21%	1.21%
Expenses net of all reductions, if any	1.15% I	1.16%	1.16%	1.20%	1.21%	1.21%
Net investment income (loss)	(.61)% I	(.52)%	(.59)%	(.40)%	(.36)%	(.26)% C
Supplemental Data
Net assets, end of period (000 omitted)	$2,192,808	$2,049,105	$2,060,799	$1,619,005	$1,436,622	$1,937,730
Portfolio turnover rate J	38 % I	69% K	52% K	43%	40%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.56)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Growth Fund Class C

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.03	$16.72	$12.28	$10.54	$15.14	$13.84
Income from Investment Operations
Net investment income (loss) A,B	(.09)	(.15)	(.17)	(.10)	(.10)	(.11) C
Net realized and unrealized gain (loss)	2.15	1.94	4.71	2.13	(2.39)	3.24
Total from investment operations	2.06	1.79	4.54	2.03	(2.49)	3.13
Distributions from net realized gain	(.14)	(2.48)	(.10)	(.29)	(2.11)	(1.83)
Total distributions	(.14)	(2.48)	(.10)	(.29)	(2.11)	(1.83)
Net asset value, end of period	$17.95	$16.03	$16.72	$12.28	$10.54	$15.14
Total Return D,E,F	12.95%	12.38%	37.18%	20.01%	(19.38)%	25.36%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.65% I	1.66%	1.68%	1.74%	1.75%	1.74%
Expenses net of fee waivers, if any	1.65 % I	1.66%	1.68%	1.74%	1.75%	1.74%
Expenses net of all reductions, if any	1.65% I	1.66%	1.68%	1.74%	1.75%	1.74%
Net investment income (loss)	(1.11)% I	(1.02)%	(1.11)%	(.93)%	(.89)%	(.79)% C
Supplemental Data
Net assets, end of period (000 omitted)	$224,923	$217,959	$212,853	$132,579	$97,630	$133,577
Portfolio turnover rate J	38 % I	69% K	52% K	43%	40%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.09)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Growth Fund Class I

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.93	$26.17	$18.99	$15.95	$21.82	$19.10
Income from Investment Operations
Net investment income (loss) A,B	(.01)	- C	(.02)	.02	.02	.05 D
Net realized and unrealized gain (loss)	3.63	3.24	7.30	3.31	(3.63)	4.61
Total from investment operations	3.62	3.24	7.28	3.33	(3.61)	4.66
Distributions from net realized gain	(.14)	(2.48)	(.10)	(.29)	(2.26)	(1.94)
Total distributions	(.14)	(2.48)	(.10)	(.29)	(2.26)	(1.94)
Net asset value, end of period	$30.41	$26.93	$26.17	$18.99	$15.95	$21.82
Total Return E,F	13.50%	13.55%	38.48%	21.40%	(18.62)%	26.65%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.65% I	.66%	.68%	.71%	.72%	.71%
Expenses net of fee waivers, if any	.65 % I	.66%	.68%	.71%	.71%	.71%
Expenses net of all reductions, if any	.65% I	.66%	.68%	.71%	.71%	.71%
Net investment income (loss)	(.11)% I	(.02)%	(.11)%	.09%	.14%	.24% D
Supplemental Data
Net assets, end of period (000 omitted)	$4,375,924	$4,148,613	$3,832,108	$2,548,297	$1,284,799	$1,067,081
Portfolio turnover rate J	38 % I	69% K	52% K	43%	40%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.06)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Growth Fund Class Z

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.44	$26.59	$19.27	$16.17	$22.07	$19.30
Income from Investment Operations
Net investment income (loss) A,B	- C	.02	- C	.04	.04	.07 D
Net realized and unrealized gain (loss)	3.70	3.31	7.42	3.35	(3.66)	4.66
Total from investment operations	3.70	3.33	7.42	3.39	(3.62)	4.73
Distributions from net realized gain	(.14)	(2.48)	(.10)	(.29)	(2.28)	(1.96)
Total distributions	(.14)	(2.48)	(.10)	(.29)	(2.28)	(1.96)
Net asset value, end of period	$31.00	$27.44	$26.59	$19.27	$16.17	$22.07
Total Return E,F	13.54%	13.69%	38.65%	21.48%	(18.46)%	26.77%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.53% I	.54%	.57%	.59%	.60%	.60%
Expenses net of fee waivers, if any	.53 % I	.54%	.56%	.59%	.60%	.60%
Expenses net of all reductions, if any	.53% I	.54%	.56%	.59%	.60%	.60%
Net investment income (loss)	.01% I	.10%	.01%	.22%	.26%	.35% D
Supplemental Data
Net assets, end of period (000 omitted)	$3,568,517	$3,279,618	$3,054,682	$1,589,727	$644,911	$284,652
Portfolio turnover rate J	38 % I	69% K	52% K	43%	40%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .06%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity Advisor Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2.Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$19,317,752	Market comparable	Enterprise value/Revenue multiple (EV/R)	4.0 - 14.9 / 7.5	Increase
			Enterprise value/Net Income multiple (EV/NI)	28.0	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	4.6%	Decrease
			Term	0.2	Increase
			Probability rate	2.5%	Increase
		Black scholes	Discount rate	4.1%	Increase
			Term	2.0	Increase
			Volatility	65.0%	Increase
Convertible Preferred Stocks	$198,112,854	Market comparable	Enterprise value/Revenue multiple (EV/R)	6.3 - 54.1 / 16.9	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$12.76 - $338.31 / $304.27	Increase
		Black scholes	Discount rate	3.8% - 4.3% / 4.2%	Increase
			Term	2.0 - 4.0 / 3.3	Increase
			Volatility	50.0% - 75.0% / 57.3%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,729,446,141
Gross unrealized depreciation	(288,226,988)
Net unrealized appreciation (depreciation)	$5,441,219,153
Tax cost	$8,228,218,708

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Equity Growth Fund	2,358,056,297	3,083,368,554

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Advisor Equity Growth Fund	98,946,770	-	1,105,963,901	1,105,963,901	2,531,622,388
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.67
Class M	.66
Class C	.70
Class I	.67
Class Z	.55

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.64
Class M	.64
Class C	.64
Class I	.64
Class Z	.53

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	3,654,970	83,994
Class M	.25%	.25%	5,039,558	54,094
Class C	.75%	.25%	1,056,336	165,226
			9,750,864	303,314

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	488,665
Class M	11,107
Class CA	1,867
501,639

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Equity Growth Fund	$16,316

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Equity Growth Fund	29,289

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Equity Growth Fund	Borrower	13,654,600	3.91%	22,247

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Equity Growth Fund	110,142,164	191,130,997	4,330,511
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Advisor Equity Growth Fund	7,813
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Equity Growth Fund	10,759	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Equity Growth Fund	30,322,044
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2026	Year ended November 30, 2025
Fidelity Advisor Equity Growth Fund
Distributions to shareholders
Class A	$17,873,720	$295,630,550
Class M	13,036,581	235,908,092
Class C	1,869,301	31,799,141
Class I	21,128,318	371,558,311
Class Z	16,424,952	286,279,934
Total	$70,332,872	$1,221,176,028
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2026	Year ended November 30, 2025	Six months ended May 31, 2026	Year ended November 30, 2025
Fidelity Advisor Equity Growth Fund
Class A
Shares sold	6,334,127	17,647,068	$144,210,022	$359,178,924
Reinvestment of distributions	732,720	13,580,745	16,669,324	275,553,313
Shares redeemed	(10,334,762)	(20,893,680)	(236,688,551)	(428,746,321)
Net increase (decrease)	(3,267,915)	10,334,133	$(75,809,205)	$205,985,916
Class M
Shares sold	2,632,317	6,476,272	$57,019,260	$125,663,492
Reinvestment of distributions	587,232	11,903,061	12,725,317	230,681,326
Shares redeemed	(7,838,606)	(19,050,604)	(170,516,044)	(371,665,037)
Net increase (decrease)	(4,619,057)	(671,271)	$(100,771,467)	$(15,320,219)
Class C
Shares sold	894,807	2,941,434	$14,295,043	$42,772,142
Reinvestment of distributions	114,595	2,162,064	1,833,595	31,176,964
Shares redeemed	(2,074,856)	(4,239,529)	(33,354,630)	(60,336,328)
Net increase (decrease)	(1,065,454)	863,969	$(17,225,992)	$13,612,778
Class I
Shares sold	14,075,497	149,686,493	$379,900,626	$3,754,294,792
Reinvestment of distributions	742,055	14,663,719	20,028,063	351,782,622
Shares redeemed	(24,979,595)	(156,701,626)	(675,073,163)	(3,947,393,424)
Net increase (decrease)	(10,162,043)	7,648,586	$(275,144,474)	$158,683,990
Class Z
Shares sold	11,179,739	32,051,401	$307,586,074	$778,124,699
Reinvestment of distributions	557,285	10,688,023	15,325,349	261,001,510
Shares redeemed	(16,173,557)	(38,071,907)	(445,173,909)	(940,905,256)
Net increase (decrease)	(4,436,533)	4,667,517	$(122,262,486)	$98,220,953
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Equity Growth Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.704747.128
EPG-SANN-0726

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2026